Shareholder Report		12 Months Ended
	Jul. 01, 2025	Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000206057
Shareholder Report [Line Items]
Fund Name		Alternative Risk Premia Fund
Class Name		Class R6
Trading Symbol		WRPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$67	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12 months that ended June 30, 2026, the Fund outperformed its benchmark, benefiting from a volatile macro backdrop. Growth moderated as tariff front-loading and artificial intelligence (AI) investment supported resilience in the second half of 2025, before the Middle East conflict drove an energy-led inflation surge in the first half of 2026, which prompted central banks to adjust their policy. The U.S. dollar gained strength, balancing Federal Reserve easing against safe-haven demand, while global bonds lagged on a sharp March selloff as inflation fears reignited.

Foreign exchange (FX) and commodity trend/carry led performance: FX carry, commodity curve momentum, FX momentum, and cross-asset trend (a strategy seeking efficient diversification) were top contributors, led by a short position in Korean won, short on UK/Japanese rates, long precious metals, long natural gas/gas-oil, and long the Brazilian real and South African rand while short the euro, Japanese yen, and Swiss franc. FX value detracted along with rates reversal, commodity positioning, and mean reversion, short the Australian dollar while long Australian rates, and long U.S. wholesale gasoline.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,830	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,870	$10,124	$10,578
8/31/2019	$9,960	$10,144	$10,852
9/30/2019	$9,950	$10,162	$10,794
10/31/2019	$9,810	$10,182	$10,827
11/30/2019	$9,850	$10,194	$10,821
12/31/2019	$9,581	$10,209	$10,814
1/31/2020	$9,712	$10,223	$11,022
2/29/2020	$9,369	$10,238	$11,220
3/31/2020	$8,459	$10,268	$11,154
4/30/2020	$8,348	$10,268	$11,353
5/31/2020	$8,298	$10,269	$11,405
6/30/2020	$8,105	$10,270	$11,477
7/31/2020	$8,196	$10,272	$11,649
8/31/2020	$8,166	$10,273	$11,555
9/30/2020	$8,085	$10,274	$11,548
10/31/2020	$8,015	$10,275	$11,497
11/30/2020	$7,924	$10,276	$11,610
12/31/2020	$7,984	$10,277	$11,626
1/31/2021	$8,055	$10,278	$11,542
2/28/2021	$8,075	$10,279	$11,376
3/31/2021	$8,267	$10,280	$11,234
4/30/2021	$8,419	$10,280	$11,322
5/31/2021	$8,580	$10,280	$11,359
6/30/2021	$8,580	$10,280	$11,439
7/31/2021	$8,570	$10,280	$11,567
8/31/2021	$8,510	$10,281	$11,545
9/30/2021	$8,580	$10,281	$11,445
10/31/2021	$8,530	$10,281	$11,442
11/30/2021	$8,368	$10,281	$11,476
12/31/2021	$8,540	$10,282	$11,446
1/31/2022	$8,661	$10,282	$11,200
2/28/2022	$8,530	$10,283	$11,075
3/31/2022	$8,641	$10,286	$10,767
4/30/2022	$8,985	$10,288	$10,359
5/31/2022	$9,045	$10,295	$10,425
6/30/2022	$9,227	$10,297	$10,262
7/31/2022	$9,157	$10,302	$10,513
8/31/2022	$9,359	$10,319	$10,215
9/30/2022	$9,187	$10,344	$9,774
10/31/2022	$9,227	$10,361	$9,648
11/30/2022	$9,197	$10,394	$10,002
12/31/2022	$9,427	$10,432	$9,957
1/31/2023	$9,310	$10,464	$10,264
2/28/2023	$9,462	$10,499	$9,998
3/31/2023	$9,520	$10,544	$10,252
4/30/2023	$9,625	$10,577	$10,314
5/31/2023	$9,590	$10,618	$10,202
6/30/2023	$9,637	$10,667	$10,166
7/31/2023	$9,579	$10,709	$10,158
8/31/2023	$9,719	$10,758	$10,094
9/30/2023	$9,614	$10,807	$9,837
10/31/2023	$9,800	$10,855	$9,682
11/30/2023	$9,695	$10,904	$10,120
12/31/2023	$9,444	$10,955	$10,508
1/31/2024	$9,749	$11,002	$10,479
2/29/2024	$9,835	$11,047	$10,331
3/31/2024	$10,030	$11,096	$10,426
4/30/2024	$9,969	$11,144	$10,163
5/31/2024	$9,884	$11,197	$10,335
6/30/2024	$10,091	$11,243	$10,433
7/31/2024	$10,042	$11,294	$10,677
8/31/2024	$9,981	$11,348	$10,830
9/30/2024	$9,920	$11,397	$10,975
10/31/2024	$9,908	$11,440	$10,703
11/30/2024	$10,165	$11,484	$10,816
12/31/2024	$10,497	$11,530	$10,639
1/31/2025	$10,560	$11,573	$10,696
2/28/2025	$10,826	$11,609	$10,931
3/31/2025	$10,800	$11,648	$10,935
4/30/2025	$10,118	$11,688	$10,978
5/31/2025	$10,181	$11,731	$10,899
6/30/2025	$10,118	$11,769	$11,067
7/31/2025	$10,194	$11,810	$11,038
8/31/2025	$10,472	$11,856	$11,170
9/30/2025	$10,699	$11,896	$11,292
10/31/2025	$10,788	$11,937	$11,362
11/30/2025	$11,002	$11,970	$11,433
12/31/2025	$11,068	$12,012	$11,416
1/31/2026	$11,583	$12,046	$11,428
2/28/2026	$11,542	$12,079	$11,615
3/31/2026	$12,138	$12,114	$11,410
4/30/2026	$12,111	$12,149	$11,423
5/31/2026	$12,179	$12,186	$11,459
6/30/2026	$11,908	$12,221	$11,486

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception (1/29/19)
Class R6	17.69	6.77	2.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.84	3.52	2.74
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.89

Performance Inception Date		Jan. 29, 2019
No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 118,632,806
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 470,042
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]
Table Summary
Consolidated Total net assets	$118,632,806
Consolidated # of portfolio holdings	76
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$470,042

Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

Table Summary
Type	Long Position	Short Position
Bond futures	27	53
Commodity futures	17	25
Currency forwards	76	118
Equity index futures	18	0

Material Fund Change [Text Block]
C000206058
Shareholder Report [Line Items]
Fund Name		Alternative Risk Premia Fund
Class Name		Institutional Class
Trading Symbol		WRPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$78	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12 months that ended June 30, 2026, the Fund outperformed its benchmark, benefiting from a volatile macro backdrop. Growth moderated as tariff front-loading and artificial intelligence (AI) investment supported resilience in the second half of 2025, before the Middle East conflict drove an energy-led inflation surge in the first half of 2026, which prompted central banks to adjust their policy. The U.S. dollar gained strength, balancing Federal Reserve easing against safe-haven demand, while global bonds lagged on a sharp March selloff as inflation fears reignited.

Foreign exchange (FX) and commodity trend/carry led performance: FX carry, commodity curve momentum, FX momentum, and cross-asset trend (a strategy seeking efficient diversification) were top contributors, led by a short position in Korean won, short on UK/Japanese rates, long precious metals, long natural gas/gas-oil, and long the Brazilian real and South African rand while short the euro, Japanese yen, and Swiss franc. FX value detracted along with rates reversal, commodity positioning, and mean reversion, short the Australian dollar while long Australian rates, and long U.S. wholesale gasoline.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,820	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,860	$10,124	$10,578
8/31/2019	$9,950	$10,144	$10,852
9/30/2019	$9,940	$10,162	$10,794
10/31/2019	$9,800	$10,182	$10,827
11/30/2019	$9,840	$10,194	$10,821
12/31/2019	$9,571	$10,209	$10,814
1/31/2020	$9,702	$10,223	$11,022
2/29/2020	$9,359	$10,238	$11,220
3/31/2020	$8,450	$10,268	$11,154
4/30/2020	$8,329	$10,268	$11,353
5/31/2020	$8,289	$10,269	$11,405
6/30/2020	$8,097	$10,270	$11,477
7/31/2020	$8,178	$10,272	$11,649
8/31/2020	$8,147	$10,273	$11,555
9/30/2020	$8,067	$10,274	$11,548
10/31/2020	$7,996	$10,275	$11,497
11/30/2020	$7,915	$10,276	$11,610
12/31/2020	$7,966	$10,277	$11,626
1/31/2021	$8,036	$10,278	$11,542
2/28/2021	$8,057	$10,279	$11,376
3/31/2021	$8,248	$10,280	$11,234
4/30/2021	$8,400	$10,280	$11,322
5/31/2021	$8,561	$10,280	$11,359
6/30/2021	$8,551	$10,280	$11,439
7/31/2021	$8,551	$10,280	$11,567
8/31/2021	$8,481	$10,281	$11,545
9/30/2021	$8,551	$10,281	$11,445
10/31/2021	$8,501	$10,281	$11,442
11/30/2021	$8,339	$10,281	$11,476
12/31/2021	$8,511	$10,282	$11,446
1/31/2022	$8,632	$10,282	$11,200
2/28/2022	$8,501	$10,283	$11,075
3/31/2022	$8,612	$10,286	$10,767
4/30/2022	$8,955	$10,288	$10,359
5/31/2022	$9,016	$10,295	$10,425
6/30/2022	$9,187	$10,297	$10,262
7/31/2022	$9,127	$10,302	$10,513
8/31/2022	$9,329	$10,319	$10,215
9/30/2022	$9,157	$10,344	$9,774
10/31/2022	$9,187	$10,361	$9,648
11/30/2022	$9,157	$10,394	$10,002
12/31/2022	$9,396	$10,432	$9,957
1/31/2023	$9,279	$10,464	$10,264
2/28/2023	$9,419	$10,499	$9,998
3/31/2023	$9,478	$10,544	$10,252
4/30/2023	$9,594	$10,577	$10,314
5/31/2023	$9,547	$10,618	$10,202
6/30/2023	$9,594	$10,667	$10,166
7/31/2023	$9,536	$10,709	$10,158
8/31/2023	$9,676	$10,758	$10,094
9/30/2023	$9,571	$10,807	$9,837
10/31/2023	$9,757	$10,855	$9,682
11/30/2023	$9,652	$10,904	$10,120
12/31/2023	$9,392	$10,955	$10,508
1/31/2024	$9,709	$11,002	$10,479
2/29/2024	$9,782	$11,047	$10,331
3/31/2024	$9,977	$11,096	$10,426
4/30/2024	$9,916	$11,144	$10,163
5/31/2024	$9,843	$11,197	$10,335
6/30/2024	$10,038	$11,243	$10,433
7/31/2024	$9,990	$11,294	$10,677
8/31/2024	$9,941	$11,348	$10,830
9/30/2024	$9,880	$11,397	$10,975
10/31/2024	$9,855	$11,440	$10,703
11/30/2024	$10,111	$11,484	$10,816
12/31/2024	$10,445	$11,530	$10,639
1/31/2025	$10,508	$11,573	$10,696
2/28/2025	$10,773	$11,609	$10,931
3/31/2025	$10,748	$11,648	$10,935
4/30/2025	$10,067	$11,688	$10,978
5/31/2025	$10,130	$11,731	$10,899
6/30/2025	$10,067	$11,769	$11,067
7/31/2025	$10,130	$11,810	$11,038
8/31/2025	$10,407	$11,856	$11,170
9/30/2025	$10,634	$11,896	$11,292
10/31/2025	$10,722	$11,937	$11,362
11/30/2025	$10,937	$11,970	$11,433
12/31/2025	$11,003	$12,012	$11,416
1/31/2026	$11,503	$12,046	$11,428
2/28/2026	$11,476	$12,079	$11,615
3/31/2026	$12,057	$12,114	$11,410
4/30/2026	$12,043	$12,149	$11,423
5/31/2026	$12,111	$12,186	$11,459
6/30/2026	$11,827	$12,221	$11,486

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception (1/29/19)
Institutional Class	17.48	6.70	2.29
ICE BofA 3-Month U.S. Treasury Bill Index	3.84	3.52	2.74
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.89

Performance Inception Date		Jan. 29, 2019
No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 118,632,806
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 470,042
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]
Table Summary
Consolidated Total net assets	$118,632,806
Consolidated # of portfolio holdings	76
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$470,042

Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

Table Summary
Type	Long Position	Short Position
Bond futures	27	53
Commodity futures	17	25
Currency forwards	76	118
Equity index futures	18	0

Material Fund Change [Text Block]
C000020269
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Class A
Trading Symbol		SFCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.80%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance during the period were duration and credit positioning, particularly AA-rated names, as well as security selection within the education, special tax, and resource recovery sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$9,796	$10,000	$10,000
7/31/2016	$9,809	$10,029	$10,006
8/31/2016	$9,804	$10,022	$10,020
9/30/2016	$9,790	$9,981	$9,970
10/31/2016	$9,740	$9,965	$9,865
11/30/2016	$9,513	$9,807	$9,497
12/31/2016	$9,553	$9,842	$9,609
1/31/2017	$9,603	$9,917	$9,672
2/28/2017	$9,644	$9,969	$9,739
3/31/2017	$9,649	$9,966	$9,760
4/30/2017	$9,689	$10,003	$9,831
5/31/2017	$9,756	$10,061	$9,987
6/30/2017	$9,734	$10,029	$9,951
7/31/2017	$9,783	$10,079	$10,032
8/31/2017	$9,833	$10,112	$10,108
9/30/2017	$9,792	$10,074	$10,057
10/31/2017	$9,778	$10,074	$10,081
11/30/2017	$9,711	$9,980	$10,027
12/31/2017	$9,752	$10,006	$10,132
1/31/2018	$9,702	$10,016	$10,013
2/28/2018	$9,671	$10,013	$9,983
3/31/2018	$9,676	$10,009	$10,020
4/30/2018	$9,654	$9,981	$9,984
5/31/2018	$9,724	$10,051	$10,098
6/30/2018	$9,739	$10,084	$10,107
7/31/2018	$9,762	$10,112	$10,131
8/31/2018	$9,758	$10,115	$10,157
9/30/2018	$9,718	$10,070	$10,092
10/31/2018	$9,696	$10,057	$10,030
11/30/2018	$9,749	$10,109	$10,141
12/31/2018	$9,811	$10,177	$10,262
1/31/2019	$9,873	$10,231	$10,340
2/28/2019	$9,898	$10,256	$10,395
3/31/2019	$9,950	$10,303	$10,559
4/30/2019	$9,948	$10,306	$10,599
5/31/2019	$10,028	$10,382	$10,745
6/30/2019	$10,063	$10,422	$10,785
7/31/2019	$10,115	$10,483	$10,872
8/31/2019	$10,159	$10,511	$11,043
9/30/2019	$10,108	$10,453	$10,955
10/31/2019	$10,132	$10,497	$10,974
11/30/2019	$10,146	$10,520	$11,002
12/31/2019	$10,160	$10,539	$11,035
1/31/2020	$10,250	$10,607	$11,234
2/29/2020	$10,304	$10,644	$11,378
3/31/2020	$10,007	$10,503	$10,966
4/30/2020	$9,947	$10,527	$10,828
5/31/2020	$10,132	$10,739	$11,173
6/30/2020	$10,194	$10,742	$11,264
7/31/2020	$10,274	$10,811	$11,454
8/31/2020	$10,258	$10,805	$11,400
9/30/2020	$10,261	$10,815	$11,403
10/31/2020	$10,254	$10,797	$11,369
11/30/2020	$10,315	$10,834	$11,540
12/31/2020	$10,356	$10,847	$11,610
1/31/2021	$10,388	$10,865	$11,684
2/28/2021	$10,316	$10,801	$11,499
3/31/2021	$10,338	$10,826	$11,570
4/30/2021	$10,381	$10,854	$11,667
5/31/2021	$10,394	$10,854	$11,702
6/30/2021	$10,397	$10,850	$11,734
7/31/2021	$10,438	$10,890	$11,831
8/31/2021	$10,420	$10,887	$11,788
9/30/2021	$10,364	$10,855	$11,703
10/31/2021	$10,347	$10,839	$11,668
11/30/2021	$10,369	$10,847	$11,768
12/31/2021	$10,370	$10,853	$11,787
1/31/2022	$10,178	$10,659	$11,464
2/28/2022	$10,144	$10,631	$11,423
3/31/2022	$9,961	$10,451	$11,053
4/30/2022	$9,817	$10,340	$10,747
5/31/2022	$9,889	$10,477	$10,907
6/30/2022	$9,833	$10,461	$10,728
7/31/2022	$9,964	$10,592	$11,011
8/31/2022	$9,841	$10,459	$10,770
9/30/2022	$9,658	$10,251	$10,357
10/31/2022	$9,654	$10,249	$10,271
11/30/2022	$9,857	$10,465	$10,751
12/31/2022	$9,873	$10,488	$10,782
1/31/2023	$10,037	$10,637	$11,091
2/28/2023	$9,897	$10,467	$10,841
3/31/2023	$10,023	$10,630	$11,081
4/30/2023	$10,000	$10,581	$11,056
5/31/2023	$9,947	$10,517	$10,960
6/30/2023	$10,004	$10,587	$11,070
7/31/2023	$10,020	$10,608	$11,114
8/31/2023	$9,987	$10,585	$10,954
9/30/2023	$9,844	$10,467	$10,633
10/31/2023	$9,791	$10,461	$10,542
11/30/2023	$10,114	$10,751	$11,211
12/31/2023	$10,276	$10,866	$11,472
1/31/2024	$10,257	$10,845	$11,413
2/29/2024	$10,269	$10,856	$11,428
3/31/2024	$10,259	$10,838	$11,428
4/30/2024	$10,220	$10,784	$11,286
5/31/2024	$10,201	$10,758	$11,253
6/30/2024	$10,294	$10,840	$11,425
7/31/2024	$10,376	$10,933	$11,530
8/31/2024	$10,466	$11,055	$11,621
9/30/2024	$10,527	$11,124	$11,735
10/31/2024	$10,463	$11,044	$11,564
11/30/2024	$10,533	$11,105	$11,764
12/31/2024	$10,480	$11,054	$11,593
1/31/2025	$10,509	$11,093	$11,651
2/28/2025	$10,580	$11,173	$11,766
3/31/2025	$10,537	$11,136	$11,567
4/30/2025	$10,516	$11,090	$11,474
5/31/2025	$10,566	$11,172	$11,481
6/30/2025	$10,638	$11,261	$11,553
7/31/2025	$10,688	$11,353	$11,529
8/31/2025	$10,771	$11,449	$11,630
9/30/2025	$10,844	$11,479	$11,899
10/31/2025	$10,864	$11,476	$12,046
11/30/2025	$10,884	$11,511	$12,074
12/31/2025	$10,915	$11,534	$12,085
1/31/2026	$10,987	$11,628	$12,198
2/28/2026	$11,072	$11,697	$12,350
3/31/2026	$10,922	$11,544	$12,063
4/30/2026	$10,964	$11,570	$12,202
5/31/2026	$10,995	$11,597	$12,247
6/30/2026	$11,026	$11,646	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.65	1.18	1.19
Class A with Load	1.55	0.77	0.98
Bloomberg California Municipal 1-5 Year Blend Index	3.42	1.43	1.54
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 327,587,312
Holdings Count | Holding		262
Advisory Fees Paid, Amount		$ 1,196,747
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$327,587,312
# of portfolio holdings	262
Portfolio turnover rate	20%
Total advisory fees paid	$1,196,747

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.6
AA/Aa	40.3
A/A	29.6
BBB/Baa	20.3
BB/Ba	3.6
B/B	0.5
Not Rated	4.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.2
1-3 years	27.4
3-5 years	22.3
5-10 years	24.0
10-20 years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.6
Los Angeles Department of Water & Power System Revenue Series B, 5.00%, 7‑1‑2036	2.3
Tender Option Bond Trust Receipts/Certificates Series XM1346, 2.63%, 4‑1‑2056	2.2
California Community Choice Financing Authority Series B-2, 3.12%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5

Material Fund Change [Text Block]
C000150654
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SFCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance during the period were duration and credit positioning, particularly AA-rated names, as well as security selection within the education, special tax, and resource recovery sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,016	$10,029	$10,006
8/31/2016	$10,022	$10,022	$10,020
9/30/2016	$10,010	$9,981	$9,970
10/31/2016	$9,961	$9,965	$9,865
11/30/2016	$9,727	$9,807	$9,497
12/31/2016	$9,771	$9,842	$9,609
1/31/2017	$9,825	$9,917	$9,672
2/28/2017	$9,870	$9,969	$9,739
3/31/2017	$9,877	$9,966	$9,760
4/30/2017	$9,921	$10,003	$9,831
5/31/2017	$9,993	$10,061	$9,987
6/30/2017	$9,972	$10,029	$9,951
7/31/2017	$10,026	$10,079	$10,032
8/31/2017	$10,080	$10,112	$10,108
9/30/2017	$10,040	$10,074	$10,057
10/31/2017	$10,028	$10,074	$10,081
11/30/2017	$9,960	$9,980	$10,027
12/31/2017	$10,005	$10,006	$10,132
1/31/2018	$9,955	$10,016	$10,013
2/28/2018	$9,935	$10,013	$9,983
3/31/2018	$9,932	$10,009	$10,020
4/30/2018	$9,912	$9,981	$9,984
5/31/2018	$9,987	$10,051	$10,098
6/30/2018	$10,004	$10,084	$10,107
7/31/2018	$10,031	$10,112	$10,131
8/31/2018	$10,029	$10,115	$10,157
9/30/2018	$9,999	$10,070	$10,092
10/31/2018	$9,969	$10,057	$10,030
11/30/2018	$10,027	$10,109	$10,141
12/31/2018	$10,093	$10,177	$10,262
1/31/2019	$10,160	$10,231	$10,340
2/28/2019	$10,189	$10,256	$10,395
3/31/2019	$10,246	$10,303	$10,559
4/30/2019	$10,255	$10,306	$10,599
5/31/2019	$10,332	$10,382	$10,745
6/30/2019	$10,371	$10,422	$10,785
7/31/2019	$10,428	$10,483	$10,872
8/31/2019	$10,476	$10,511	$11,043
9/30/2019	$10,425	$10,453	$10,955
10/31/2019	$10,452	$10,497	$10,974
11/30/2019	$10,470	$10,520	$11,002
12/31/2019	$10,487	$10,539	$11,035
1/31/2020	$10,584	$10,607	$11,234
2/29/2020	$10,632	$10,644	$11,378
3/31/2020	$10,333	$10,503	$10,966
4/30/2020	$10,282	$10,527	$10,828
5/31/2020	$10,469	$10,739	$11,173
6/30/2020	$10,536	$10,742	$11,264
7/31/2020	$10,623	$10,811	$11,454
8/31/2020	$10,609	$10,805	$11,400
9/30/2020	$10,615	$10,815	$11,403
10/31/2020	$10,610	$10,797	$11,369
11/30/2020	$10,676	$10,834	$11,540
12/31/2020	$10,722	$10,847	$11,610
1/31/2021	$10,748	$10,865	$11,684
2/28/2021	$10,684	$10,801	$11,499
3/31/2021	$10,710	$10,826	$11,570
4/30/2021	$10,758	$10,854	$11,667
5/31/2021	$10,774	$10,854	$11,702
6/30/2021	$10,779	$10,850	$11,734
7/31/2021	$10,825	$10,890	$11,831
8/31/2021	$10,809	$10,887	$11,788
9/30/2021	$10,753	$10,855	$11,703
10/31/2021	$10,736	$10,839	$11,668
11/30/2021	$10,762	$10,847	$11,768
12/31/2021	$10,777	$10,853	$11,787
1/31/2022	$10,576	$10,659	$11,464
2/28/2022	$10,532	$10,631	$11,423
3/31/2022	$10,351	$10,451	$11,053
4/30/2022	$10,212	$10,340	$10,747
5/31/2022	$10,280	$10,477	$10,907
6/30/2022	$10,224	$10,461	$10,728
7/31/2022	$10,365	$10,592	$11,011
8/31/2022	$10,247	$10,459	$10,770
9/30/2022	$10,056	$10,251	$10,357
10/31/2022	$10,054	$10,249	$10,271
11/30/2022	$10,261	$10,465	$10,751
12/31/2022	$10,291	$10,488	$10,782
1/31/2023	$10,456	$10,637	$11,091
2/28/2023	$10,310	$10,467	$10,841
3/31/2023	$10,445	$10,630	$11,081
4/30/2023	$10,434	$10,581	$11,056
5/31/2023	$10,380	$10,517	$10,960
6/30/2023	$10,432	$10,587	$11,070
7/31/2023	$10,452	$10,608	$11,114
8/31/2023	$10,419	$10,585	$10,954
9/30/2023	$10,280	$10,467	$10,633
10/31/2023	$10,226	$10,461	$10,542
11/30/2023	$10,572	$10,751	$11,211
12/31/2023	$10,735	$10,866	$11,472
1/31/2024	$10,717	$10,845	$11,413
2/29/2024	$10,732	$10,856	$11,428
3/31/2024	$10,735	$10,838	$11,428
4/30/2024	$10,696	$10,784	$11,286
5/31/2024	$10,678	$10,758	$11,253
6/30/2024	$10,779	$10,840	$11,425
7/31/2024	$10,858	$10,933	$11,530
8/31/2024	$10,967	$11,055	$11,621
9/30/2024	$11,033	$11,124	$11,735
10/31/2024	$10,957	$11,044	$11,564
11/30/2024	$11,046	$11,105	$11,764
12/31/2024	$10,980	$11,054	$11,593
1/31/2025	$11,024	$11,093	$11,651
2/28/2025	$11,092	$11,173	$11,766
3/31/2025	$11,059	$11,136	$11,567
4/30/2025	$11,039	$11,090	$11,474
5/31/2025	$11,084	$11,172	$11,481
6/30/2025	$11,163	$11,261	$11,553
7/31/2025	$11,219	$11,353	$11,529
8/31/2025	$11,310	$11,449	$11,630
9/30/2025	$11,390	$11,479	$11,899
10/31/2025	$11,425	$11,476	$12,046
11/30/2025	$11,438	$11,511	$12,074
12/31/2025	$11,473	$11,534	$12,085
1/31/2026	$11,553	$11,628	$12,198
2/28/2026	$11,646	$11,697	$12,350
3/31/2026	$11,488	$11,544	$12,063
4/30/2026	$11,536	$11,570	$12,202
5/31/2026	$11,571	$11,597	$12,247
6/30/2026	$11,607	$11,646	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.98	1.49	1.50
Bloomberg California Municipal 1-5 Year Blend Index	3.42	1.43	1.54
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 327,587,312
Holdings Count | Holding		262
Advisory Fees Paid, Amount		$ 1,196,747
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$327,587,312
# of portfolio holdings	262
Portfolio turnover rate	20%
Total advisory fees paid	$1,196,747

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.6
AA/Aa	40.3
A/A	29.6
BBB/Baa	20.3
BB/Ba	3.6
B/B	0.5
Not Rated	4.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.2
1-3 years	27.4
3-5 years	22.3
5-10 years	24.0
10-20 years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.6
Los Angeles Department of Water & Power System Revenue Series B, 5.00%, 7‑1‑2036	2.3
Tender Option Bond Trust Receipts/Certificates Series XM1346, 2.63%, 4‑1‑2056	2.2
California Community Choice Financing Authority Series B-2, 3.12%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5

Material Fund Change [Text Block]
C000020272
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Class A
Trading Symbol		SCTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.75%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main contributors to Fund performance during the period were duration positioning; our credit allocation – particularly in BBB- and BB-rated names; and allocation to the education and electric sectors. In contrast, weak security selection in the lease sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,548	$10,000	$10,000
7/31/2016	$9,524	$10,004	$10,006
8/31/2016	$9,553	$10,021	$10,020
9/30/2016	$9,483	$9,960	$9,970
10/31/2016	$9,360	$9,844	$9,865
11/30/2016	$8,957	$9,464	$9,497
12/31/2016	$9,066	$9,576	$9,609
1/31/2017	$9,090	$9,651	$9,672
2/28/2017	$9,145	$9,707	$9,739
3/31/2017	$9,168	$9,726	$9,760
4/30/2017	$9,222	$9,794	$9,831
5/31/2017	$9,364	$9,957	$9,987
6/30/2017	$9,348	$9,924	$9,951
7/31/2017	$9,411	$10,011	$10,032
8/31/2017	$9,481	$10,073	$10,108
9/30/2017	$9,449	$10,026	$10,057
10/31/2017	$9,473	$10,059	$10,081
11/30/2017	$9,434	$10,005	$10,027
12/31/2017	$9,523	$10,114	$10,132
1/31/2018	$9,420	$9,993	$10,013
2/28/2018	$9,374	$9,961	$9,983
3/31/2018	$9,408	$10,006	$10,020
4/30/2018	$9,369	$9,965	$9,984
5/31/2018	$9,483	$10,100	$10,098
6/30/2018	$9,493	$10,103	$10,107
7/31/2018	$9,510	$10,127	$10,131
8/31/2018	$9,527	$10,158	$10,157
9/30/2018	$9,463	$10,080	$10,092
10/31/2018	$9,406	$10,011	$10,030
11/30/2018	$9,482	$10,115	$10,141
12/31/2018	$9,574	$10,227	$10,262
1/31/2019	$9,634	$10,293	$10,340
2/28/2019	$9,686	$10,344	$10,395
3/31/2019	$9,821	$10,514	$10,559
4/30/2019	$9,864	$10,560	$10,599
5/31/2019	$9,999	$10,715	$10,745
6/30/2019	$10,034	$10,752	$10,785
7/31/2019	$10,102	$10,842	$10,872
8/31/2019	$10,270	$11,017	$11,043
9/30/2019	$10,202	$10,935	$10,955
10/31/2019	$10,210	$10,955	$10,974
11/30/2019	$10,218	$10,979	$11,002
12/31/2019	$10,242	$11,011	$11,035
1/31/2020	$10,410	$11,208	$11,234
2/29/2020	$10,562	$11,353	$11,378
3/31/2020	$10,097	$10,957	$10,966
4/30/2020	$9,908	$10,840	$10,828
5/31/2020	$10,235	$11,207	$11,173
6/30/2020	$10,328	$11,271	$11,264
7/31/2020	$10,491	$11,465	$11,454
8/31/2020	$10,462	$11,389	$11,400
9/30/2020	$10,469	$11,386	$11,403
10/31/2020	$10,440	$11,354	$11,369
11/30/2020	$10,594	$11,529	$11,540
12/31/2020	$10,661	$11,578	$11,610
1/31/2021	$10,720	$11,633	$11,684
2/28/2021	$10,550	$11,422	$11,499
3/31/2021	$10,617	$11,500	$11,570
4/30/2021	$10,711	$11,592	$11,667
5/31/2021	$10,770	$11,624	$11,702
6/30/2021	$10,802	$11,654	$11,734
7/31/2021	$10,888	$11,751	$11,831
8/31/2021	$10,839	$11,711	$11,788
9/30/2021	$10,753	$11,625	$11,703
10/31/2021	$10,748	$11,592	$11,668
11/30/2021	$10,833	$11,696	$11,768
12/31/2021	$10,837	$11,718	$11,787
1/31/2022	$10,552	$11,371	$11,464
2/28/2022	$10,485	$11,337	$11,423
3/31/2022	$10,155	$10,959	$11,053
4/30/2022	$9,824	$10,642	$10,747
5/31/2022	$9,947	$10,821	$10,907
6/30/2022	$9,733	$10,653	$10,728
7/31/2022	$9,985	$10,954	$11,011
8/31/2022	$9,761	$10,719	$10,770
9/30/2022	$9,428	$10,323	$10,357
10/31/2022	$9,343	$10,256	$10,271
11/30/2022	$9,719	$10,727	$10,751
12/31/2022	$9,727	$10,762	$10,782
1/31/2023	$9,947	$11,052	$11,091
2/28/2023	$9,750	$10,801	$10,841
3/31/2023	$9,916	$11,036	$11,081
4/30/2023	$9,904	$11,009	$11,056
5/31/2023	$9,835	$10,916	$10,960
6/30/2023	$9,918	$11,025	$11,070
7/31/2023	$9,945	$11,069	$11,114
8/31/2023	$9,831	$10,941	$10,954
9/30/2023	$9,546	$10,627	$10,633
10/31/2023	$9,365	$10,535	$10,542
11/30/2023	$10,023	$11,179	$11,211
12/31/2023	$10,261	$11,431	$11,472
1/31/2024	$10,259	$11,385	$11,413
2/29/2024	$10,258	$11,398	$11,428
3/31/2024	$10,276	$11,383	$11,428
4/30/2024	$10,150	$11,238	$11,286
5/31/2024	$10,168	$11,204	$11,253
6/30/2024	$10,322	$11,361	$11,425
7/31/2024	$10,409	$11,462	$11,530
8/31/2024	$10,467	$11,558	$11,621
9/30/2024	$10,574	$11,676	$11,735
10/31/2024	$10,446	$11,517	$11,564
11/30/2024	$10,602	$11,699	$11,764
12/31/2024	$10,483	$11,548	$11,593
1/31/2025	$10,472	$11,564	$11,651
2/28/2025	$10,581	$11,693	$11,766
3/31/2025	$10,412	$11,493	$11,567
4/30/2025	$10,321	$11,373	$11,474
5/31/2025	$10,230	$11,395	$11,481
6/30/2025	$10,280	$11,478	$11,553
7/31/2025	$10,199	$11,465	$11,529
8/31/2025	$10,279	$11,580	$11,630
9/30/2025	$10,562	$11,839	$11,899
10/31/2025	$10,683	$11,983	$12,046
11/30/2025	$10,702	$12,017	$12,074
12/31/2025	$10,702	$12,023	$12,085
1/31/2026	$10,752	$12,141	$12,198
2/28/2026	$10,875	$12,275	$12,350
3/31/2026	$10,678	$11,984	$12,063
4/30/2026	$10,792	$12,097	$12,202
5/31/2026	$10,853	$12,144	$12,247
6/30/2026	$10,935	$12,255	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.37	0.25	1.37
Class A with Load	1.59	(0.67)	0.90
Bloomberg California Municipal Bond Index	6.77	1.01	2.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 551,058,218
Holdings Count | Holding		226
Advisory Fees Paid, Amount		$ 1,949,635
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$551,058,218
# of portfolio holdings	226
Portfolio turnover rate	25%
Total advisory fees paid	$1,949,635

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	2.0
AA/Aa	28.3
A/A	33.8
BBB/Baa	21.2
BB/Ba	2.5
B/B	1.2
Not Rated	11.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.9
1-3 years	11.7
3-5 years	6.5
5-10 years	33.8
10-20 years	11.7
20-30 years	8.8
30+ years	0.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
California Community Choice Financing Authority Series D, 5.00%, 10‑1‑2055	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A, 5.25%, 7‑1‑2054	1.7
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1, 5.25%, 5‑1‑2048	1.4

Material Fund Change [Text Block]
C000020274
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Class C
Trading Symbol		SCTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$154	1.50%

Expenses Paid, Amount		$ 154
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main contributors to Fund performance during the period were duration positioning; our credit allocation – particularly in BBB- and BB-rated names; and allocation to the education and electric sectors. In contrast, weak security selection in the lease sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,962	$10,004	$10,006
8/31/2016	$9,986	$10,021	$10,020
9/30/2016	$9,917	$9,960	$9,970
10/31/2016	$9,776	$9,844	$9,865
11/30/2016	$9,350	$9,464	$9,497
12/31/2016	$9,456	$9,576	$9,609
1/31/2017	$9,475	$9,651	$9,672
2/28/2017	$9,527	$9,707	$9,739
3/31/2017	$9,545	$9,726	$9,760
4/30/2017	$9,595	$9,794	$9,831
5/31/2017	$9,741	$9,957	$9,987
6/30/2017	$9,720	$9,924	$9,951
7/31/2017	$9,778	$10,011	$10,032
8/31/2017	$9,844	$10,073	$10,108
9/30/2017	$9,806	$10,026	$10,057
10/31/2017	$9,816	$10,059	$10,081
11/30/2017	$9,779	$10,005	$10,027
12/31/2017	$9,863	$10,114	$10,132
1/31/2018	$9,745	$9,993	$10,013
2/28/2018	$9,693	$9,961	$9,983
3/31/2018	$9,722	$10,006	$10,020
4/30/2018	$9,677	$9,965	$9,984
5/31/2018	$9,788	$10,100	$10,098
6/30/2018	$9,792	$10,103	$10,107
7/31/2018	$9,804	$10,127	$10,131
8/31/2018	$9,815	$10,158	$10,157
9/30/2018	$9,744	$10,080	$10,092
10/31/2018	$9,682	$10,011	$10,030
11/30/2018	$9,753	$10,115	$10,141
12/31/2018	$9,840	$10,227	$10,262
1/31/2019	$9,894	$10,293	$10,340
2/28/2019	$9,942	$10,344	$10,395
3/31/2019	$10,072	$10,514	$10,559
4/30/2019	$10,109	$10,560	$10,599
5/31/2019	$10,247	$10,715	$10,745
6/30/2019	$10,276	$10,752	$10,785
7/31/2019	$10,339	$10,842	$10,872
8/31/2019	$10,502	$11,017	$11,043
9/30/2019	$10,428	$10,935	$10,955
10/31/2019	$10,421	$10,955	$10,974
11/30/2019	$10,431	$10,979	$11,002
12/31/2019	$10,449	$11,011	$11,035
1/31/2020	$10,611	$11,208	$11,234
2/29/2020	$10,765	$11,353	$11,378
3/31/2020	$10,278	$10,957	$10,966
4/30/2020	$10,075	$10,840	$10,828
5/31/2020	$10,403	$11,207	$11,173
6/30/2020	$10,490	$11,271	$11,264
7/31/2020	$10,655	$11,465	$11,454
8/31/2020	$10,620	$11,389	$11,400
9/30/2020	$10,620	$11,386	$11,403
10/31/2020	$10,585	$11,354	$11,369
11/30/2020	$10,733	$11,529	$11,540
12/31/2020	$10,793	$11,578	$11,610
1/31/2021	$10,844	$11,633	$11,684
2/28/2021	$10,670	$11,422	$11,499
3/31/2021	$10,721	$11,500	$11,570
4/30/2021	$10,817	$11,592	$11,667
5/31/2021	$10,869	$11,624	$11,702
6/30/2021	$10,895	$11,654	$11,734
7/31/2021	$10,973	$11,751	$11,831
8/31/2021	$10,918	$11,711	$11,788
9/30/2021	$10,827	$11,625	$11,703
10/31/2021	$10,807	$11,592	$11,668
11/30/2021	$10,893	$11,696	$11,768
12/31/2021	$10,890	$11,718	$11,787
1/31/2022	$10,594	$11,371	$11,464
2/28/2022	$10,523	$11,337	$11,423
3/31/2022	$10,183	$10,959	$11,053
4/30/2022	$9,842	$10,642	$10,747
5/31/2022	$9,957	$10,821	$10,907
6/30/2022	$9,742	$10,653	$10,728
7/31/2022	$9,992	$10,954	$11,011
8/31/2022	$9,758	$10,719	$10,770
9/30/2022	$9,426	$10,323	$10,357
10/31/2022	$9,328	$10,256	$10,271
11/30/2022	$9,700	$10,727	$10,751
12/31/2022	$9,693	$10,762	$10,782
1/31/2023	$9,912	$11,052	$11,091
2/28/2023	$9,714	$10,801	$10,841
3/31/2023	$9,870	$11,036	$11,081
4/30/2023	$9,853	$11,009	$11,056
5/31/2023	$9,780	$10,916	$10,960
6/30/2023	$9,855	$11,025	$11,070
7/31/2023	$9,867	$11,069	$11,114
8/31/2023	$9,759	$10,941	$10,954
9/30/2023	$9,467	$10,627	$10,633
10/31/2023	$9,285	$10,535	$10,542
11/30/2023	$9,929	$11,179	$11,211
12/31/2023	$10,154	$11,431	$11,472
1/31/2024	$10,147	$11,385	$11,413
2/29/2024	$10,140	$11,398	$11,428
3/31/2024	$10,152	$11,383	$11,428
4/30/2024	$10,024	$11,238	$11,286
5/31/2024	$10,026	$11,204	$11,253
6/30/2024	$10,179	$11,361	$11,425
7/31/2024	$10,265	$11,462	$11,530
8/31/2024	$10,322	$11,558	$11,621
9/30/2024	$10,427	$11,676	$11,735
10/31/2024	$10,301	$11,517	$11,564
11/30/2024	$10,455	$11,699	$11,764
12/31/2024	$10,337	$11,548	$11,593
1/31/2025	$10,327	$11,564	$11,651
2/28/2025	$10,435	$11,693	$11,766
3/31/2025	$10,267	$11,493	$11,567
4/30/2025	$10,178	$11,373	$11,474
5/31/2025	$10,088	$11,395	$11,481
6/30/2025	$10,138	$11,478	$11,553
7/31/2025	$10,058	$11,465	$11,529
8/31/2025	$10,136	$11,580	$11,630
9/30/2025	$10,415	$11,839	$11,899
10/31/2025	$10,534	$11,983	$12,046
11/30/2025	$10,554	$12,017	$12,074
12/31/2025	$10,553	$12,023	$12,085
1/31/2026	$10,603	$12,141	$12,198
2/28/2026	$10,724	$12,275	$12,350
3/31/2026	$10,530	$11,984	$12,063
4/30/2026	$10,642	$12,097	$12,202
5/31/2026	$10,702	$12,144	$12,247
6/30/2026	$10,783	$12,255	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.62	(0.50)	0.76
Class C with Load	4.62	(0.50)	0.76
Bloomberg California Municipal Bond Index	6.77	1.01	2.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 551,058,218
Holdings Count | Holding		226
Advisory Fees Paid, Amount		$ 1,949,635
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$551,058,218
# of portfolio holdings	226
Portfolio turnover rate	25%
Total advisory fees paid	$1,949,635

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	2.0
AA/Aa	28.3
A/A	33.8
BBB/Baa	21.2
BB/Ba	2.5
B/B	1.2
Not Rated	11.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.9
1-3 years	11.7
3-5 years	6.5
5-10 years	33.8
10-20 years	11.7
20-30 years	8.8
30+ years	0.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
California Community Choice Financing Authority Series D, 5.00%, 10‑1‑2055	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A, 5.25%, 7‑1‑2054	1.7
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1, 5.25%, 5‑1‑2048	1.4

Material Fund Change [Text Block]
C000150655
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SGTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main contributors to Fund performance during the period were duration positioning; our credit allocation – particularly in BBB- and BB-rated names; and allocation to the education and electric sectors. In contrast, weak security selection in the lease sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,970	$10,004	$10,006
8/31/2016	$10,003	$10,021	$10,020
9/30/2016	$9,940	$9,960	$9,970
10/31/2016	$9,813	$9,844	$9,865
11/30/2016	$9,394	$9,464	$9,497
12/31/2016	$9,502	$9,576	$9,609
1/31/2017	$9,537	$9,651	$9,672
2/28/2017	$9,589	$9,707	$9,739
3/31/2017	$9,615	$9,726	$9,760
4/30/2017	$9,675	$9,794	$9,831
5/31/2017	$9,833	$9,957	$9,987
6/30/2017	$9,819	$9,924	$9,951
7/31/2017	$9,887	$10,011	$10,032
8/31/2017	$9,963	$10,073	$10,108
9/30/2017	$9,932	$10,026	$10,057
10/31/2017	$9,951	$10,059	$10,081
11/30/2017	$9,920	$10,005	$10,027
12/31/2017	$10,007	$10,114	$10,132
1/31/2018	$9,902	$9,993	$10,013
2/28/2018	$9,856	$9,961	$9,983
3/31/2018	$9,893	$10,006	$10,020
4/30/2018	$9,863	$9,965	$9,984
5/31/2018	$9,977	$10,100	$10,098
6/30/2018	$9,990	$10,103	$10,107
7/31/2018	$10,010	$10,127	$10,131
8/31/2018	$10,031	$10,158	$10,157
9/30/2018	$9,973	$10,080	$10,092
10/31/2018	$9,908	$10,011	$10,030
11/30/2018	$9,998	$10,115	$10,141
12/31/2018	$10,098	$10,227	$10,262
1/31/2019	$10,163	$10,293	$10,340
2/28/2019	$10,211	$10,344	$10,395
3/31/2019	$10,356	$10,514	$10,559
4/30/2019	$10,403	$10,560	$10,599
5/31/2019	$10,548	$10,715	$10,745
6/30/2019	$10,596	$10,752	$10,785
7/31/2019	$10,661	$10,842	$10,872
8/31/2019	$10,850	$11,017	$11,043
9/30/2019	$10,772	$10,935	$10,955
10/31/2019	$10,783	$10,955	$10,974
11/30/2019	$10,793	$10,979	$11,002
12/31/2019	$10,830	$11,011	$11,035
1/31/2020	$11,010	$11,208	$11,234
2/29/2020	$11,172	$11,353	$11,378
3/31/2020	$10,685	$10,957	$10,966
4/30/2020	$10,478	$10,840	$10,828
5/31/2020	$10,826	$11,207	$11,173
6/30/2020	$10,926	$11,271	$11,264
7/31/2020	$11,101	$11,465	$11,454
8/31/2020	$11,073	$11,389	$11,400
9/30/2020	$11,092	$11,386	$11,403
10/31/2020	$11,064	$11,354	$11,369
11/30/2020	$11,220	$11,529	$11,540
12/31/2020	$11,294	$11,578	$11,610
1/31/2021	$11,358	$11,633	$11,684
2/28/2021	$11,181	$11,422	$11,499
3/31/2021	$11,255	$11,500	$11,570
4/30/2021	$11,366	$11,592	$11,667
5/31/2021	$11,422	$11,624	$11,702
6/30/2021	$11,468	$11,654	$11,734
7/31/2021	$11,552	$11,751	$11,831
8/31/2021	$11,512	$11,711	$11,788
9/30/2021	$11,415	$11,625	$11,703
10/31/2021	$11,412	$11,592	$11,668
11/30/2021	$11,514	$11,696	$11,768
12/31/2021	$11,521	$11,718	$11,787
1/31/2022	$11,212	$11,371	$11,464
2/28/2022	$11,143	$11,337	$11,423
3/31/2022	$10,795	$10,959	$11,053
4/30/2022	$10,446	$10,642	$10,747
5/31/2022	$10,579	$10,821	$10,907
6/30/2022	$10,355	$10,653	$10,728
7/31/2022	$10,625	$10,954	$11,011
8/31/2022	$10,390	$10,719	$10,770
9/30/2022	$10,038	$10,323	$10,357
10/31/2022	$9,950	$10,256	$10,271
11/30/2022	$10,352	$10,727	$10,751
12/31/2022	$10,362	$10,762	$10,782
1/31/2023	$10,599	$11,052	$11,091
2/28/2023	$10,392	$10,801	$10,841
3/31/2023	$10,570	$11,036	$11,081
4/30/2023	$10,560	$11,009	$11,056
5/31/2023	$10,490	$10,916	$10,960
6/30/2023	$10,580	$11,025	$11,070
7/31/2023	$10,611	$11,069	$11,114
8/31/2023	$10,492	$10,941	$10,954
9/30/2023	$10,191	$10,627	$10,633
10/31/2023	$10,000	$10,535	$10,542
11/30/2023	$10,704	$11,179	$11,211
12/31/2023	$10,960	$11,431	$11,472
1/31/2024	$10,961	$11,385	$11,413
2/29/2024	$10,963	$11,398	$11,428
3/31/2024	$10,984	$11,383	$11,428
4/30/2024	$10,852	$11,238	$11,286
5/31/2024	$10,874	$11,204	$11,253
6/30/2024	$11,041	$11,361	$11,425
7/31/2024	$11,136	$11,462	$11,530
8/31/2024	$11,201	$11,558	$11,621
9/30/2024	$11,318	$11,676	$11,735
10/31/2024	$11,183	$11,517	$11,564
11/30/2024	$11,353	$11,699	$11,764
12/31/2024	$11,228	$11,548	$11,593
1/31/2025	$11,219	$11,564	$11,651
2/28/2025	$11,338	$11,693	$11,766
3/31/2025	$11,158	$11,493	$11,567
4/30/2025	$11,064	$11,373	$11,474
5/31/2025	$10,969	$11,395	$11,481
6/30/2025	$11,025	$11,478	$11,553
7/31/2025	$10,941	$11,465	$11,529
8/31/2025	$11,029	$11,580	$11,630
9/30/2025	$11,334	$11,839	$11,899
10/31/2025	$11,466	$11,983	$12,046
11/30/2025	$11,490	$12,017	$12,074
12/31/2025	$11,492	$12,023	$12,085
1/31/2026	$11,548	$12,141	$12,198
2/28/2026	$11,683	$12,275	$12,350
3/31/2026	$11,474	$11,984	$12,063
4/30/2026	$11,599	$12,097	$12,202
5/31/2026	$11,667	$12,144	$12,247
6/30/2026	$11,758	$12,255	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	6.65	0.50	1.63
Bloomberg California Municipal Bond Index	6.77	1.01	2.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 551,058,218
Holdings Count | Holding		226
Advisory Fees Paid, Amount		$ 1,949,635
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$551,058,218
# of portfolio holdings	226
Portfolio turnover rate	25%
Total advisory fees paid	$1,949,635

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	2.0
AA/Aa	28.3
A/A	33.8
BBB/Baa	21.2
BB/Ba	2.5
B/B	1.2
Not Rated	11.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.9
1-3 years	11.7
3-5 years	6.5
5-10 years	33.8
10-20 years	11.7
20-30 years	8.8
30+ years	0.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
California Community Choice Financing Authority Series D, 5.00%, 10‑1‑2055	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A, 5.25%, 7‑1‑2054	1.7
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1, 5.25%, 5‑1‑2048	1.4

Material Fund Change [Text Block]
C000122981
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class A
Trading Symbol		WHYMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$83	0.80%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,553	$10,000	$10,000
7/31/2016	$9,558	$10,065	$10,006
8/31/2016	$9,592	$10,102	$10,020
9/30/2016	$9,565	$10,129	$9,970
10/31/2016	$9,468	$10,003	$9,865
11/30/2016	$9,010	$9,408	$9,497
12/31/2016	$9,070	$9,538	$9,609
1/31/2017	$9,073	$9,671	$9,672
2/28/2017	$9,156	$9,902	$9,739
3/31/2017	$9,240	$9,924	$9,760
4/30/2017	$9,333	$9,992	$9,831
5/31/2017	$9,470	$10,145	$9,987
6/30/2017	$9,481	$10,122	$9,951
7/31/2017	$9,564	$10,189	$10,032
8/31/2017	$9,684	$10,329	$10,108
9/30/2017	$9,694	$10,274	$10,057
10/31/2017	$9,733	$10,302	$10,081
11/30/2017	$9,736	$10,328	$10,027
12/31/2017	$9,861	$10,462	$10,132
1/31/2018	$9,820	$10,364	$10,013
2/28/2018	$9,816	$10,371	$9,983
3/31/2018	$9,886	$10,523	$10,020
4/30/2018	$9,901	$10,570	$9,984
5/31/2018	$10,028	$10,791	$10,098
6/30/2018	$10,060	$10,845	$10,107
7/31/2018	$10,110	$10,883	$10,131
8/31/2018	$10,141	$10,971	$10,157
9/30/2018	$10,123	$10,927	$10,092
10/31/2018	$10,064	$10,790	$10,030
11/30/2018	$10,117	$10,866	$10,141
12/31/2018	$10,206	$10,960	$10,262
1/31/2019	$10,266	$11,033	$10,340
2/28/2019	$10,338	$11,093	$10,395
3/31/2019	$10,508	$11,379	$10,559
4/30/2019	$10,581	$11,443	$10,599
5/31/2019	$10,742	$11,629	$10,745
6/30/2019	$10,807	$11,690	$10,785
7/31/2019	$10,882	$11,763	$10,872
8/31/2019	$11,076	$12,046	$11,043
9/30/2019	$11,053	$12,022	$10,955
10/31/2019	$11,079	$12,047	$10,974
11/30/2019	$11,116	$12,094	$11,002
12/31/2019	$11,152	$12,130	$11,035
1/31/2020	$11,318	$12,429	$11,234
2/29/2020	$11,486	$12,691	$11,378
3/31/2020	$10,401	$11,295	$10,966
4/30/2020	$10,104	$10,914	$10,828
5/31/2020	$10,397	$11,360	$11,173
6/30/2020	$10,712	$11,809	$11,264
7/31/2020	$10,933	$12,130	$11,454
8/31/2020	$10,949	$12,162	$11,400
9/30/2020	$10,975	$12,174	$11,403
10/31/2020	$10,991	$12,196	$11,369
11/30/2020	$11,215	$12,489	$11,540
12/31/2020	$11,367	$12,723	$11,610
1/31/2021	$11,506	$12,988	$11,684
2/28/2021	$11,340	$12,852	$11,499
3/31/2021	$11,447	$12,991	$11,570
4/30/2021	$11,617	$13,182	$11,667
5/31/2021	$11,736	$13,333	$11,702
6/30/2021	$11,888	$13,502	$11,734
7/31/2021	$11,997	$13,664	$11,831
8/31/2021	$11,968	$13,643	$11,788
9/30/2021	$11,864	$13,554	$11,703
10/31/2021	$11,791	$13,498	$11,668
11/30/2021	$11,933	$13,676	$11,768
12/31/2021	$11,945	$13,711	$11,787
1/31/2022	$11,665	$13,327	$11,464
2/28/2022	$11,525	$13,297	$11,423
3/31/2022	$11,124	$12,816	$11,053
4/30/2022	$10,754	$12,361	$10,747
5/31/2022	$10,920	$12,497	$10,907
6/30/2022	$10,599	$12,098	$10,728
7/31/2022	$10,966	$12,549	$11,011
8/31/2022	$10,758	$12,270	$10,770
9/30/2022	$10,258	$11,514	$10,357
10/31/2022	$10,081	$11,278	$10,271
11/30/2022	$10,567	$11,934	$10,751
12/31/2022	$10,514	$11,915	$10,782
1/31/2023	$10,856	$12,444	$11,091
2/28/2023	$10,622	$12,053	$10,841
3/31/2023	$10,761	$12,240	$11,081
4/30/2023	$10,810	$12,311	$11,056
5/31/2023	$10,756	$12,226	$10,960
6/30/2023	$10,886	$12,443	$11,070
7/31/2023	$10,901	$12,524	$11,114
8/31/2023	$10,778	$12,334	$10,954
9/30/2023	$10,421	$11,915	$10,633
10/31/2023	$10,180	$11,724	$10,542
11/30/2023	$10,879	$12,633	$11,211
12/31/2023	$11,181	$13,012	$11,472
1/31/2024	$11,236	$12,952	$11,413
2/29/2024	$11,315	$13,053	$11,428
3/31/2024	$11,383	$13,208	$11,428
4/30/2024	$11,248	$13,127	$11,286
5/31/2024	$11,316	$13,227	$11,253
6/30/2024	$11,564	$13,550	$11,425
7/31/2024	$11,662	$13,699	$11,530
8/31/2024	$11,754	$13,861	$11,621
9/30/2024	$11,907	$13,985	$11,735
10/31/2024	$11,766	$13,772	$11,564
11/30/2024	$11,942	$14,068	$11,764
12/31/2024	$11,787	$13,834	$11,593
1/31/2025	$11,840	$13,939	$11,651
2/28/2025	$11,970	$14,113	$11,766
3/31/2025	$11,777	$13,947	$11,567
4/30/2025	$11,546	$13,699	$11,474
5/31/2025	$11,488	$13,708	$11,481
6/30/2025	$11,545	$13,789	$11,553
7/31/2025	$11,386	$13,581	$11,529
8/31/2025	$11,443	$13,653	$11,630
9/30/2025	$11,817	$14,013	$11,899
10/31/2025	$12,002	$14,154	$12,046
11/30/2025	$12,060	$14,209	$12,074
12/31/2025	$12,068	$14,174	$12,085
1/31/2026	$12,141	$14,313	$12,198
2/28/2026	$12,332	$14,552	$12,350
3/31/2026	$12,117	$14,275	$12,063
4/30/2026	$12,279	$14,470	$12,202
5/31/2026	$12,375	$14,560	$12,247
6/30/2026	$12,551	$14,754	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	8.72	1.09	2.77
Class A with Load	3.83	0.16	2.30
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 189,857,570
Holdings Count | Holding		183
Advisory Fees Paid, Amount		$ 683,470
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000122982
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class C
Trading Symbol		WHYCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$161	1.55%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,999	$10,065	$10,006
8/31/2016	$10,028	$10,102	$10,020
9/30/2016	$9,993	$10,129	$9,970
10/31/2016	$9,895	$10,003	$9,865
11/30/2016	$9,401	$9,408	$9,497
12/31/2016	$9,458	$9,538	$9,609
1/31/2017	$9,455	$9,671	$9,672
2/28/2017	$9,536	$9,902	$9,739
3/31/2017	$9,617	$9,924	$9,760
4/30/2017	$9,708	$9,992	$9,831
5/31/2017	$9,854	$10,145	$9,987
6/30/2017	$9,850	$10,122	$9,951
7/31/2017	$9,930	$10,189	$10,032
8/31/2017	$10,048	$10,329	$10,108
9/30/2017	$10,052	$10,274	$10,057
10/31/2017	$10,086	$10,302	$10,081
11/30/2017	$10,084	$10,328	$10,027
12/31/2017	$10,206	$10,462	$10,132
1/31/2018	$10,167	$10,364	$10,013
2/28/2018	$10,147	$10,371	$9,983
3/31/2018	$10,213	$10,523	$10,020
4/30/2018	$10,222	$10,570	$9,984
5/31/2018	$10,347	$10,791	$10,098
6/30/2018	$10,373	$10,845	$10,107
7/31/2018	$10,418	$10,883	$10,131
8/31/2018	$10,444	$10,971	$10,157
9/30/2018	$10,419	$10,927	$10,092
10/31/2018	$10,352	$10,790	$10,030
11/30/2018	$10,399	$10,866	$10,141
12/31/2018	$10,484	$10,960	$10,262
1/31/2019	$10,540	$11,033	$10,340
2/28/2019	$10,608	$11,093	$10,395
3/31/2019	$10,775	$11,379	$10,559
4/30/2019	$10,843	$11,443	$10,599
5/31/2019	$11,002	$11,629	$10,745
6/30/2019	$11,061	$11,690	$10,785
7/31/2019	$11,141	$11,763	$10,872
8/31/2019	$11,322	$12,046	$11,043
9/30/2019	$11,292	$12,022	$10,955
10/31/2019	$11,311	$12,047	$10,974
11/30/2019	$11,342	$12,094	$11,002
12/31/2019	$11,371	$12,130	$11,035
1/31/2020	$11,534	$12,429	$11,234
2/29/2020	$11,698	$12,691	$11,378
3/31/2020	$10,586	$11,295	$10,966
4/30/2020	$10,277	$10,914	$10,828
5/31/2020	$10,568	$11,360	$11,173
6/30/2020	$10,882	$11,809	$11,264
7/31/2020	$11,099	$12,130	$11,454
8/31/2020	$11,118	$12,162	$11,400
9/30/2020	$11,128	$12,174	$11,403
10/31/2020	$11,137	$12,196	$11,369
11/30/2020	$11,357	$12,489	$11,540
12/31/2020	$11,514	$12,723	$11,610
1/31/2021	$11,637	$12,988	$11,684
2/28/2021	$11,472	$12,852	$11,499
3/31/2021	$11,574	$12,991	$11,570
4/30/2021	$11,727	$13,182	$11,667
5/31/2021	$11,839	$13,333	$11,702
6/30/2021	$11,985	$13,502	$11,734
7/31/2021	$12,088	$13,664	$11,831
8/31/2021	$12,051	$13,643	$11,788
9/30/2021	$11,950	$13,554	$11,703
10/31/2021	$11,858	$13,498	$11,668
11/30/2021	$11,993	$13,676	$11,768
12/31/2021	$11,998	$13,711	$11,787
1/31/2022	$11,719	$13,327	$11,464
2/28/2022	$11,561	$13,297	$11,423
3/31/2022	$11,152	$12,816	$11,053
4/30/2022	$10,775	$12,361	$10,747
5/31/2022	$10,935	$12,497	$10,907
6/30/2022	$10,606	$12,098	$10,728
7/31/2022	$10,967	$12,549	$11,011
8/31/2022	$10,751	$12,270	$10,770
9/30/2022	$10,245	$11,514	$10,357
10/31/2022	$10,062	$11,278	$10,271
11/30/2022	$10,541	$11,934	$10,751
12/31/2022	$10,481	$11,915	$10,782
1/31/2023	$10,816	$12,444	$11,091
2/28/2023	$10,576	$12,053	$10,841
3/31/2023	$10,708	$12,240	$11,081
4/30/2023	$10,750	$12,311	$11,056
5/31/2023	$10,689	$12,226	$10,960
6/30/2023	$10,812	$12,443	$11,070
7/31/2023	$10,832	$12,524	$11,114
8/31/2023	$10,691	$12,334	$10,954
9/30/2023	$10,331	$11,915	$10,633
10/31/2023	$10,086	$11,724	$10,542
11/30/2023	$10,771	$12,633	$11,211
12/31/2023	$11,063	$13,012	$11,472
1/31/2024	$11,111	$12,952	$11,413
2/29/2024	$11,183	$13,053	$11,428
3/31/2024	$11,243	$13,208	$11,428
4/30/2024	$11,102	$13,127	$11,286
5/31/2024	$11,162	$13,227	$11,253
6/30/2024	$11,399	$13,550	$11,425
7/31/2024	$11,497	$13,699	$11,530
8/31/2024	$11,587	$13,861	$11,621
9/30/2024	$11,738	$13,985	$11,735
10/31/2024	$11,599	$13,772	$11,564
11/30/2024	$11,773	$14,068	$11,764
12/31/2024	$11,620	$13,834	$11,593
1/31/2025	$11,672	$13,939	$11,651
2/28/2025	$11,800	$14,113	$11,766
3/31/2025	$11,610	$13,947	$11,567
4/30/2025	$11,382	$13,699	$11,474
5/31/2025	$11,325	$13,708	$11,481
6/30/2025	$11,381	$13,789	$11,553
7/31/2025	$11,225	$13,581	$11,529
8/31/2025	$11,281	$13,653	$11,630
9/30/2025	$11,650	$14,013	$11,899
10/31/2025	$11,832	$14,154	$12,046
11/30/2025	$11,888	$14,209	$12,074
12/31/2025	$11,897	$14,174	$12,085
1/31/2026	$11,969	$14,313	$12,198
2/28/2026	$12,157	$14,552	$12,350
3/31/2026	$11,945	$14,275	$12,063
4/30/2026	$12,105	$14,470	$12,202
5/31/2026	$12,199	$14,560	$12,247
6/30/2026	$12,373	$14,754	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	7.90	0.34	2.15
Class C with Load	6.90	0.34	2.15
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 189,857,570
Holdings Count | Holding		183
Advisory Fees Paid, Amount		$ 683,470
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000205252
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class R6
Trading Symbol		EKHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,007	$10,065	$10,006
8/31/2016	$10,036	$10,102	$10,020
9/30/2016	$10,018	$10,129	$9,970
10/31/2016	$9,919	$10,003	$9,865
11/30/2016	$9,441	$9,408	$9,497
12/31/2016	$9,506	$9,538	$9,609
1/31/2017	$9,511	$9,671	$9,672
2/28/2017	$9,591	$9,902	$9,739
3/31/2017	$9,690	$9,924	$9,760
4/30/2017	$9,789	$9,992	$9,831
5/31/2017	$9,936	$10,145	$9,987
6/30/2017	$9,949	$10,122	$9,951
7/31/2017	$10,038	$10,189	$10,032
8/31/2017	$10,166	$10,329	$10,108
9/30/2017	$10,178	$10,274	$10,057
10/31/2017	$10,222	$10,302	$10,081
11/30/2017	$10,228	$10,328	$10,027
12/31/2017	$10,361	$10,462	$10,132
1/31/2018	$10,319	$10,364	$10,013
2/28/2018	$10,317	$10,371	$9,983
3/31/2018	$10,394	$10,523	$10,020
4/30/2018	$10,411	$10,570	$9,984
5/31/2018	$10,547	$10,791	$10,098
6/30/2018	$10,582	$10,845	$10,107
7/31/2018	$10,637	$10,883	$10,131
8/31/2018	$10,673	$10,971	$10,157
9/30/2018	$10,657	$10,927	$10,092
10/31/2018	$10,598	$10,790	$10,030
11/30/2018	$10,655	$10,866	$10,141
12/31/2018	$10,752	$10,960	$10,262
1/31/2019	$10,829	$11,033	$10,340
2/28/2019	$10,897	$11,093	$10,395
3/31/2019	$11,078	$11,379	$10,559
4/30/2019	$11,168	$11,443	$10,599
5/31/2019	$11,342	$11,629	$10,745
6/30/2019	$11,413	$11,690	$10,785
7/31/2019	$11,495	$11,763	$10,872
8/31/2019	$11,703	$12,046	$11,043
9/30/2019	$11,681	$12,022	$10,955
10/31/2019	$11,701	$12,047	$10,974
11/30/2019	$11,743	$12,094	$11,002
12/31/2019	$11,784	$12,130	$11,035
1/31/2020	$11,963	$12,429	$11,234
2/29/2020	$12,143	$12,691	$11,378
3/31/2020	$10,999	$11,295	$10,966
4/30/2020	$10,687	$10,914	$10,828
5/31/2020	$11,000	$11,360	$11,173
6/30/2020	$11,336	$11,809	$11,264
7/31/2020	$11,583	$12,130	$11,454
8/31/2020	$11,603	$12,162	$11,400
9/30/2020	$11,623	$12,174	$11,403
10/31/2020	$11,643	$12,196	$11,369
11/30/2020	$11,883	$12,489	$11,540
12/31/2020	$12,058	$12,723	$11,610
1/31/2021	$12,197	$12,988	$11,684
2/28/2021	$12,035	$12,852	$11,499
3/31/2021	$12,152	$12,991	$11,570
4/30/2021	$12,324	$13,182	$11,667
5/31/2021	$12,453	$13,333	$11,702
6/30/2021	$12,614	$13,502	$11,734
7/31/2021	$12,743	$13,664	$11,831
8/31/2021	$12,714	$13,643	$11,788
9/30/2021	$12,615	$13,554	$11,703
10/31/2021	$12,529	$13,498	$11,668
11/30/2021	$12,681	$13,676	$11,768
12/31/2021	$12,709	$13,711	$11,787
1/31/2022	$12,413	$13,327	$11,464
2/28/2022	$12,263	$13,297	$11,423
3/31/2022	$11,837	$12,816	$11,053
4/30/2022	$11,444	$12,361	$10,747
5/31/2022	$11,623	$12,497	$10,907
6/30/2022	$11,286	$12,098	$10,728
7/31/2022	$11,679	$12,549	$11,011
8/31/2022	$11,459	$12,270	$10,770
9/30/2022	$10,930	$11,514	$10,357
10/31/2022	$10,745	$11,278	$10,271
11/30/2022	$11,265	$11,934	$10,751
12/31/2022	$11,211	$11,915	$10,782
1/31/2023	$11,579	$12,444	$11,091
2/28/2023	$11,332	$12,053	$10,841
3/31/2023	$11,483	$12,240	$11,081
4/30/2023	$11,538	$12,311	$11,056
5/31/2023	$11,483	$12,226	$10,960
6/30/2023	$11,625	$12,443	$11,070
7/31/2023	$11,657	$12,524	$11,114
8/31/2023	$11,516	$12,334	$10,954
9/30/2023	$11,139	$11,915	$10,633
10/31/2023	$10,885	$11,724	$10,542
11/30/2023	$11,633	$12,633	$11,211
12/31/2023	$11,958	$13,012	$11,472
1/31/2024	$12,020	$12,952	$11,413
2/29/2024	$12,108	$13,053	$11,428
3/31/2024	$12,184	$13,208	$11,428
4/30/2024	$12,042	$13,127	$11,286
5/31/2024	$12,118	$13,227	$11,253
6/30/2024	$12,398	$13,550	$11,425
7/31/2024	$12,494	$13,699	$11,530
8/31/2024	$12,596	$13,861	$11,621
9/30/2024	$12,763	$13,985	$11,735
10/31/2024	$12,628	$13,772	$11,564
11/30/2024	$12,807	$14,068	$11,764
12/31/2024	$12,645	$13,834	$11,593
1/31/2025	$12,704	$13,939	$11,651
2/28/2025	$12,833	$14,113	$11,766
3/31/2025	$12,642	$13,947	$11,567
4/30/2025	$12,398	$13,699	$11,474
5/31/2025	$12,339	$13,708	$11,481
6/30/2025	$12,389	$13,789	$11,553
7/31/2025	$12,236	$13,581	$11,529
8/31/2025	$12,287	$13,653	$11,630
9/30/2025	$12,705	$14,013	$11,899
10/31/2025	$12,893	$14,154	$12,046
11/30/2025	$12,957	$14,209	$12,074
12/31/2025	$12,970	$14,174	$12,085
1/31/2026	$13,052	$14,313	$12,198
2/28/2026	$13,273	$14,552	$12,350
3/31/2026	$13,046	$14,275	$12,063
4/30/2026	$13,209	$14,470	$12,202
5/31/2026	$13,330	$14,560	$12,247
6/30/2026	$13,508	$14,754	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	9.03	1.38	3.05
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 189,857,570
Holdings Count | Holding		183
Advisory Fees Paid, Amount		$ 683,470
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000122980
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WHYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$57	0.55%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,007	$10,065	$10,006
8/31/2016	$10,036	$10,102	$10,020
9/30/2016	$10,018	$10,129	$9,970
10/31/2016	$9,919	$10,003	$9,865
11/30/2016	$9,441	$9,408	$9,497
12/31/2016	$9,506	$9,538	$9,609
1/31/2017	$9,511	$9,671	$9,672
2/28/2017	$9,591	$9,902	$9,739
3/31/2017	$9,690	$9,924	$9,760
4/30/2017	$9,789	$9,992	$9,831
5/31/2017	$9,936	$10,145	$9,987
6/30/2017	$9,949	$10,122	$9,951
7/31/2017	$10,038	$10,189	$10,032
8/31/2017	$10,166	$10,329	$10,108
9/30/2017	$10,178	$10,274	$10,057
10/31/2017	$10,222	$10,302	$10,081
11/30/2017	$10,228	$10,328	$10,027
12/31/2017	$10,361	$10,462	$10,132
1/31/2018	$10,319	$10,364	$10,013
2/28/2018	$10,317	$10,371	$9,983
3/31/2018	$10,394	$10,523	$10,020
4/30/2018	$10,411	$10,570	$9,984
5/31/2018	$10,547	$10,791	$10,098
6/30/2018	$10,582	$10,845	$10,107
7/31/2018	$10,637	$10,883	$10,131
8/31/2018	$10,672	$10,971	$10,157
9/30/2018	$10,656	$10,927	$10,092
10/31/2018	$10,596	$10,790	$10,030
11/30/2018	$10,653	$10,866	$10,141
12/31/2018	$10,749	$10,960	$10,262
1/31/2019	$10,815	$11,033	$10,340
2/28/2019	$10,894	$11,093	$10,395
3/31/2019	$11,074	$11,379	$10,559
4/30/2019	$11,153	$11,443	$10,599
5/31/2019	$11,326	$11,629	$10,745
6/30/2019	$11,397	$11,690	$10,785
7/31/2019	$11,478	$11,763	$10,872
8/31/2019	$11,685	$12,046	$11,043
9/30/2019	$11,663	$12,022	$10,955
10/31/2019	$11,694	$12,047	$10,974
11/30/2019	$11,734	$12,094	$11,002
12/31/2019	$11,775	$12,130	$11,035
1/31/2020	$11,953	$12,429	$11,234
2/29/2020	$12,133	$12,691	$11,378
3/31/2020	$10,990	$11,295	$10,966
4/30/2020	$10,677	$10,914	$10,828
5/31/2020	$10,989	$11,360	$11,173
6/30/2020	$11,324	$11,809	$11,264
7/31/2020	$11,560	$12,130	$11,454
8/31/2020	$11,579	$12,162	$11,400
9/30/2020	$11,610	$12,174	$11,403
10/31/2020	$11,629	$12,196	$11,369
11/30/2020	$11,857	$12,489	$11,540
12/31/2020	$12,031	$12,723	$11,610
1/31/2021	$12,181	$12,988	$11,684
2/28/2021	$12,007	$12,852	$11,499
3/31/2021	$12,124	$12,991	$11,570
4/30/2021	$12,306	$13,182	$11,667
5/31/2021	$12,423	$13,333	$11,702
6/30/2021	$12,587	$13,502	$11,734
7/31/2021	$12,717	$13,664	$11,831
8/31/2021	$12,689	$13,643	$11,788
9/30/2021	$12,581	$13,554	$11,703
10/31/2021	$12,506	$13,498	$11,668
11/30/2021	$12,647	$13,676	$11,768
12/31/2021	$12,675	$13,711	$11,787
1/31/2022	$12,379	$13,327	$11,464
2/28/2022	$12,233	$13,297	$11,423
3/31/2022	$11,811	$12,816	$11,053
4/30/2022	$11,420	$12,361	$10,747
5/31/2022	$11,599	$12,497	$10,907
6/30/2022	$11,260	$12,098	$10,728
7/31/2022	$11,652	$12,549	$11,011
8/31/2022	$11,433	$12,270	$10,770
9/30/2022	$10,904	$11,514	$10,357
10/31/2022	$10,718	$11,278	$10,271
11/30/2022	$11,238	$11,934	$10,751
12/31/2022	$11,184	$11,915	$10,782
1/31/2023	$11,550	$12,444	$11,091
2/28/2023	$11,303	$12,053	$10,841
3/31/2023	$11,454	$12,240	$11,081
4/30/2023	$11,507	$12,311	$11,056
5/31/2023	$11,452	$12,226	$10,960
6/30/2023	$11,594	$12,443	$11,070
7/31/2023	$11,612	$12,524	$11,114
8/31/2023	$11,483	$12,334	$10,954
9/30/2023	$11,106	$11,915	$10,633
10/31/2023	$10,851	$11,724	$10,542
11/30/2023	$11,598	$12,633	$11,211
12/31/2023	$11,922	$13,012	$11,472
1/31/2024	$11,983	$12,952	$11,413
2/29/2024	$12,071	$13,053	$11,428
3/31/2024	$12,146	$13,208	$11,428
4/30/2024	$12,004	$13,127	$11,286
5/31/2024	$12,079	$13,227	$11,253
6/30/2024	$12,346	$13,550	$11,425
7/31/2024	$12,441	$13,699	$11,530
8/31/2024	$12,555	$13,861	$11,621
9/30/2024	$12,720	$13,985	$11,735
10/31/2024	$12,572	$13,772	$11,564
11/30/2024	$12,763	$14,068	$11,764
12/31/2024	$12,588	$13,834	$11,593
1/31/2025	$12,660	$13,939	$11,651
2/28/2025	$12,801	$14,113	$11,766
3/31/2025	$12,597	$13,947	$11,567
4/30/2025	$12,352	$13,699	$11,474
5/31/2025	$12,293	$13,708	$11,481
6/30/2025	$12,342	$13,789	$11,553
7/31/2025	$12,189	$13,581	$11,529
8/31/2025	$12,252	$13,653	$11,630
9/30/2025	$12,655	$14,013	$11,899
10/31/2025	$12,842	$14,154	$12,046
11/30/2025	$12,906	$14,209	$12,074
12/31/2025	$12,932	$14,174	$12,085
1/31/2026	$13,014	$14,313	$12,198
2/28/2026	$13,220	$14,552	$12,350
3/31/2026	$12,992	$14,275	$12,063
4/30/2026	$13,169	$14,470	$12,202
5/31/2026	$13,274	$14,560	$12,247
6/30/2026	$13,452	$14,754	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	8.99	1.34	3.01
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 189,857,570
Holdings Count | Holding		183
Advisory Fees Paid, Amount		$ 683,470
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000053352
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class A
Trading Symbol		WFTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$69	0.67%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$9,700	$10,000	$10,000
7/31/2016	$9,701	$10,014	$10,006
8/31/2016	$9,710	$10,017	$10,020
9/30/2016	$9,671	$9,981	$9,970
10/31/2016	$9,598	$9,900	$9,865
11/30/2016	$9,238	$9,581	$9,497
12/31/2016	$9,313	$9,674	$9,609
1/31/2017	$9,349	$9,742	$9,672
2/28/2017	$9,385	$9,807	$9,739
3/31/2017	$9,412	$9,824	$9,760
4/30/2017	$9,489	$9,894	$9,831
5/31/2017	$9,599	$10,023	$9,987
6/30/2017	$9,577	$9,985	$9,951
7/31/2017	$9,637	$10,058	$10,032
8/31/2017	$9,723	$10,125	$10,108
9/30/2017	$9,691	$10,078	$10,057
10/31/2017	$9,701	$10,092	$10,081
11/30/2017	$9,645	$10,010	$10,027
12/31/2017	$9,723	$10,093	$10,132
1/31/2018	$9,632	$10,005	$10,013
2/28/2018	$9,602	$9,979	$9,983
3/31/2018	$9,621	$10,001	$10,020
4/30/2018	$9,598	$9,974	$9,984
5/31/2018	$9,677	$10,068	$10,098
6/30/2018	$9,680	$10,086	$10,107
7/31/2018	$9,708	$10,118	$10,131
8/31/2018	$9,719	$10,136	$10,157
9/30/2018	$9,672	$10,079	$10,092
10/31/2018	$9,623	$10,038	$10,030
11/30/2018	$9,713	$10,140	$10,141
12/31/2018	$9,812	$10,252	$10,262
1/31/2019	$9,892	$10,339	$10,340
2/28/2019	$9,939	$10,389	$10,395
3/31/2019	$10,046	$10,510	$10,559
4/30/2019	$10,075	$10,531	$10,599
5/31/2019	$10,191	$10,659	$10,745
6/30/2019	$10,229	$10,703	$10,785
7/31/2019	$10,301	$10,788	$10,872
8/31/2019	$10,425	$10,913	$11,043
9/30/2019	$10,348	$10,825	$10,955
10/31/2019	$10,358	$10,853	$10,974
11/30/2019	$10,368	$10,878	$11,002
12/31/2019	$10,395	$10,912	$11,035
1/31/2020	$10,554	$11,080	$11,234
2/29/2020	$10,670	$11,184	$11,378
3/31/2020	$10,280	$10,858	$10,966
4/30/2020	$10,174	$10,781	$10,828
5/31/2020	$10,434	$11,086	$11,173
6/30/2020	$10,507	$11,151	$11,264
7/31/2020	$10,641	$11,307	$11,454
8/31/2020	$10,633	$11,269	$11,400
9/30/2020	$10,634	$11,278	$11,403
10/31/2020	$10,617	$11,250	$11,369
11/30/2020	$10,736	$11,374	$11,540
12/31/2020	$10,801	$11,429	$11,610
1/31/2021	$10,876	$11,483	$11,684
2/28/2021	$10,733	$11,338	$11,499
3/31/2021	$10,788	$11,392	$11,570
4/30/2021	$10,862	$11,463	$11,667
5/31/2021	$10,899	$11,480	$11,702
6/30/2021	$10,918	$11,494	$11,734
7/31/2021	$10,984	$11,578	$11,831
8/31/2021	$10,967	$11,554	$11,788
9/30/2021	$10,894	$11,484	$11,703
10/31/2021	$10,867	$11,450	$11,668
11/30/2021	$10,922	$11,511	$11,768
12/31/2021	$10,932	$11,527	$11,787
1/31/2022	$10,673	$11,246	$11,464
2/28/2022	$10,611	$11,211	$11,423
3/31/2022	$10,343	$10,913	$11,053
4/30/2022	$10,131	$10,684	$10,747
5/31/2022	$10,255	$10,834	$10,907
6/30/2022	$10,154	$10,743	$10,728
7/31/2022	$10,344	$10,983	$11,011
8/31/2022	$10,186	$10,793	$10,770
9/30/2022	$9,917	$10,466	$10,357
10/31/2022	$9,882	$10,426	$10,271
11/30/2022	$10,188	$10,791	$10,751
12/31/2022	$10,229	$10,842	$10,782
1/31/2023	$10,441	$11,086	$11,091
2/28/2023	$10,266	$10,877	$10,841
3/31/2023	$10,422	$11,088	$11,081
4/30/2023	$10,417	$11,057	$11,056
5/31/2023	$10,336	$10,960	$10,960
6/30/2023	$10,408	$11,042	$11,070
7/31/2023	$10,432	$11,086	$11,114
8/31/2023	$10,351	$10,974	$10,954
9/30/2023	$10,144	$10,728	$10,633
10/31/2023	$10,062	$10,683	$10,542
11/30/2023	$10,525	$11,200	$11,211
12/31/2023	$10,716	$11,412	$11,472
1/31/2024	$10,712	$11,368	$11,413
2/29/2024	$10,718	$11,379	$11,428
3/31/2024	$10,723	$11,379	$11,428
4/30/2024	$10,640	$11,262	$11,286
5/31/2024	$10,616	$11,195	$11,253
6/30/2024	$10,740	$11,339	$11,425
7/31/2024	$10,825	$11,440	$11,530
8/31/2024	$10,900	$11,541	$11,621
9/30/2024	$10,986	$11,636	$11,735
10/31/2024	$10,862	$11,488	$11,564
11/30/2024	$10,998	$11,629	$11,764
12/31/2024	$10,904	$11,512	$11,593
1/31/2025	$10,949	$11,591	$11,651
2/28/2025	$11,047	$11,704	$11,766
3/31/2025	$10,912	$11,557	$11,567
4/30/2025	$10,858	$11,486	$11,474
5/31/2025	$10,864	$11,550	$11,481
6/30/2025	$10,942	$11,638	$11,553
7/31/2025	$10,937	$11,667	$11,529
8/31/2025	$11,015	$11,765	$11,630
9/30/2025	$11,185	$11,940	$11,899
10/31/2025	$11,274	$12,043	$12,046
11/30/2025	$11,312	$12,075	$12,074
12/31/2025	$11,340	$12,109	$12,085
1/31/2026	$11,430	$12,237	$12,198
2/28/2026	$11,542	$12,361	$12,350
3/31/2026	$11,321	$12,075	$12,063
4/30/2026	$11,423	$12,172	$12,202
5/31/2026	$11,472	$12,203	$12,247
6/30/2026	$11,512	$12,277	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.31	1.06	1.73
Class A with Load	2.15	0.45	1.42
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 954,223,788
Holdings Count | Holding		534
Advisory Fees Paid, Amount		$ 2,237,860
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000053353
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class C
Trading Symbol		WFTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$145	1.42%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,994	$10,014	$10,006
8/31/2016	$9,998	$10,017	$10,020
9/30/2016	$9,951	$9,981	$9,970
10/31/2016	$9,870	$9,900	$9,865
11/30/2016	$9,494	$9,581	$9,497
12/31/2016	$9,565	$9,674	$9,609
1/31/2017	$9,595	$9,742	$9,672
2/28/2017	$9,627	$9,807	$9,739
3/31/2017	$9,648	$9,824	$9,760
4/30/2017	$9,721	$9,894	$9,831
5/31/2017	$9,828	$10,023	$9,987
6/30/2017	$9,799	$9,985	$9,951
7/31/2017	$9,855	$10,058	$10,032
8/31/2017	$9,936	$10,125	$10,108
9/30/2017	$9,898	$10,078	$10,057
10/31/2017	$9,902	$10,092	$10,081
11/30/2017	$9,838	$10,010	$10,027
12/31/2017	$9,911	$10,093	$10,132
1/31/2018	$9,813	$10,005	$10,013
2/28/2018	$9,776	$9,979	$9,983
3/31/2018	$9,789	$10,001	$10,020
4/30/2018	$9,760	$9,974	$9,984
5/31/2018	$9,834	$10,068	$10,098
6/30/2018	$9,831	$10,086	$10,107
7/31/2018	$9,853	$10,118	$10,131
8/31/2018	$9,858	$10,136	$10,157
9/30/2018	$9,804	$10,079	$10,092
10/31/2018	$9,749	$10,038	$10,030
11/30/2018	$9,834	$10,140	$10,141
12/31/2018	$9,927	$10,252	$10,262
1/31/2019	$10,002	$10,339	$10,340
2/28/2019	$10,044	$10,389	$10,395
3/31/2019	$10,146	$10,510	$10,559
4/30/2019	$10,169	$10,531	$10,599
5/31/2019	$10,279	$10,659	$10,745
6/30/2019	$10,311	$10,703	$10,785
7/31/2019	$10,377	$10,788	$10,872
8/31/2019	$10,496	$10,913	$11,043
9/30/2019	$10,411	$10,825	$10,955
10/31/2019	$10,415	$10,853	$10,974
11/30/2019	$10,419	$10,878	$11,002
12/31/2019	$10,439	$10,912	$11,035
1/31/2020	$10,592	$11,080	$11,234
2/29/2020	$10,702	$11,184	$11,378
3/31/2020	$10,304	$10,858	$10,966
4/30/2020	$10,192	$10,781	$10,828
5/31/2020	$10,445	$11,086	$11,173
6/30/2020	$10,511	$11,151	$11,264
7/31/2020	$10,640	$11,307	$11,454
8/31/2020	$10,624	$11,269	$11,400
9/30/2020	$10,618	$11,278	$11,403
10/31/2020	$10,595	$11,250	$11,369
11/30/2020	$10,707	$11,374	$11,540
12/31/2020	$10,765	$11,429	$11,610
1/31/2021	$10,833	$11,483	$11,684
2/28/2021	$10,684	$11,338	$11,499
3/31/2021	$10,733	$11,392	$11,570
4/30/2021	$10,808	$11,463	$11,667
5/31/2021	$10,829	$11,480	$11,702
6/30/2021	$10,842	$11,494	$11,734
7/31/2021	$10,900	$11,578	$11,831
8/31/2021	$10,876	$11,554	$11,788
9/30/2021	$10,797	$11,484	$11,703
10/31/2021	$10,763	$11,450	$11,668
11/30/2021	$10,811	$11,511	$11,768
12/31/2021	$10,814	$11,527	$11,787
1/31/2022	$10,551	$11,246	$11,464
2/28/2022	$10,483	$11,211	$11,423
3/31/2022	$10,212	$10,913	$11,053
4/30/2022	$9,997	$10,684	$10,747
5/31/2022	$10,112	$10,834	$10,907
6/30/2022	$10,007	$10,743	$10,728
7/31/2022	$10,187	$10,983	$11,011
8/31/2022	$10,026	$10,793	$10,770
9/30/2022	$9,754	$10,466	$10,357
10/31/2022	$9,714	$10,426	$10,271
11/30/2022	$10,008	$10,791	$10,751
12/31/2022	$10,043	$10,842	$10,782
1/31/2023	$10,245	$11,086	$11,091
2/28/2023	$10,066	$10,877	$10,841
3/31/2023	$10,213	$11,088	$11,081
4/30/2023	$10,202	$11,057	$11,056
5/31/2023	$10,116	$10,960	$10,960
6/30/2023	$10,181	$11,042	$11,070
7/31/2023	$10,198	$11,086	$11,114
8/31/2023	$10,112	$10,974	$10,954
9/30/2023	$9,903	$10,728	$10,633
10/31/2023	$9,817	$10,683	$10,542
11/30/2023	$10,263	$11,200	$11,211
12/31/2023	$10,452	$11,412	$11,472
1/31/2024	$10,432	$11,368	$11,413
2/29/2024	$10,431	$11,379	$11,428
3/31/2024	$10,430	$11,379	$11,428
4/30/2024	$10,352	$11,262	$11,286
5/31/2024	$10,313	$11,195	$11,253
6/30/2024	$10,427	$11,339	$11,425
7/31/2024	$10,509	$11,440	$11,530
8/31/2024	$10,582	$11,541	$11,621
9/30/2024	$10,665	$11,636	$11,735
10/31/2024	$10,545	$11,488	$11,564
11/30/2024	$10,677	$11,629	$11,764
12/31/2024	$10,585	$11,512	$11,593
1/31/2025	$10,630	$11,591	$11,651
2/28/2025	$10,725	$11,704	$11,766
3/31/2025	$10,594	$11,557	$11,567
4/30/2025	$10,541	$11,486	$11,474
5/31/2025	$10,547	$11,550	$11,481
6/30/2025	$10,622	$11,638	$11,553
7/31/2025	$10,618	$11,667	$11,529
8/31/2025	$10,693	$11,765	$11,630
9/30/2025	$10,859	$11,940	$11,899
10/31/2025	$10,945	$12,043	$12,046
11/30/2025	$10,982	$12,075	$12,074
12/31/2025	$11,009	$12,109	$12,085
1/31/2026	$11,096	$12,237	$12,198
2/28/2026	$11,205	$12,361	$12,350
3/31/2026	$10,991	$12,075	$12,063
4/30/2026	$11,089	$12,172	$12,202
5/31/2026	$11,137	$12,203	$12,247
6/30/2026	$11,176	$12,277	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	4.42	0.31	1.12
Class C with Load	3.42	0.31	1.12
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 954,223,788
Holdings Count | Holding		534
Advisory Fees Paid, Amount		$ 2,237,860
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000205243
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class R6
Trading Symbol		WFRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,003	$10,014	$10,006
8/31/2016	$10,006	$10,017	$10,020
9/30/2016	$9,968	$9,981	$9,970
10/31/2016	$9,895	$9,900	$9,865
11/30/2016	$9,526	$9,581	$9,497
12/31/2016	$9,605	$9,674	$9,609
1/31/2017	$9,644	$9,742	$9,672
2/28/2017	$9,692	$9,807	$9,739
3/31/2017	$9,713	$9,824	$9,760
4/30/2017	$9,795	$9,894	$9,831
5/31/2017	$9,919	$10,023	$9,987
6/30/2017	$9,890	$9,985	$9,951
7/31/2017	$9,963	$10,058	$10,032
8/31/2017	$10,053	$10,125	$10,108
9/30/2017	$10,023	$10,078	$10,057
10/31/2017	$10,027	$10,092	$10,081
11/30/2017	$9,979	$10,010	$10,027
12/31/2017	$10,053	$10,093	$10,132
1/31/2018	$9,971	$10,005	$10,013
2/28/2018	$9,941	$9,979	$9,983
3/31/2018	$9,954	$10,001	$10,020
4/30/2018	$9,932	$9,974	$9,984
5/31/2018	$10,025	$10,068	$10,098
6/30/2018	$10,030	$10,086	$10,107
7/31/2018	$10,052	$10,118	$10,131
8/31/2018	$10,067	$10,136	$10,157
9/30/2018	$10,020	$10,079	$10,092
10/31/2018	$9,973	$10,038	$10,030
11/30/2018	$10,068	$10,140	$10,141
12/31/2018	$10,173	$10,252	$10,262
1/31/2019	$10,259	$10,339	$10,340
2/28/2019	$10,310	$10,389	$10,395
3/31/2019	$10,424	$10,510	$10,559
4/30/2019	$10,456	$10,531	$10,599
5/31/2019	$10,579	$10,659	$10,745
6/30/2019	$10,621	$10,703	$10,785
7/31/2019	$10,707	$10,788	$10,872
8/31/2019	$10,830	$10,913	$11,043
9/30/2019	$10,762	$10,825	$10,955
10/31/2019	$10,766	$10,853	$10,974
11/30/2019	$10,788	$10,878	$11,002
12/31/2019	$10,819	$10,912	$11,035
1/31/2020	$10,987	$11,080	$11,234
2/29/2020	$11,101	$11,184	$11,378
3/31/2020	$10,698	$10,858	$10,966
4/30/2020	$10,600	$10,781	$10,828
5/31/2020	$10,863	$11,086	$11,173
6/30/2020	$10,951	$11,151	$11,264
7/31/2020	$11,094	$11,307	$11,454
8/31/2020	$11,078	$11,269	$11,400
9/30/2020	$11,082	$11,278	$11,403
10/31/2020	$11,076	$11,250	$11,369
11/30/2020	$11,194	$11,374	$11,540
12/31/2020	$11,265	$11,429	$11,610
1/31/2021	$11,346	$11,483	$11,684
2/28/2021	$11,199	$11,338	$11,499
3/31/2021	$11,260	$11,392	$11,570
4/30/2021	$11,349	$11,463	$11,667
5/31/2021	$11,381	$11,480	$11,702
6/30/2021	$11,404	$11,494	$11,734
7/31/2021	$11,485	$11,578	$11,831
8/31/2021	$11,460	$11,554	$11,788
9/30/2021	$11,388	$11,484	$11,703
10/31/2021	$11,362	$11,450	$11,668
11/30/2021	$11,432	$11,511	$11,768
12/31/2021	$11,435	$11,527	$11,787
1/31/2022	$11,167	$11,246	$11,464
2/28/2022	$11,105	$11,211	$11,423
3/31/2022	$10,828	$10,913	$11,053
4/30/2022	$10,609	$10,684	$10,747
5/31/2022	$10,741	$10,834	$10,907
6/30/2022	$10,639	$10,743	$10,728
7/31/2022	$10,849	$10,983	$11,011
8/31/2022	$10,677	$10,793	$10,770
9/30/2022	$10,407	$10,466	$10,357
10/31/2022	$10,374	$10,426	$10,271
11/30/2022	$10,687	$10,791	$10,751
12/31/2022	$10,733	$10,842	$10,782
1/31/2023	$10,968	$11,086	$11,091
2/28/2023	$10,776	$10,877	$10,841
3/31/2023	$10,953	$11,088	$11,081
4/30/2023	$10,951	$11,057	$11,056
5/31/2023	$10,859	$10,960	$10,960
6/30/2023	$10,939	$11,042	$11,070
7/31/2023	$10,967	$11,086	$11,114
8/31/2023	$10,895	$10,974	$10,954
9/30/2023	$10,671	$10,728	$10,633
10/31/2023	$10,589	$10,683	$10,542
11/30/2023	$11,079	$11,200	$11,211
12/31/2023	$11,293	$11,412	$11,472
1/31/2024	$11,282	$11,368	$11,413
2/29/2024	$11,292	$11,379	$11,428
3/31/2024	$11,301	$11,379	$11,428
4/30/2024	$11,227	$11,262	$11,286
5/31/2024	$11,195	$11,195	$11,253
6/30/2024	$11,329	$11,339	$11,425
7/31/2024	$11,422	$11,440	$11,530
8/31/2024	$11,505	$11,541	$11,621
9/30/2024	$11,599	$11,636	$11,735
10/31/2024	$11,483	$11,488	$11,564
11/30/2024	$11,619	$11,629	$11,764
12/31/2024	$11,523	$11,512	$11,593
1/31/2025	$11,575	$11,591	$11,651
2/28/2025	$11,681	$11,704	$11,766
3/31/2025	$11,542	$11,557	$11,567
4/30/2025	$11,488	$11,486	$11,474
5/31/2025	$11,508	$11,550	$11,481
6/30/2025	$11,594	$11,638	$11,553
7/31/2025	$11,582	$11,667	$11,529
8/31/2025	$11,679	$11,765	$11,630
9/30/2025	$11,852	$11,940	$11,899
10/31/2025	$11,961	$12,043	$12,046
11/30/2025	$11,994	$12,075	$12,074
12/31/2025	$12,027	$12,109	$12,085
1/31/2026	$12,126	$12,237	$12,198
2/28/2026	$12,259	$12,361	$12,350
3/31/2026	$12,018	$12,075	$12,063
4/30/2026	$12,129	$12,172	$12,202
5/31/2026	$12,185	$12,203	$12,247
6/30/2026	$12,242	$12,277	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	5.59	1.43	2.04
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 954,223,788
Holdings Count | Holding		534
Advisory Fees Paid, Amount		$ 2,237,860
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000064976
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Institutional Class
Trading Symbol		WITIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,003	$10,014	$10,006
8/31/2016	$10,006	$10,017	$10,020
9/30/2016	$9,968	$9,981	$9,970
10/31/2016	$9,895	$9,900	$9,865
11/30/2016	$9,526	$9,581	$9,497
12/31/2016	$9,605	$9,674	$9,609
1/31/2017	$9,644	$9,742	$9,672
2/28/2017	$9,692	$9,807	$9,739
3/31/2017	$9,713	$9,824	$9,760
4/30/2017	$9,795	$9,894	$9,831
5/31/2017	$9,919	$10,023	$9,987
6/30/2017	$9,890	$9,985	$9,951
7/31/2017	$9,963	$10,058	$10,032
8/31/2017	$10,053	$10,125	$10,108
9/30/2017	$10,023	$10,078	$10,057
10/31/2017	$10,027	$10,092	$10,081
11/30/2017	$9,979	$10,010	$10,027
12/31/2017	$10,053	$10,093	$10,132
1/31/2018	$9,971	$10,005	$10,013
2/28/2018	$9,941	$9,979	$9,983
3/31/2018	$9,954	$10,001	$10,020
4/30/2018	$9,932	$9,974	$9,984
5/31/2018	$10,025	$10,068	$10,098
6/30/2018	$10,030	$10,086	$10,107
7/31/2018	$10,052	$10,118	$10,131
8/31/2018	$10,066	$10,136	$10,157
9/30/2018	$10,019	$10,079	$10,092
10/31/2018	$9,971	$10,038	$10,030
11/30/2018	$10,075	$10,140	$10,141
12/31/2018	$10,170	$10,252	$10,262
1/31/2019	$10,256	$10,339	$10,340
2/28/2019	$10,316	$10,389	$10,395
3/31/2019	$10,429	$10,510	$10,559
4/30/2019	$10,452	$10,531	$10,599
5/31/2019	$10,584	$10,659	$10,745
6/30/2019	$10,625	$10,703	$10,785
7/31/2019	$10,702	$10,788	$10,872
8/31/2019	$10,833	$10,913	$11,043
9/30/2019	$10,755	$10,825	$10,955
10/31/2019	$10,768	$10,853	$10,974
11/30/2019	$10,781	$10,878	$11,002
12/31/2019	$10,811	$10,912	$11,035
1/31/2020	$10,979	$11,080	$11,234
2/29/2020	$11,101	$11,184	$11,378
3/31/2020	$10,698	$10,858	$10,966
4/30/2020	$10,590	$10,781	$10,828
5/31/2020	$10,853	$11,086	$11,173
6/30/2020	$10,940	$11,151	$11,264
7/31/2020	$11,082	$11,307	$11,454
8/31/2020	$11,076	$11,269	$11,400
9/30/2020	$11,079	$11,278	$11,403
10/31/2020	$11,064	$11,250	$11,369
11/30/2020	$11,181	$11,374	$11,540
12/31/2020	$11,260	$11,429	$11,610
1/31/2021	$11,331	$11,483	$11,684
2/28/2021	$11,194	$11,338	$11,499
3/31/2021	$11,245	$11,392	$11,570
4/30/2021	$11,333	$11,463	$11,667
5/31/2021	$11,364	$11,480	$11,702
6/30/2021	$11,397	$11,494	$11,734
7/31/2021	$11,467	$11,578	$11,831
8/31/2021	$11,442	$11,554	$11,788
9/30/2021	$11,369	$11,484	$11,703
10/31/2021	$11,352	$11,450	$11,668
11/30/2021	$11,413	$11,511	$11,768
12/31/2021	$11,425	$11,527	$11,787
1/31/2022	$11,157	$11,246	$11,464
2/28/2022	$11,095	$11,211	$11,423
3/31/2022	$10,817	$10,913	$11,053
4/30/2022	$10,599	$10,684	$10,747
5/31/2022	$10,720	$10,834	$10,907
6/30/2022	$10,617	$10,743	$10,728
7/31/2022	$10,827	$10,983	$11,011
8/31/2022	$10,655	$10,793	$10,770
9/30/2022	$10,386	$10,466	$10,357
10/31/2022	$10,351	$10,426	$10,271
11/30/2022	$10,673	$10,791	$10,751
12/31/2022	$10,719	$10,842	$10,782
1/31/2023	$10,943	$11,086	$11,091
2/28/2023	$10,752	$10,877	$10,841
3/31/2023	$10,928	$11,088	$11,081
4/30/2023	$10,925	$11,057	$11,056
5/31/2023	$10,843	$10,960	$10,960
6/30/2023	$10,922	$11,042	$11,070
7/31/2023	$10,940	$11,086	$11,114
8/31/2023	$10,868	$10,974	$10,954
9/30/2023	$10,654	$10,728	$10,633
10/31/2023	$10,571	$10,683	$10,542
11/30/2023	$11,059	$11,200	$11,211
12/31/2023	$11,263	$11,412	$11,472
1/31/2024	$11,251	$11,368	$11,413
2/29/2024	$11,271	$11,379	$11,428
3/31/2024	$11,279	$11,379	$11,428
4/30/2024	$11,195	$11,262	$11,286
5/31/2024	$11,162	$11,195	$11,253
6/30/2024	$11,306	$11,339	$11,425
7/31/2024	$11,388	$11,440	$11,530
8/31/2024	$11,470	$11,541	$11,621
9/30/2024	$11,574	$11,636	$11,735
10/31/2024	$11,447	$11,488	$11,564
11/30/2024	$11,593	$11,629	$11,764
12/31/2024	$11,486	$11,512	$11,593
1/31/2025	$11,548	$11,591	$11,651
2/28/2025	$11,642	$11,704	$11,766
3/31/2025	$11,514	$11,557	$11,567
4/30/2025	$11,449	$11,486	$11,474
5/31/2025	$11,469	$11,550	$11,481
6/30/2025	$11,554	$11,638	$11,553
7/31/2025	$11,542	$11,667	$11,529
8/31/2025	$11,637	$11,765	$11,630
9/30/2025	$11,820	$11,940	$11,899
10/31/2025	$11,917	$12,043	$12,046
11/30/2025	$11,950	$12,075	$12,074
12/31/2025	$11,982	$12,109	$12,085
1/31/2026	$12,080	$12,237	$12,198
2/28/2026	$12,213	$12,361	$12,350
3/31/2026	$11,983	$12,075	$12,063
4/30/2026	$12,093	$12,172	$12,202
5/31/2026	$12,138	$12,203	$12,247
6/30/2026	$12,194	$12,277	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	5.54	1.36	2.00
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 954,223,788
Holdings Count | Holding		534
Advisory Fees Paid, Amount		$ 2,237,860
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000020281
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Class A
Trading Symbol		NMTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.84%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index returned 7.03% over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance were duration and credit positioning, particularly AAA-rated and below investment grade issues, as well as allocation to the water and sewer, and general obligation sectors. The gains were partially offset by security selection decisions within the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,550	$10,000	$10,000
7/31/2016	$9,546	$10,005	$10,006
8/31/2016	$9,559	$10,010	$10,020
9/30/2016	$9,528	$9,955	$9,970
10/31/2016	$9,470	$9,872	$9,865
11/30/2016	$9,212	$9,514	$9,497
12/31/2016	$9,281	$9,623	$9,609
1/31/2017	$9,302	$9,692	$9,672
2/28/2017	$9,349	$9,777	$9,739
3/31/2017	$9,368	$9,796	$9,760
4/30/2017	$9,415	$9,864	$9,831
5/31/2017	$9,515	$9,984	$9,987
6/30/2017	$9,499	$9,944	$9,951
7/31/2017	$9,547	$10,022	$10,032
8/31/2017	$9,612	$10,074	$10,108
9/30/2017	$9,588	$10,021	$10,057
10/31/2017	$9,600	$10,040	$10,081
11/30/2017	$9,558	$9,961	$10,027
12/31/2017	$9,628	$10,060	$10,132
1/31/2018	$9,550	$9,955	$10,013
2/28/2018	$9,527	$9,931	$9,983
3/31/2018	$9,548	$9,956	$10,020
4/30/2018	$9,515	$9,928	$9,984
5/31/2018	$9,591	$10,016	$10,098
6/30/2018	$9,604	$10,026	$10,107
7/31/2018	$9,625	$10,053	$10,131
8/31/2018	$9,638	$10,065	$10,157
9/30/2018	$9,596	$10,002	$10,092
10/31/2018	$9,544	$9,953	$10,030
11/30/2018	$9,611	$10,065	$10,141
12/31/2018	$9,697	$10,198	$10,262
1/31/2019	$9,754	$10,276	$10,340
2/28/2019	$9,794	$10,330	$10,395
3/31/2019	$9,916	$10,472	$10,559
4/30/2019	$9,945	$10,494	$10,599
5/31/2019	$10,048	$10,621	$10,745
6/30/2019	$10,096	$10,666	$10,785
7/31/2019	$10,162	$10,755	$10,872
8/31/2019	$10,284	$10,904	$11,043
9/30/2019	$10,228	$10,808	$10,955
10/31/2019	$10,228	$10,829	$10,974
11/30/2019	$10,237	$10,853	$11,002
12/31/2019	$10,265	$10,878	$11,035
1/31/2020	$10,405	$11,059	$11,234
2/29/2020	$10,517	$11,175	$11,378
3/31/2020	$10,173	$10,894	$10,966
4/30/2020	$10,048	$10,780	$10,828
5/31/2020	$10,332	$11,123	$11,173
6/30/2020	$10,398	$11,162	$11,264
7/31/2020	$10,539	$11,317	$11,454
8/31/2020	$10,508	$11,260	$11,400
9/30/2020	$10,524	$11,270	$11,403
10/31/2020	$10,511	$11,243	$11,369
11/30/2020	$10,615	$11,387	$11,540
12/31/2020	$10,659	$11,435	$11,610
1/31/2021	$10,694	$11,476	$11,684
2/28/2021	$10,575	$11,319	$11,499
3/31/2021	$10,610	$11,374	$11,570
4/30/2021	$10,684	$11,462	$11,667
5/31/2021	$10,718	$11,476	$11,702
6/30/2021	$10,743	$11,496	$11,734
7/31/2021	$10,806	$11,591	$11,831
8/31/2021	$10,782	$11,545	$11,788
9/30/2021	$10,709	$11,468	$11,703
10/31/2021	$10,684	$11,425	$11,668
11/30/2021	$10,747	$11,514	$11,768
12/31/2021	$10,755	$11,532	$11,787
1/31/2022	$10,532	$11,237	$11,464
2/28/2022	$10,498	$11,207	$11,423
3/31/2022	$10,267	$10,876	$11,053
4/30/2022	$10,045	$10,608	$10,747
5/31/2022	$10,138	$10,742	$10,907
6/30/2022	$10,035	$10,593	$10,728
7/31/2022	$10,230	$10,848	$11,011
8/31/2022	$10,067	$10,645	$10,770
9/30/2022	$9,785	$10,277	$10,357
10/31/2022	$9,742	$10,190	$10,271
11/30/2022	$10,049	$10,642	$10,751
12/31/2022	$10,056	$10,682	$10,782
1/31/2023	$10,264	$10,952	$11,091
2/28/2023	$10,083	$10,732	$10,841
3/31/2023	$10,232	$10,958	$11,081
4/30/2023	$10,221	$10,916	$11,056
5/31/2023	$10,139	$10,799	$10,960
6/30/2023	$10,209	$10,856	$11,070
7/31/2023	$10,218	$10,916	$11,114
8/31/2023	$10,115	$10,780	$10,954
9/30/2023	$9,891	$10,445	$10,633
10/31/2023	$9,790	$10,383	$10,542
11/30/2023	$10,273	$11,013	$11,211
12/31/2023	$10,451	$11,225	$11,472
1/31/2024	$10,434	$11,160	$11,413
2/29/2024	$10,450	$11,186	$11,428
3/31/2024	$10,444	$11,167	$11,428
4/30/2024	$10,357	$11,035	$11,286
5/31/2024	$10,342	$10,969	$11,253
6/30/2024	$10,473	$11,147	$11,425
7/31/2024	$10,531	$11,264	$11,530
8/31/2024	$10,601	$11,351	$11,621
9/30/2024	$10,691	$11,458	$11,735
10/31/2024	$10,572	$11,287	$11,564
11/30/2024	$10,714	$11,463	$11,764
12/31/2024	$10,612	$11,306	$11,593
1/31/2025	$10,625	$11,370	$11,651
2/28/2025	$10,715	$11,489	$11,766
3/31/2025	$10,580	$11,306	$11,567
4/30/2025	$10,510	$11,223	$11,474
5/31/2025	$10,503	$11,257	$11,481
6/30/2025	$10,562	$11,316	$11,553
7/31/2025	$10,524	$11,317	$11,529
8/31/2025	$10,604	$11,413	$11,630
9/30/2025	$10,836	$11,646	$11,899
10/31/2025	$10,949	$11,768	$12,046
11/30/2025	$10,987	$11,802	$12,074
12/31/2025	$11,004	$11,829	$12,085
1/31/2026	$11,062	$11,950	$12,198
2/28/2026	$11,177	$12,070	$12,350
3/31/2026	$10,996	$11,798	$12,063
4/30/2026	$11,111	$11,928	$12,202
5/31/2026	$11,149	$11,955	$12,247
6/30/2026	$11,221	$12,045	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.24	0.87	1.63
Class A with Load	1.46	(0.05)	1.16
Bloomberg Minnesota Municipal Bond Index	6.44	0.94	1.88
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 198,956,779
Holdings Count | Holding		221
Advisory Fees Paid, Amount		$ 618,979
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$198,956,779
# of portfolio holdings	221
Portfolio turnover rate	15%
Total advisory fees paid	$618,979

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	19.2
AA/Aa	34.8
A/A	24.7
BBB/Baa	12.2
BB/Ba	3.6
B/B	0.8
Not Rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	19.1
1-3 years	14.2
3-5 years	12.2
5-10 years	45.7
10-20 years	5.3
20-30 years	3.5

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.3
Minnesota Municipal Gas Agency Series A, 5.00%, 9‑1‑2035	2.1
City of Rochester Mayo Clinic Series A, 5.00%, 11‑15‑2046	1.9
State of Minnesota Series B, 5.00%, 8‑1‑2036	1.7
City of Rochester Mayo Clinic Series B, 5.00%, 11‑15‑2055	1.7
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.6
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.5
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.5
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.5
County of Hennepin Series A, 5.00%, 12‑1‑2041	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000176497
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		WMTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index returned 7.03% over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance were duration and credit positioning, particularly AAA-rated and below investment grade issues, as well as allocation to the water and sewer, and general obligation sectors. The gains were partially offset by security selection decisions within the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,998	$10,005	$10,006
8/31/2016	$10,005	$10,010	$10,020
9/30/2016	$9,984	$9,955	$9,970
10/31/2016	$9,925	$9,872	$9,865
11/30/2016	$9,656	$9,514	$9,497
12/31/2016	$9,731	$9,623	$9,609
1/31/2017	$9,756	$9,692	$9,672
2/28/2017	$9,807	$9,777	$9,739
3/31/2017	$9,831	$9,796	$9,760
4/30/2017	$9,882	$9,864	$9,831
5/31/2017	$9,999	$9,984	$9,987
6/30/2017	$9,986	$9,944	$9,951
7/31/2017	$10,038	$10,022	$10,032
8/31/2017	$10,109	$10,074	$10,108
9/30/2017	$10,087	$10,021	$10,057
10/31/2017	$10,093	$10,040	$10,081
11/30/2017	$10,061	$9,961	$10,027
12/31/2017	$10,138	$10,060	$10,132
1/31/2018	$10,049	$9,955	$10,013
2/28/2018	$10,027	$9,931	$9,983
3/31/2018	$10,062	$9,956	$10,020
4/30/2018	$10,030	$9,928	$9,984
5/31/2018	$10,113	$10,016	$10,098
6/30/2018	$10,129	$10,026	$10,107
7/31/2018	$10,154	$10,053	$10,131
8/31/2018	$10,161	$10,065	$10,157
9/30/2018	$10,129	$10,002	$10,092
10/31/2018	$10,077	$9,953	$10,030
11/30/2018	$10,151	$10,065	$10,141
12/31/2018	$10,244	$10,198	$10,262
1/31/2019	$10,308	$10,276	$10,340
2/28/2019	$10,352	$10,330	$10,395
3/31/2019	$10,474	$10,472	$10,559
4/30/2019	$10,518	$10,494	$10,599
5/31/2019	$10,630	$10,621	$10,745
6/30/2019	$10,673	$10,666	$10,785
7/31/2019	$10,756	$10,755	$10,872
8/31/2019	$10,888	$10,904	$11,043
9/30/2019	$10,831	$10,808	$10,955
10/31/2019	$10,834	$10,829	$10,974
11/30/2019	$10,847	$10,853	$11,002
12/31/2019	$10,880	$10,878	$11,035
1/31/2020	$11,031	$11,059	$11,234
2/29/2020	$11,143	$11,175	$11,378
3/31/2020	$10,791	$10,894	$10,966
4/30/2020	$10,661	$10,780	$10,828
5/31/2020	$10,956	$11,123	$11,173
6/30/2020	$11,038	$11,162	$11,264
7/31/2020	$11,191	$11,317	$11,454
8/31/2020	$11,161	$11,260	$11,400
9/30/2020	$11,181	$11,270	$11,403
10/31/2020	$11,161	$11,243	$11,369
11/30/2020	$11,273	$11,387	$11,540
12/31/2020	$11,324	$11,435	$11,610
1/31/2021	$11,374	$11,476	$11,684
2/28/2021	$11,241	$11,319	$11,499
3/31/2021	$11,280	$11,374	$11,570
4/30/2021	$11,372	$11,462	$11,667
5/31/2021	$11,412	$11,476	$11,702
6/30/2021	$11,432	$11,496	$11,734
7/31/2021	$11,513	$11,591	$11,831
8/31/2021	$11,490	$11,545	$11,788
9/30/2021	$11,405	$11,468	$11,703
10/31/2021	$11,392	$11,425	$11,668
11/30/2021	$11,452	$11,514	$11,768
12/31/2021	$11,463	$11,532	$11,787
1/31/2022	$11,240	$11,237	$11,464
2/28/2022	$11,196	$11,207	$11,423
3/31/2022	$10,952	$10,876	$11,053
4/30/2022	$10,729	$10,608	$10,747
5/31/2022	$10,832	$10,742	$10,907
6/30/2022	$10,714	$10,593	$10,728
7/31/2022	$10,924	$10,848	$11,011
8/31/2022	$10,764	$10,645	$10,770
9/30/2022	$10,466	$10,277	$10,357
10/31/2022	$10,412	$10,190	$10,271
11/30/2022	$10,754	$10,642	$10,751
12/31/2022	$10,765	$10,682	$10,782
1/31/2023	$10,990	$10,952	$11,091
2/28/2023	$10,788	$10,732	$10,841
3/31/2023	$10,962	$10,958	$11,081
4/30/2023	$10,942	$10,916	$11,056
5/31/2023	$10,868	$10,799	$10,960
6/30/2023	$10,935	$10,856	$11,070
7/31/2023	$10,958	$10,916	$11,114
8/31/2023	$10,852	$10,780	$10,954
9/30/2023	$10,615	$10,445	$10,633
10/31/2023	$10,508	$10,383	$10,542
11/30/2023	$11,019	$11,013	$11,211
12/31/2023	$11,224	$11,225	$11,472
1/31/2024	$11,208	$11,160	$11,413
2/29/2024	$11,228	$11,186	$11,428
3/31/2024	$11,225	$11,167	$11,428
4/30/2024	$11,123	$11,035	$11,286
5/31/2024	$11,110	$10,969	$11,253
6/30/2024	$11,254	$11,147	$11,425
7/31/2024	$11,331	$11,264	$11,530
8/31/2024	$11,397	$11,351	$11,621
9/30/2024	$11,498	$11,458	$11,735
10/31/2024	$11,385	$11,287	$11,564
11/30/2024	$11,540	$11,463	$11,764
12/31/2024	$11,433	$11,306	$11,593
1/31/2025	$11,450	$11,370	$11,651
2/28/2025	$11,549	$11,489	$11,766
3/31/2025	$11,408	$11,306	$11,567
4/30/2025	$11,335	$11,223	$11,474
5/31/2025	$11,319	$11,257	$11,481
6/30/2025	$11,385	$11,316	$11,553
7/31/2025	$11,347	$11,317	$11,529
8/31/2025	$11,449	$11,413	$11,630
9/30/2025	$11,702	$11,646	$11,899
10/31/2025	$11,816	$11,768	$12,046
11/30/2025	$11,859	$11,802	$12,074
12/31/2025	$11,893	$11,829	$12,085
1/31/2026	$11,947	$11,950	$12,198
2/28/2026	$12,086	$12,070	$12,350
3/31/2026	$11,894	$11,798	$12,063
4/30/2026	$12,010	$11,928	$12,202
5/31/2026	$12,066	$11,955	$12,247
6/30/2026	$12,147	$12,045	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	6.69	1.22	1.96
Bloomberg Minnesota Municipal Bond Index	6.44	0.94	1.88
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 198,956,779
Holdings Count | Holding		221
Advisory Fees Paid, Amount		$ 618,979
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$198,956,779
# of portfolio holdings	221
Portfolio turnover rate	15%
Total advisory fees paid	$618,979

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	19.2
AA/Aa	34.8
A/A	24.7
BBB/Baa	12.2
BB/Ba	3.6
B/B	0.8
Not Rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	19.1
1-3 years	14.2
3-5 years	12.2
5-10 years	45.7
10-20 years	5.3
20-30 years	3.5

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.3
Minnesota Municipal Gas Agency Series A, 5.00%, 9‑1‑2035	2.1
City of Rochester Mayo Clinic Series A, 5.00%, 11‑15‑2046	1.9
State of Minnesota Series B, 5.00%, 8‑1‑2036	1.7
City of Rochester Mayo Clinic Series B, 5.00%, 11‑15‑2055	1.7
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.6
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.5
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.5
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.5
County of Hennepin Series A, 5.00%, 12‑1‑2041	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000020296
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WMFDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$10,005	$10,006
8/31/2016	$10,028	$10,020
9/30/2016	$10,005	$9,970
10/31/2016	$9,936	$9,865
11/30/2016	$9,557	$9,497
12/31/2016	$9,641	$9,609
1/31/2017	$9,661	$9,672
2/28/2017	$9,728	$9,739
3/31/2017	$9,777	$9,760
4/30/2017	$9,854	$9,831
5/31/2017	$9,998	$9,987
6/30/2017	$9,968	$9,951
7/31/2017	$10,044	$10,032
8/31/2017	$10,149	$10,108
9/30/2017	$10,146	$10,057
10/31/2017	$10,172	$10,081
11/30/2017	$10,139	$10,027
12/31/2017	$10,230	$10,132
1/31/2018	$10,139	$10,013
2/28/2018	$10,118	$9,983
3/31/2018	$10,166	$10,020
4/30/2018	$10,155	$9,984
5/31/2018	$10,263	$10,098
6/30/2018	$10,280	$10,107
7/31/2018	$10,307	$10,131
8/31/2018	$10,325	$10,157
9/30/2018	$10,271	$10,092
10/31/2018	$10,206	$10,030
11/30/2018	$10,304	$10,141
12/31/2018	$10,423	$10,262
1/31/2019	$10,501	$10,340
2/28/2019	$10,559	$10,395
3/31/2019	$10,720	$10,559
4/30/2019	$10,767	$10,599
5/31/2019	$10,915	$10,745
6/30/2019	$10,949	$10,785
7/31/2019	$11,036	$10,872
8/31/2019	$11,216	$11,043
9/30/2019	$11,136	$10,955
10/31/2019	$11,139	$10,974
11/30/2019	$11,163	$11,002
12/31/2019	$11,187	$11,035
1/31/2020	$11,389	$11,234
2/29/2020	$11,550	$11,378
3/31/2020	$11,003	$10,966
4/30/2020	$10,825	$10,828
5/31/2020	$11,124	$11,173
6/30/2020	$11,254	$11,264
7/31/2020	$11,436	$11,454
8/31/2020	$11,405	$11,400
9/30/2020	$11,407	$11,403
10/31/2020	$11,388	$11,369
11/30/2020	$11,562	$11,540
12/31/2020	$11,649	$11,610
1/31/2021	$11,726	$11,684
2/28/2021	$11,533	$11,499
3/31/2021	$11,609	$11,570
4/30/2021	$11,718	$11,667
5/31/2021	$11,784	$11,702
6/30/2021	$11,828	$11,734
7/31/2021	$11,916	$11,831
8/31/2021	$11,873	$11,788
9/30/2021	$11,775	$11,703
10/31/2021	$11,764	$11,668
11/30/2021	$11,864	$11,768
12/31/2021	$11,875	$11,787
1/31/2022	$11,576	$11,464
2/28/2022	$11,510	$11,423
3/31/2022	$11,177	$11,053
4/30/2022	$10,887	$10,747
5/31/2022	$11,021	$10,907
6/30/2022	$10,832	$10,728
7/31/2022	$11,090	$11,011
8/31/2022	$10,857	$10,770
9/30/2022	$10,523	$10,357
10/31/2022	$10,413	$10,271
11/30/2022	$10,856	$10,751
12/31/2022	$10,870	$10,782
1/31/2023	$11,145	$11,091
2/28/2023	$10,946	$10,841
3/31/2023	$11,132	$11,081
4/30/2023	$11,137	$11,056
5/31/2023	$11,073	$10,960
6/30/2023	$11,170	$11,070
7/31/2023	$11,186	$11,114
8/31/2023	$11,065	$10,954
9/30/2023	$10,793	$10,633
10/31/2023	$10,649	$10,542
11/30/2023	$11,248	$11,211
12/31/2023	$11,487	$11,472
1/31/2024	$11,481	$11,413
2/29/2024	$11,500	$11,428
3/31/2024	$11,506	$11,428
4/30/2024	$11,408	$11,286
5/31/2024	$11,414	$11,253
6/30/2024	$11,563	$11,425
7/31/2024	$11,653	$11,530
8/31/2024	$11,720	$11,621
9/30/2024	$11,835	$11,735
10/31/2024	$11,699	$11,564
11/30/2024	$11,862	$11,764
12/31/2024	$11,737	$11,593
1/31/2025	$11,745	$11,651
2/28/2025	$11,849	$11,766
3/31/2025	$11,675	$11,567
4/30/2025	$11,610	$11,474
5/31/2025	$11,556	$11,481
6/30/2025	$11,625	$11,553
7/31/2025	$11,595	$11,529
8/31/2025	$11,675	$11,630
9/30/2025	$11,929	$11,899
10/31/2025	$12,048	$12,046
11/30/2025	$12,068	$12,074
12/31/2025	$12,089	$12,085
1/31/2026	$12,159	$12,198
2/28/2026	$12,304	$12,350
3/31/2026	$12,099	$12,063
4/30/2026	$12,220	$12,202
5/31/2026	$12,266	$12,247
6/30/2026	$12,350	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	6.23	0.87	2.13
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 9,788,643,686
Holdings Count | Holding		1,852
Advisory Fees Paid, Amount		$ 27,698,464
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

Material Fund Change [Text Block]
C000020293
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class A
Trading Symbol		WMFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$74	0.72%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Municipal Bond Index
6/30/2016	$9,554	$10,000
7/31/2016	$9,548	$10,006
8/31/2016	$9,578	$10,020
9/30/2016	$9,555	$9,970
10/31/2016	$9,479	$9,865
11/30/2016	$9,115	$9,497
12/31/2016	$9,195	$9,609
1/31/2017	$9,221	$9,672
2/28/2017	$9,285	$9,739
3/31/2017	$9,330	$9,760
4/30/2017	$9,402	$9,831
5/31/2017	$9,539	$9,987
6/30/2017	$9,509	$9,951
7/31/2017	$9,580	$10,032
8/31/2017	$9,670	$10,108
9/30/2017	$9,675	$10,057
10/31/2017	$9,699	$10,081
11/30/2017	$9,666	$10,027
12/31/2017	$9,742	$10,132
1/31/2018	$9,663	$10,013
2/28/2018	$9,642	$9,983
3/31/2018	$9,687	$10,020
4/30/2018	$9,665	$9,984
5/31/2018	$9,776	$10,098
6/30/2018	$9,791	$10,107
7/31/2018	$9,816	$10,131
8/31/2018	$9,832	$10,157
9/30/2018	$9,770	$10,092
10/31/2018	$9,716	$10,030
11/30/2018	$9,809	$10,141
12/31/2018	$9,920	$10,262
1/31/2019	$9,983	$10,340
2/28/2019	$10,038	$10,395
3/31/2019	$10,199	$10,559
4/30/2019	$10,242	$10,599
5/31/2019	$10,382	$10,745
6/30/2019	$10,413	$10,785
7/31/2019	$10,484	$10,872
8/31/2019	$10,654	$11,043
9/30/2019	$10,587	$10,955
10/31/2019	$10,588	$10,974
11/30/2019	$10,610	$11,002
12/31/2019	$10,631	$11,035
1/31/2020	$10,822	$11,234
2/29/2020	$10,973	$11,378
3/31/2020	$10,443	$10,966
4/30/2020	$10,272	$10,828
5/31/2020	$10,565	$11,173
6/30/2020	$10,678	$11,264
7/31/2020	$10,859	$11,454
8/31/2020	$10,828	$11,400
9/30/2020	$10,829	$11,403
10/31/2020	$10,799	$11,369
11/30/2020	$10,963	$11,540
12/31/2020	$11,045	$11,610
1/31/2021	$11,116	$11,684
2/28/2021	$10,942	$11,499
3/31/2021	$11,003	$11,570
4/30/2021	$11,115	$11,667
5/31/2021	$11,166	$11,702
6/30/2021	$11,207	$11,734
7/31/2021	$11,299	$11,831
8/31/2021	$11,256	$11,788
9/30/2021	$11,162	$11,703
10/31/2021	$11,151	$11,668
11/30/2021	$11,244	$11,768
12/31/2021	$11,253	$11,787
1/31/2022	$10,968	$11,464
2/28/2022	$10,904	$11,423
3/31/2022	$10,587	$11,053
4/30/2022	$10,312	$10,747
5/31/2022	$10,437	$10,907
6/30/2022	$10,257	$10,728
7/31/2022	$10,490	$11,011
8/31/2022	$10,268	$10,770
9/30/2022	$9,961	$10,357
10/31/2022	$9,856	$10,271
11/30/2022	$10,273	$10,751
12/31/2022	$10,275	$10,782
1/31/2023	$10,545	$11,091
2/28/2023	$10,344	$10,841
3/31/2023	$10,519	$11,081
4/30/2023	$10,533	$11,056
5/31/2023	$10,471	$10,960
6/30/2023	$10,550	$11,070
7/31/2023	$10,575	$11,114
8/31/2023	$10,448	$10,954
9/30/2023	$10,201	$10,633
10/31/2023	$10,063	$10,542
11/30/2023	$10,618	$11,211
12/31/2023	$10,842	$11,472
1/31/2024	$10,847	$11,413
2/29/2024	$10,863	$11,428
3/31/2024	$10,867	$11,428
4/30/2024	$10,773	$11,286
5/31/2024	$10,778	$11,253
6/30/2024	$10,917	$11,425
7/31/2024	$10,990	$11,530
8/31/2024	$11,062	$11,621
9/30/2024	$11,170	$11,735
10/31/2024	$11,040	$11,564
11/30/2024	$11,193	$11,764
12/31/2024	$11,074	$11,593
1/31/2025	$11,080	$11,651
2/28/2025	$11,177	$11,766
3/31/2025	$11,012	$11,567
4/30/2025	$10,938	$11,474
5/31/2025	$10,898	$11,481
6/30/2025	$10,962	$11,553
7/31/2025	$10,920	$11,529
8/31/2025	$11,007	$11,630
9/30/2025	$11,246	$11,899
10/31/2025	$11,357	$12,046
11/30/2025	$11,375	$12,074
12/31/2025	$11,393	$12,085
1/31/2026	$11,458	$12,198
2/28/2026	$11,593	$12,350
3/31/2026	$11,399	$12,063
4/30/2026	$11,512	$12,202
5/31/2026	$11,553	$12,247
6/30/2026	$11,631	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.11	0.75	1.99
Class A with Load	1.31	(0.18)	1.52
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 9,788,643,686
Holdings Count | Holding		1,852
Advisory Fees Paid, Amount		$ 27,698,464
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

Material Fund Change [Text Block]
C000020295
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class C
Trading Symbol		WMFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$152	1.48%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$9,997	$10,006
8/31/2016	$10,013	$10,020
9/30/2016	$9,983	$9,970
10/31/2016	$9,906	$9,865
11/30/2016	$9,520	$9,497
12/31/2016	$9,597	$9,609
1/31/2017	$9,619	$9,672
2/28/2017	$9,679	$9,739
3/31/2017	$9,720	$9,760
4/30/2017	$9,790	$9,831
5/31/2017	$9,926	$9,987
6/30/2017	$9,879	$9,951
7/31/2017	$9,946	$10,032
8/31/2017	$10,043	$10,108
9/30/2017	$10,042	$10,057
10/31/2017	$10,051	$10,081
11/30/2017	$10,020	$10,027
12/31/2017	$10,092	$10,132
1/31/2018	$10,005	$10,013
2/28/2018	$9,967	$9,983
3/31/2018	$10,007	$10,020
4/30/2018	$9,988	$9,984
5/31/2018	$10,097	$10,098
6/30/2018	$10,106	$10,107
7/31/2018	$10,115	$10,131
8/31/2018	$10,125	$10,157
9/30/2018	$10,065	$10,092
10/31/2018	$10,003	$10,030
11/30/2018	$10,092	$10,141
12/31/2018	$10,200	$10,262
1/31/2019	$10,259	$10,340
2/28/2019	$10,309	$10,395
3/31/2019	$10,467	$10,559
4/30/2019	$10,506	$10,599
5/31/2019	$10,632	$10,745
6/30/2019	$10,668	$10,785
7/31/2019	$10,734	$10,872
8/31/2019	$10,901	$11,043
9/30/2019	$10,815	$10,955
10/31/2019	$10,810	$10,974
11/30/2019	$10,825	$11,002
12/31/2019	$10,850	$11,035
1/31/2020	$11,028	$11,234
2/29/2020	$11,176	$11,378
3/31/2020	$10,638	$10,966
4/30/2020	$10,458	$10,828
5/31/2020	$10,749	$11,173
6/30/2020	$10,857	$11,264
7/31/2020	$11,024	$11,454
8/31/2020	$10,996	$11,400
9/30/2020	$10,980	$11,403
10/31/2020	$10,952	$11,369
11/30/2020	$11,111	$11,540
12/31/2020	$11,187	$11,610
1/31/2021	$11,252	$11,684
2/28/2021	$11,059	$11,499
3/31/2021	$11,124	$11,570
4/30/2021	$11,231	$11,667
5/31/2021	$11,275	$11,702
6/30/2021	$11,309	$11,734
7/31/2021	$11,384	$11,831
8/31/2021	$11,334	$11,788
9/30/2021	$11,242	$11,703
10/31/2021	$11,213	$11,668
11/30/2021	$11,300	$11,768
12/31/2021	$11,312	$11,787
1/31/2022	$11,018	$11,464
2/28/2022	$10,938	$11,423
3/31/2022	$10,623	$11,053
4/30/2022	$10,340	$10,747
5/31/2022	$10,449	$10,907
6/30/2022	$10,273	$10,728
7/31/2022	$10,499	$11,011
8/31/2022	$10,270	$10,770
9/30/2022	$9,956	$10,357
10/31/2022	$9,845	$10,271
11/30/2022	$10,256	$10,751
12/31/2022	$10,251	$10,782
1/31/2023	$10,503	$11,091
2/28/2023	$10,308	$10,841
3/31/2023	$10,475	$11,081
4/30/2023	$10,471	$11,056
5/31/2023	$10,403	$10,960
6/30/2023	$10,487	$11,070
7/31/2023	$10,505	$11,114
8/31/2023	$10,372	$10,954
9/30/2023	$10,110	$10,633
10/31/2023	$9,967	$10,542
11/30/2023	$10,521	$11,211
12/31/2023	$10,736	$11,472
1/31/2024	$10,734	$11,413
2/29/2024	$10,733	$11,428
3/31/2024	$10,731	$11,428
4/30/2024	$10,641	$11,286
5/31/2024	$10,628	$11,253
6/30/2024	$10,760	$11,425
7/31/2024	$10,831	$11,530
8/31/2024	$10,903	$11,621
9/30/2024	$11,008	$11,735
10/31/2024	$10,881	$11,564
11/30/2024	$11,031	$11,764
12/31/2024	$10,914	$11,593
1/31/2025	$10,920	$11,651
2/28/2025	$11,016	$11,766
3/31/2025	$10,853	$11,567
4/30/2025	$10,780	$11,474
5/31/2025	$10,741	$11,481
6/30/2025	$10,803	$11,553
7/31/2025	$10,763	$11,529
8/31/2025	$10,849	$11,630
9/30/2025	$11,084	$11,899
10/31/2025	$11,193	$12,046
11/30/2025	$11,211	$12,074
12/31/2025	$11,229	$12,085
1/31/2026	$11,292	$12,198
2/28/2026	$11,426	$12,350
3/31/2026	$11,234	$12,063
4/30/2026	$11,346	$12,202
5/31/2026	$11,387	$12,247
6/30/2026	$11,463	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.30	(0.01)	1.38
Class C with Load	4.30	(0.01)	1.38
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 9,788,643,686
Holdings Count | Holding		1,852
Advisory Fees Paid, Amount		$ 27,698,464
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

Material Fund Change [Text Block]
C000205244
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class R6
Trading Symbol		WMBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$9,996	$10,006
8/31/2016	$10,030	$10,020
9/30/2016	$10,009	$9,970
10/31/2016	$9,931	$9,865
11/30/2016	$9,553	$9,497
12/31/2016	$9,638	$9,609
1/31/2017	$9,669	$9,672
2/28/2017	$9,737	$9,739
3/31/2017	$9,787	$9,760
4/30/2017	$9,865	$9,831
5/31/2017	$10,011	$9,987
6/30/2017	$9,972	$9,951
7/31/2017	$10,059	$10,032
8/31/2017	$10,156	$10,108
9/30/2017	$10,164	$10,057
10/31/2017	$10,191	$10,081
11/30/2017	$10,159	$10,027
12/31/2017	$10,241	$10,132
1/31/2018	$10,161	$10,013
2/28/2018	$10,141	$9,983
3/31/2018	$10,191	$10,020
4/30/2018	$10,170	$9,984
5/31/2018	$10,290	$10,098
6/30/2018	$10,308	$10,107
7/31/2018	$10,336	$10,131
8/31/2018	$10,356	$10,157
9/30/2018	$10,304	$10,092
10/31/2018	$10,241	$10,030
11/30/2018	$10,341	$10,141
12/31/2018	$10,461	$10,262
1/31/2019	$10,531	$10,340
2/28/2019	$10,601	$10,395
3/31/2019	$10,764	$10,559
4/30/2019	$10,813	$10,599
5/31/2019	$10,964	$10,745
6/30/2019	$11,001	$10,785
7/31/2019	$11,079	$10,872
8/31/2019	$11,262	$11,043
9/30/2019	$11,194	$10,955
10/31/2019	$11,199	$10,974
11/30/2019	$11,225	$11,002
12/31/2019	$11,251	$11,035
1/31/2020	$11,457	$11,234
2/29/2020	$11,620	$11,378
3/31/2020	$11,072	$10,966
4/30/2020	$10,884	$10,828
5/31/2020	$11,198	$11,173
6/30/2020	$11,331	$11,264
7/31/2020	$11,516	$11,454
8/31/2020	$11,487	$11,400
9/30/2020	$11,491	$11,403
10/31/2020	$11,463	$11,369
11/30/2020	$11,651	$11,540
12/31/2020	$11,730	$11,610
1/31/2021	$11,809	$11,684
2/28/2021	$11,628	$11,499
3/31/2021	$11,696	$11,570
4/30/2021	$11,819	$11,667
5/31/2021	$11,877	$11,702
6/30/2021	$11,923	$11,734
7/31/2021	$12,025	$11,831
8/31/2021	$11,983	$11,788
9/30/2021	$11,887	$11,703
10/31/2021	$11,878	$11,668
11/30/2021	$11,981	$11,768
12/31/2021	$11,994	$11,787
1/31/2022	$11,694	$11,464
2/28/2022	$11,629	$11,423
3/31/2022	$11,295	$11,053
4/30/2022	$11,004	$10,747
5/31/2022	$11,141	$10,907
6/30/2022	$10,953	$10,728
7/31/2022	$11,204	$11,011
8/31/2022	$10,982	$10,770
9/30/2022	$10,645	$10,357
10/31/2022	$10,536	$10,271
11/30/2022	$10,986	$10,751
12/31/2022	$10,992	$10,782
1/31/2023	$11,283	$11,091
2/28/2023	$11,083	$10,841
3/31/2023	$11,262	$11,081
4/30/2023	$11,281	$11,056
5/31/2023	$11,218	$10,960
6/30/2023	$11,306	$11,070
7/31/2023	$11,337	$11,114
8/31/2023	$11,216	$10,954
9/30/2023	$10,943	$10,633
10/31/2023	$10,798	$10,542
11/30/2023	$11,408	$11,211
12/31/2023	$11,641	$11,472
1/31/2024	$11,649	$11,413
2/29/2024	$11,670	$11,428
3/31/2024	$11,678	$11,428
4/30/2024	$11,580	$11,286
5/31/2024	$11,589	$11,253
6/30/2024	$11,743	$11,425
7/31/2024	$11,824	$11,530
8/31/2024	$11,906	$11,621
9/30/2024	$12,026	$11,735
10/31/2024	$11,890	$11,564
11/30/2024	$12,058	$11,764
12/31/2024	$11,933	$11,593
1/31/2025	$11,943	$11,651
2/28/2025	$12,051	$11,766
3/31/2025	$11,876	$11,567
4/30/2025	$11,800	$11,474
5/31/2025	$11,760	$11,481
6/30/2025	$11,832	$11,553
7/31/2025	$11,791	$11,529
8/31/2025	$11,888	$11,630
9/30/2025	$12,149	$11,899
10/31/2025	$12,272	$12,046
11/30/2025	$12,295	$12,074
12/31/2025	$12,319	$12,085
1/31/2026	$12,392	$12,198
2/28/2026	$12,542	$12,350
3/31/2026	$12,336	$12,063
4/30/2026	$12,462	$12,202
5/31/2026	$12,510	$12,247
6/30/2026	$12,599	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	6.48	1.11	2.34
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 9,788,643,686
Holdings Count | Holding		1,852
Advisory Fees Paid, Amount		$ 27,698,464
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

Material Fund Change [Text Block]
C000064978
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WMBIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$9,996	$10,006
8/31/2016	$10,030	$10,020
9/30/2016	$10,009	$9,970
10/31/2016	$9,931	$9,865
11/30/2016	$9,553	$9,497
12/31/2016	$9,638	$9,609
1/31/2017	$9,669	$9,672
2/28/2017	$9,737	$9,739
3/31/2017	$9,787	$9,760
4/30/2017	$9,865	$9,831
5/31/2017	$10,011	$9,987
6/30/2017	$9,972	$9,951
7/31/2017	$10,059	$10,032
8/31/2017	$10,156	$10,108
9/30/2017	$10,164	$10,057
10/31/2017	$10,191	$10,081
11/30/2017	$10,159	$10,027
12/31/2017	$10,241	$10,132
1/31/2018	$10,161	$10,013
2/28/2018	$10,141	$9,983
3/31/2018	$10,191	$10,020
4/30/2018	$10,170	$9,984
5/31/2018	$10,290	$10,098
6/30/2018	$10,308	$10,107
7/31/2018	$10,336	$10,131
8/31/2018	$10,345	$10,157
9/30/2018	$10,293	$10,092
10/31/2018	$10,239	$10,030
11/30/2018	$10,339	$10,141
12/31/2018	$10,459	$10,262
1/31/2019	$10,528	$10,340
2/28/2019	$10,588	$10,395
3/31/2019	$10,760	$10,559
4/30/2019	$10,809	$10,599
5/31/2019	$10,949	$10,745
6/30/2019	$10,995	$10,785
7/31/2019	$11,073	$10,872
8/31/2019	$11,256	$11,043
9/30/2019	$11,177	$10,955
10/31/2019	$11,192	$10,974
11/30/2019	$11,217	$11,002
12/31/2019	$11,243	$11,035
1/31/2020	$11,448	$11,234
2/29/2020	$11,611	$11,378
3/31/2020	$11,052	$10,966
4/30/2020	$10,874	$10,828
5/31/2020	$11,187	$11,173
6/30/2020	$11,309	$11,264
7/31/2020	$11,504	$11,454
8/31/2020	$11,475	$11,400
9/30/2020	$11,479	$11,403
10/31/2020	$11,450	$11,369
11/30/2020	$11,626	$11,540
12/31/2020	$11,716	$11,610
1/31/2021	$11,794	$11,684
2/28/2021	$11,613	$11,499
3/31/2021	$11,680	$11,570
4/30/2021	$11,803	$11,667
5/31/2021	$11,860	$11,702
6/30/2021	$11,906	$11,734
7/31/2021	$12,007	$11,831
8/31/2021	$11,965	$11,788
9/30/2021	$11,868	$11,703
10/31/2021	$11,859	$11,668
11/30/2021	$11,961	$11,768
12/31/2021	$11,973	$11,787
1/31/2022	$11,673	$11,464
2/28/2022	$11,608	$11,423
3/31/2022	$11,274	$11,053
4/30/2022	$10,984	$10,747
5/31/2022	$11,109	$10,907
6/30/2022	$10,931	$10,728
7/31/2022	$11,182	$11,011
8/31/2022	$10,948	$10,770
9/30/2022	$10,623	$10,357
10/31/2022	$10,514	$10,271
11/30/2022	$10,962	$10,751
12/31/2022	$10,967	$10,782
1/31/2023	$11,258	$11,091
2/28/2023	$11,046	$10,841
3/31/2023	$11,236	$11,081
4/30/2023	$11,254	$11,056
5/31/2023	$11,191	$10,960
6/30/2023	$11,278	$11,070
7/31/2023	$11,308	$11,114
8/31/2023	$11,175	$10,954
9/30/2023	$10,903	$10,633
10/31/2023	$10,758	$10,542
11/30/2023	$11,366	$11,211
12/31/2023	$11,609	$11,472
1/31/2024	$11,617	$11,413
2/29/2024	$11,625	$11,428
3/31/2024	$11,645	$11,428
4/30/2024	$11,547	$11,286
5/31/2024	$11,543	$11,253
6/30/2024	$11,696	$11,425
7/31/2024	$11,789	$11,530
8/31/2024	$11,870	$11,621
9/30/2024	$11,988	$11,735
10/31/2024	$11,840	$11,564
11/30/2024	$12,020	$11,764
12/31/2024	$11,895	$11,593
1/31/2025	$11,904	$11,651
2/28/2025	$12,012	$11,766
3/31/2025	$11,837	$11,567
4/30/2025	$11,761	$11,474
5/31/2025	$11,720	$11,481
6/30/2025	$11,791	$11,553
7/31/2025	$11,750	$11,529
8/31/2025	$11,846	$11,630
9/30/2025	$12,105	$11,899
10/31/2025	$12,228	$12,046
11/30/2025	$12,250	$12,074
12/31/2025	$12,260	$12,085
1/31/2026	$12,346	$12,198
2/28/2026	$12,495	$12,350
3/31/2026	$12,289	$12,063
4/30/2026	$12,413	$12,202
5/31/2026	$12,461	$12,247
6/30/2026	$12,549	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	6.43	1.06	2.30
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 9,788,643,686
Holdings Count | Holding		1,852
Advisory Fees Paid, Amount		$ 27,698,464
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

Material Fund Change [Text Block]
C000089441
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Class A
Trading Symbol		EKVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration and credit positioning, particularly BBB- and BB-rated names, as well as allocation to the industrial development revenue/pollution control revenue (IDR/PCR) and general obligation sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,551	$10,000	$10,000
7/31/2016	$9,551	$10,004	$10,006
8/31/2016	$9,566	$10,015	$10,020
9/30/2016	$9,518	$9,957	$9,970
10/31/2016	$9,422	$9,854	$9,865
11/30/2016	$9,071	$9,475	$9,497
12/31/2016	$9,174	$9,596	$9,609
1/31/2017	$9,197	$9,655	$9,672
2/28/2017	$9,253	$9,720	$9,739
3/31/2017	$9,285	$9,756	$9,760
4/30/2017	$9,350	$9,830	$9,831
5/31/2017	$9,479	$9,990	$9,987
6/30/2017	$9,472	$9,979	$9,951
7/31/2017	$9,521	$10,045	$10,032
8/31/2017	$9,595	$10,127	$10,108
9/30/2017	$9,563	$10,060	$10,057
10/31/2017	$9,580	$10,094	$10,081
11/30/2017	$9,548	$10,063	$10,027
12/31/2017	$9,631	$10,174	$10,132
1/31/2018	$9,550	$10,044	$10,013
2/28/2018	$9,527	$10,005	$9,983
3/31/2018	$9,553	$10,050	$10,020
4/30/2018	$9,522	$10,016	$9,984
5/31/2018	$9,616	$10,134	$10,098
6/30/2018	$9,626	$10,146	$10,107
7/31/2018	$9,643	$10,168	$10,131
8/31/2018	$9,653	$10,204	$10,157
9/30/2018	$9,612	$10,141	$10,092
10/31/2018	$9,571	$10,070	$10,030
11/30/2018	$9,649	$10,181	$10,141
12/31/2018	$9,752	$10,322	$10,262
1/31/2019	$9,822	$10,405	$10,340
2/28/2019	$9,867	$10,467	$10,395
3/31/2019	$9,996	$10,651	$10,559
4/30/2019	$10,022	$10,700	$10,599
5/31/2019	$10,160	$10,853	$10,745
6/30/2019	$10,203	$10,897	$10,785
7/31/2019	$10,281	$10,987	$10,872
8/31/2019	$10,428	$11,179	$11,043
9/30/2019	$10,358	$11,087	$10,955
10/31/2019	$10,358	$11,111	$10,974
11/30/2019	$10,366	$11,131	$11,002
12/31/2019	$10,391	$11,173	$11,035
1/31/2020	$10,548	$11,382	$11,234
2/29/2020	$10,678	$11,543	$11,378
3/31/2020	$10,306	$11,144	$10,966
4/30/2020	$10,161	$10,958	$10,828
5/31/2020	$10,388	$11,312	$11,173
6/30/2020	$10,474	$11,407	$11,264
7/31/2020	$10,596	$11,599	$11,454
8/31/2020	$10,576	$11,558	$11,400
9/30/2020	$10,591	$11,594	$11,403
10/31/2020	$10,579	$11,557	$11,369
11/30/2020	$10,701	$11,720	$11,540
12/31/2020	$10,769	$11,780	$11,610
1/31/2021	$10,846	$11,894	$11,684
2/28/2021	$10,734	$11,695	$11,499
3/31/2021	$10,773	$11,770	$11,570
4/30/2021	$10,868	$11,869	$11,667
5/31/2021	$10,916	$11,910	$11,702
6/30/2021	$10,948	$11,954	$11,734
7/31/2021	$11,032	$12,060	$11,831
8/31/2021	$10,998	$12,012	$11,788
9/30/2021	$10,909	$11,927	$11,703
10/31/2021	$10,902	$11,885	$11,668
11/30/2021	$10,988	$11,985	$11,768
12/31/2021	$11,000	$11,998	$11,787
1/31/2022	$10,743	$11,678	$11,464
2/28/2022	$10,682	$11,637	$11,423
3/31/2022	$10,407	$11,257	$11,053
4/30/2022	$10,113	$10,941	$10,747
5/31/2022	$10,191	$11,065	$10,907
6/30/2022	$10,036	$10,880	$10,728
7/31/2022	$10,237	$11,172	$11,011
8/31/2022	$10,044	$10,936	$10,770
9/30/2022	$9,719	$10,497	$10,357
10/31/2022	$9,639	$10,400	$10,271
11/30/2022	$9,994	$10,884	$10,751
12/31/2022	$10,009	$10,912	$10,782
1/31/2023	$10,261	$11,242	$11,091
2/28/2023	$10,058	$10,997	$10,841
3/31/2023	$10,216	$11,235	$11,081
4/30/2023	$10,222	$11,213	$11,056
5/31/2023	$10,151	$11,105	$10,960
6/30/2023	$10,234	$11,234	$11,070
7/31/2023	$10,250	$11,299	$11,114
8/31/2023	$10,130	$11,107	$10,954
9/30/2023	$9,884	$10,796	$10,633
10/31/2023	$9,745	$10,694	$10,542
11/30/2023	$10,317	$11,357	$11,211
12/31/2023	$10,539	$11,638	$11,472
1/31/2024	$10,545	$11,592	$11,413
2/29/2024	$10,552	$11,619	$11,428
3/31/2024	$10,578	$11,631	$11,428
4/30/2024	$10,467	$11,490	$11,286
5/31/2024	$10,484	$11,454	$11,253
6/30/2024	$10,650	$11,631	$11,425
7/31/2024	$10,727	$11,717	$11,530
8/31/2024	$10,793	$11,805	$11,621
9/30/2024	$10,910	$11,925	$11,735
10/31/2024	$10,787	$11,767	$11,564
11/30/2024	$10,945	$11,963	$11,764
12/31/2024	$10,822	$11,790	$11,593
1/31/2025	$10,840	$11,874	$11,651
2/28/2025	$10,940	$11,971	$11,766
3/31/2025	$10,775	$11,797	$11,567
4/30/2025	$10,713	$11,681	$11,474
5/31/2025	$10,669	$11,693	$11,481
6/30/2025	$10,719	$11,760	$11,553
7/31/2025	$10,656	$11,732	$11,529
8/31/2025	$10,747	$11,822	$11,630
9/30/2025	$11,003	$12,094	$11,899
10/31/2025	$11,126	$12,253	$12,046
11/30/2025	$11,156	$12,284	$12,074
12/31/2025	$11,165	$12,301	$12,085
1/31/2026	$11,225	$12,400	$12,198
2/28/2026	$11,360	$12,556	$12,350
3/31/2026	$11,180	$12,284	$12,063
4/30/2026	$11,295	$12,442	$12,202
5/31/2026	$11,345	$12,481	$12,247
6/30/2026	$11,428	$12,602	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.62	0.86	1.81
Class A with Load	1.84	(0.05)	1.34
Bloomberg Pennsylvania Municipal Bond Index	7.16	1.06	2.34
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 101,712,458
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 237,932
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$101,712,458
# of portfolio holdings	130
Portfolio turnover rate	27%
Total advisory fees paid	$237,932

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	43.4
A/A	35.5
BBB/Baa	15.7
BB/Ba	4.6
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	21.7
1-3 years	10.6
3-5 years	15.6
5-10 years	32.3
10-20 years	14.2
20-30 years	5.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.1
City of Pittsburgh, 4.25%, 9‑1‑2044	2.0
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1, 3.05%, 11‑1‑2061	2.0
Delaware Valley Regional Finance Authority Series B, 2.90%, 9‑1‑2059	2.0
Northampton County General Purpose Authority Lehigh University Series B, 2.67%, 11‑15‑2039	1.8
Commonwealth of Pennsylvania Series 1st, 5.00%, 8‑1‑2033	1.7
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Pennsylvania Turnpike Commission Series 2nd, 5.00%, 6‑1‑2043	1.6
Derry Area School District, 5.00%, 10‑1‑2045	1.6
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000089444
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		EKVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.49%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration and credit positioning, particularly BBB- and BB-rated names, as well as allocation to the industrial development revenue/pollution control revenue (IDR/PCR) and general obligation sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,002	$10,004	$10,006
8/31/2016	$10,020	$10,015	$10,020
9/30/2016	$9,972	$9,957	$9,970
10/31/2016	$9,873	$9,854	$9,865
11/30/2016	$9,507	$9,475	$9,497
12/31/2016	$9,617	$9,596	$9,609
1/31/2017	$9,643	$9,655	$9,672
2/28/2017	$9,704	$9,720	$9,739
3/31/2017	$9,740	$9,756	$9,760
4/30/2017	$9,810	$9,830	$9,831
5/31/2017	$9,948	$9,990	$9,987
6/30/2017	$9,942	$9,979	$9,951
7/31/2017	$9,995	$10,045	$10,032
8/31/2017	$10,075	$10,127	$10,108
9/30/2017	$10,043	$10,060	$10,057
10/31/2017	$10,063	$10,094	$10,081
11/30/2017	$10,032	$10,063	$10,027
12/31/2017	$10,122	$10,174	$10,132
1/31/2018	$10,038	$10,044	$10,013
2/28/2018	$10,016	$10,005	$9,983
3/31/2018	$10,046	$10,050	$10,020
4/30/2018	$10,015	$10,016	$9,984
5/31/2018	$10,116	$10,134	$10,098
6/30/2018	$10,128	$10,146	$10,107
7/31/2018	$10,149	$10,168	$10,131
8/31/2018	$10,161	$10,204	$10,157
9/30/2018	$10,121	$10,141	$10,092
10/31/2018	$10,080	$10,070	$10,030
11/30/2018	$10,164	$10,181	$10,141
12/31/2018	$10,275	$10,322	$10,262
1/31/2019	$10,350	$10,405	$10,340
2/28/2019	$10,399	$10,467	$10,395
3/31/2019	$10,537	$10,651	$10,559
4/30/2019	$10,567	$10,700	$10,599
5/31/2019	$10,715	$10,853	$10,745
6/30/2019	$10,763	$10,897	$10,785
7/31/2019	$10,847	$10,987	$10,872
8/31/2019	$11,005	$11,179	$11,043
9/30/2019	$10,933	$11,087	$10,955
10/31/2019	$10,935	$11,111	$10,974
11/30/2019	$10,946	$11,131	$11,002
12/31/2019	$10,975	$11,173	$11,035
1/31/2020	$11,152	$11,382	$11,234
2/29/2020	$11,283	$11,543	$11,378
3/31/2020	$10,891	$11,144	$10,966
4/30/2020	$10,740	$10,958	$10,828
5/31/2020	$10,983	$11,312	$11,173
6/30/2020	$11,076	$11,407	$11,264
7/31/2020	$11,207	$11,599	$11,454
8/31/2020	$11,188	$11,558	$11,400
9/30/2020	$11,207	$11,594	$11,403
10/31/2020	$11,196	$11,557	$11,369
11/30/2020	$11,328	$11,720	$11,540
12/31/2020	$11,402	$11,780	$11,610
1/31/2021	$11,486	$11,894	$11,684
2/28/2021	$11,369	$11,695	$11,499
3/31/2021	$11,413	$11,770	$11,570
4/30/2021	$11,516	$11,869	$11,667
5/31/2021	$11,570	$11,910	$11,702
6/30/2021	$11,605	$11,954	$11,734
7/31/2021	$11,698	$12,060	$11,831
8/31/2021	$11,664	$12,012	$11,788
9/30/2021	$11,572	$11,927	$11,703
10/31/2021	$11,567	$11,885	$11,668
11/30/2021	$11,660	$11,985	$11,768
12/31/2021	$11,675	$11,998	$11,787
1/31/2022	$11,405	$11,678	$11,464
2/28/2022	$11,343	$11,637	$11,423
3/31/2022	$11,052	$11,257	$11,053
4/30/2022	$10,743	$10,941	$10,747
5/31/2022	$10,828	$11,065	$10,907
6/30/2022	$10,666	$10,880	$10,728
7/31/2022	$10,881	$11,172	$11,011
8/31/2022	$10,678	$10,936	$10,770
9/30/2022	$10,335	$10,497	$10,357
10/31/2022	$10,252	$10,400	$10,271
11/30/2022	$10,632	$10,884	$10,751
12/31/2022	$10,650	$10,912	$10,782
1/31/2023	$10,920	$11,242	$11,091
2/28/2023	$10,706	$10,997	$10,841
3/31/2023	$10,877	$11,235	$11,081
4/30/2023	$10,886	$11,213	$11,056
5/31/2023	$10,812	$11,105	$10,960
6/30/2023	$10,903	$11,234	$11,070
7/31/2023	$10,922	$11,299	$11,114
8/31/2023	$10,797	$11,107	$10,954
9/30/2023	$10,537	$10,796	$10,633
10/31/2023	$10,391	$10,694	$10,542
11/30/2023	$11,003	$11,357	$11,211
12/31/2023	$11,242	$11,638	$11,472
1/31/2024	$11,261	$11,592	$11,413
2/29/2024	$11,261	$11,619	$11,428
3/31/2024	$11,291	$11,631	$11,428
4/30/2024	$11,175	$11,490	$11,286
5/31/2024	$11,195	$11,454	$11,253
6/30/2024	$11,375	$11,631	$11,425
7/31/2024	$11,459	$11,717	$11,530
8/31/2024	$11,532	$11,805	$11,621
9/30/2024	$11,660	$11,925	$11,735
10/31/2024	$11,531	$11,767	$11,564
11/30/2024	$11,702	$11,963	$11,764
12/31/2024	$11,572	$11,790	$11,593
1/31/2025	$11,594	$11,874	$11,651
2/28/2025	$11,703	$11,971	$11,766
3/31/2025	$11,529	$11,797	$11,567
4/30/2025	$11,464	$11,681	$11,474
5/31/2025	$11,420	$11,693	$11,481
6/30/2025	$11,475	$11,760	$11,553
7/31/2025	$11,410	$11,732	$11,529
8/31/2025	$11,510	$11,822	$11,630
9/30/2025	$11,787	$12,094	$11,899
10/31/2025	$11,920	$12,253	$12,046
11/30/2025	$11,955	$12,284	$12,074
12/31/2025	$11,967	$12,301	$12,085
1/31/2026	$12,035	$12,400	$12,198
2/28/2026	$12,182	$12,556	$12,350
3/31/2026	$11,991	$12,284	$12,063
4/30/2026	$12,117	$12,442	$12,202
5/31/2026	$12,173	$12,481	$12,247
6/30/2026	$12,265	$12,602	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	6.88	1.11	2.06
Bloomberg Pennsylvania Municipal Bond Index	7.16	1.06	2.34
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 101,712,458
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 237,932
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$101,712,458
# of portfolio holdings	130
Portfolio turnover rate	27%
Total advisory fees paid	$237,932

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	43.4
A/A	35.5
BBB/Baa	15.7
BB/Ba	4.6
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	21.7
1-3 years	10.6
3-5 years	15.6
5-10 years	32.3
10-20 years	14.2
20-30 years	5.6

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.1
City of Pittsburgh, 4.25%, 9‑1‑2044	2.0
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1, 3.05%, 11‑1‑2061	2.0
Delaware Valley Regional Finance Authority Series B, 2.90%, 9‑1‑2059	2.0
Northampton County General Purpose Authority Lehigh University Series B, 2.67%, 11‑15‑2039	1.8
Commonwealth of Pennsylvania Series 1st, 5.00%, 8‑1‑2033	1.7
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Pennsylvania Turnpike Commission Series 2nd, 5.00%, 6‑1‑2043	1.6
Derry Area School District, 5.00%, 10‑1‑2045	1.6
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000064979
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class A
Trading Symbol		WSMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$63	0.62%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,800	$10,000	$10,000
7/31/2016	$9,819	$10,023	$10,006
8/31/2016	$9,828	$10,009	$10,020
9/30/2016	$9,808	$9,978	$9,970
10/31/2016	$9,808	$9,976	$9,865
11/30/2016	$9,699	$9,890	$9,497
12/31/2016	$9,699	$9,914	$9,609
1/31/2017	$9,729	$9,968	$9,672
2/28/2017	$9,750	$10,013	$9,739
3/31/2017	$9,761	$10,011	$9,760
4/30/2017	$9,792	$10,034	$9,831
5/31/2017	$9,812	$10,071	$9,987
6/30/2017	$9,813	$10,051	$9,951
7/31/2017	$9,844	$10,085	$10,032
8/31/2017	$9,874	$10,118	$10,108
9/30/2017	$9,874	$10,095	$10,057
10/31/2017	$9,883	$10,094	$10,081
11/30/2017	$9,863	$10,023	$10,027
12/31/2017	$9,864	$10,037	$10,132
1/31/2018	$9,875	$10,059	$10,013
2/28/2018	$9,877	$10,069	$9,983
3/31/2018	$9,869	$10,062	$10,020
4/30/2018	$9,872	$10,042	$9,984
5/31/2018	$9,904	$10,086	$10,098
6/30/2018	$9,927	$10,124	$10,107
7/31/2018	$9,949	$10,151	$10,131
8/31/2018	$9,951	$10,148	$10,157
9/30/2018	$9,933	$10,117	$10,092
10/31/2018	$9,926	$10,119	$10,030
11/30/2018	$9,971	$10,161	$10,141
12/31/2018	$10,005	$10,213	$10,262
1/31/2019	$10,039	$10,258	$10,340
2/28/2019	$10,063	$10,286	$10,395
3/31/2019	$10,098	$10,323	$10,559
4/30/2019	$10,112	$10,326	$10,599
5/31/2019	$10,157	$10,379	$10,745
6/30/2019	$10,182	$10,419	$10,785
7/31/2019	$10,216	$10,466	$10,872
8/31/2019	$10,240	$10,486	$11,043
9/30/2019	$10,222	$10,449	$10,955
10/31/2019	$10,246	$10,487	$10,974
11/30/2019	$10,259	$10,508	$11,002
12/31/2019	$10,272	$10,526	$11,035
1/31/2020	$10,325	$10,580	$11,234
2/29/2020	$10,358	$10,609	$11,378
3/31/2020	$10,173	$10,510	$10,966
4/30/2020	$10,165	$10,529	$10,828
5/31/2020	$10,279	$10,684	$11,173
6/30/2020	$10,332	$10,694	$11,264
7/31/2020	$10,374	$10,740	$11,454
8/31/2020	$10,395	$10,740	$11,400
9/30/2020	$10,406	$10,750	$11,403
10/31/2020	$10,396	$10,737	$11,369
11/30/2020	$10,438	$10,759	$11,540
12/31/2020	$10,459	$10,775	$11,610
1/31/2021	$10,491	$10,797	$11,684
2/28/2021	$10,449	$10,776	$11,499
3/31/2021	$10,459	$10,794	$11,570
4/30/2021	$10,480	$10,810	$11,667
5/31/2021	$10,489	$10,814	$11,702
6/30/2021	$10,489	$10,814	$11,734
7/31/2021	$10,519	$10,839	$11,831
8/31/2021	$10,507	$10,836	$11,788
9/30/2021	$10,484	$10,819	$11,703
10/31/2021	$10,471	$10,809	$11,668
11/30/2021	$10,479	$10,812	$11,768
12/31/2021	$10,477	$10,813	$11,787
1/31/2022	$10,357	$10,688	$11,464
2/28/2022	$10,325	$10,666	$11,423
3/31/2022	$10,218	$10,533	$11,053
4/30/2022	$10,121	$10,460	$10,747
5/31/2022	$10,196	$10,563	$10,907
6/30/2022	$10,164	$10,559	$10,728
7/31/2022	$10,250	$10,648	$11,011
8/31/2022	$10,167	$10,536	$10,770
9/30/2022	$10,041	$10,396	$10,357
10/31/2022	$10,023	$10,401	$10,271
11/30/2022	$10,166	$10,563	$10,751
12/31/2022	$10,181	$10,568	$10,782
1/31/2023	$10,302	$10,686	$11,091
2/28/2023	$10,200	$10,558	$10,841
3/31/2023	$10,301	$10,696	$11,081
4/30/2023	$10,295	$10,655	$11,056
5/31/2023	$10,268	$10,618	$10,960
6/30/2023	$10,319	$10,676	$11,070
7/31/2023	$10,338	$10,700	$11,114
8/31/2023	$10,324	$10,691	$10,954
9/30/2023	$10,257	$10,616	$10,633
10/31/2023	$10,256	$10,638	$10,542
11/30/2023	$10,452	$10,848	$11,211
12/31/2023	$10,551	$10,931	$11,472
1/31/2024	$10,549	$10,918	$11,413
2/29/2024	$10,570	$10,932	$11,428
3/31/2024	$10,591	$10,922	$11,428
4/30/2024	$10,568	$10,902	$11,286
5/31/2024	$10,578	$10,912	$11,253
6/30/2024	$10,654	$10,987	$11,425
7/31/2024	$10,730	$11,070	$11,530
8/31/2024	$10,807	$11,161	$11,621
9/30/2024	$10,851	$11,208	$11,735
10/31/2024	$10,817	$11,162	$11,564
11/30/2024	$10,873	$11,212	$11,764
12/31/2024	$10,850	$11,191	$11,593
1/31/2025	$10,894	$11,249	$11,651
2/28/2025	$10,950	$11,308	$11,766
3/31/2025	$10,939	$11,307	$11,567
4/30/2025	$10,917	$11,275	$11,474
5/31/2025	$10,973	$11,342	$11,481
6/30/2025	$11,029	$11,413	$11,553
7/31/2025	$11,086	$11,485	$11,529
8/31/2025	$11,142	$11,544	$11,630
9/30/2025	$11,187	$11,556	$11,899
10/31/2025	$11,198	$11,545	$12,046
11/30/2025	$11,221	$11,575	$12,074
12/31/2025	$11,256	$11,615	$12,085
1/31/2026	$11,312	$11,692	$12,198
2/28/2026	$11,370	$11,752	$12,350
3/31/2026	$11,289	$11,679	$12,063
4/30/2026	$11,325	$11,693	$12,202
5/31/2026	$11,359	$11,726	$12,247
6/30/2026	$11,395	$11,772	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.31	1.67	1.52
Class A with Load	1.25	1.26	1.31
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,121,146,031
Holdings Count | Holding		560
Advisory Fees Paid, Amount		$ 4,519,753
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

Material Fund Change [Text Block]
C000020338
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class C
Trading Symbol		WSSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.38%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,023	$10,023	$10,006
8/31/2016	$10,016	$10,009	$10,020
9/30/2016	$9,989	$9,978	$9,970
10/31/2016	$9,983	$9,976	$9,865
11/30/2016	$9,865	$9,890	$9,497
12/31/2016	$9,859	$9,914	$9,609
1/31/2017	$9,884	$9,968	$9,672
2/28/2017	$9,900	$10,013	$9,739
3/31/2017	$9,904	$10,011	$9,760
4/30/2017	$9,929	$10,034	$9,831
5/31/2017	$9,944	$10,071	$9,987
6/30/2017	$9,939	$10,051	$9,951
7/31/2017	$9,964	$10,085	$10,032
8/31/2017	$9,998	$10,118	$10,108
9/30/2017	$9,981	$10,095	$10,057
10/31/2017	$9,985	$10,094	$10,081
11/30/2017	$9,958	$10,023	$10,027
12/31/2017	$9,952	$10,037	$10,132
1/31/2018	$9,958	$10,059	$10,013
2/28/2018	$9,954	$10,069	$9,983
3/31/2018	$9,949	$10,062	$10,020
4/30/2018	$9,936	$10,042	$9,984
5/31/2018	$9,962	$10,086	$10,098
6/30/2018	$9,979	$10,124	$10,107
7/31/2018	$9,995	$10,151	$10,131
8/31/2018	$9,990	$10,148	$10,157
9/30/2018	$9,967	$10,117	$10,092
10/31/2018	$9,963	$10,119	$10,030
11/30/2018	$9,991	$10,161	$10,141
12/31/2018	$10,019	$10,213	$10,262
1/31/2019	$10,047	$10,258	$10,340
2/28/2019	$10,066	$10,286	$10,395
3/31/2019	$10,104	$10,323	$10,559
4/30/2019	$10,102	$10,326	$10,599
5/31/2019	$10,141	$10,379	$10,745
6/30/2019	$10,159	$10,419	$10,785
7/31/2019	$10,187	$10,466	$10,872
8/31/2019	$10,204	$10,486	$11,043
9/30/2019	$10,180	$10,449	$10,955
10/31/2019	$10,197	$10,487	$10,974
11/30/2019	$10,204	$10,508	$11,002
12/31/2019	$10,210	$10,526	$11,035
1/31/2020	$10,256	$10,580	$11,234
2/29/2020	$10,282	$10,609	$11,378
3/31/2020	$10,093	$10,510	$10,966
4/30/2020	$10,078	$10,529	$10,828
5/31/2020	$10,185	$10,684	$11,173
6/30/2020	$10,231	$10,694	$11,264
7/31/2020	$10,277	$10,740	$11,454
8/31/2020	$10,281	$10,740	$11,400
9/30/2020	$10,285	$10,750	$11,403
10/31/2020	$10,268	$10,737	$11,369
11/30/2020	$10,303	$10,759	$11,540
12/31/2020	$10,318	$10,775	$11,610
1/31/2021	$10,342	$10,797	$11,684
2/28/2021	$10,296	$10,776	$11,499
3/31/2021	$10,299	$10,794	$11,570
4/30/2021	$10,313	$10,810	$11,667
5/31/2021	$10,315	$10,814	$11,702
6/30/2021	$10,308	$10,814	$11,734
7/31/2021	$10,331	$10,839	$11,831
8/31/2021	$10,313	$10,836	$11,788
9/30/2021	$10,284	$10,819	$11,703
10/31/2021	$10,265	$10,809	$11,668
11/30/2021	$10,266	$10,812	$11,768
12/31/2021	$10,258	$10,813	$11,787
1/31/2022	$10,134	$10,688	$11,464
2/28/2022	$10,097	$10,666	$11,423
3/31/2022	$9,985	$10,533	$11,053
4/30/2022	$9,885	$10,460	$10,747
5/31/2022	$9,951	$10,563	$10,907
6/30/2022	$9,914	$10,559	$10,728
7/31/2022	$9,992	$10,648	$11,011
8/31/2022	$9,904	$10,536	$10,770
9/30/2022	$9,775	$10,396	$10,357
10/31/2022	$9,752	$10,401	$10,271
11/30/2022	$9,885	$10,563	$10,751
12/31/2022	$9,893	$10,568	$10,782
1/31/2023	$10,004	$10,686	$11,091
2/28/2023	$9,899	$10,558	$10,841
3/31/2023	$9,991	$10,696	$11,081
4/30/2023	$9,979	$10,655	$11,056
5/31/2023	$9,947	$10,618	$10,960
6/30/2023	$9,990	$10,676	$11,070
7/31/2023	$10,002	$10,700	$11,114
8/31/2023	$9,982	$10,691	$10,954
9/30/2023	$9,912	$10,616	$10,633
10/31/2023	$9,904	$10,638	$10,542
11/30/2023	$10,088	$10,848	$11,211
12/31/2023	$10,176	$10,931	$11,472
1/31/2024	$10,179	$10,918	$11,413
2/29/2024	$10,183	$10,932	$11,428
3/31/2024	$10,196	$10,922	$11,428
4/30/2024	$10,168	$10,902	$11,286
5/31/2024	$10,170	$10,912	$11,253
6/30/2024	$10,237	$10,987	$11,425
7/31/2024	$10,310	$11,070	$11,530
8/31/2024	$10,385	$11,161	$11,621
9/30/2024	$10,427	$11,208	$11,735
10/31/2024	$10,394	$11,162	$11,564
11/30/2024	$10,448	$11,212	$11,764
12/31/2024	$10,426	$11,191	$11,593
1/31/2025	$10,468	$11,249	$11,651
2/28/2025	$10,522	$11,308	$11,766
3/31/2025	$10,511	$11,307	$11,567
4/30/2025	$10,490	$11,275	$11,474
5/31/2025	$10,544	$11,342	$11,481
6/30/2025	$10,598	$11,413	$11,553
7/31/2025	$10,652	$11,485	$11,529
8/31/2025	$10,706	$11,544	$11,630
9/30/2025	$10,750	$11,556	$11,899
10/31/2025	$10,761	$11,545	$12,046
11/30/2025	$10,783	$11,575	$12,074
12/31/2025	$10,816	$11,615	$12,085
1/31/2026	$10,870	$11,692	$12,198
2/28/2026	$10,926	$11,752	$12,350
3/31/2026	$10,848	$11,679	$12,063
4/30/2026	$10,882	$11,693	$12,202
5/31/2026	$10,915	$11,726	$12,247
6/30/2026	$10,949	$11,772	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.53	0.91	0.91
Class C with Load	1.53	0.91	0.91
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,121,146,031
Holdings Count | Holding		560
Advisory Fees Paid, Amount		$ 4,519,753
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

Material Fund Change [Text Block]
C000205246
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class R6
Trading Symbol		WSSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,021	$10,023	$10,006
8/31/2016	$10,033	$10,009	$10,020
9/30/2016	$10,014	$9,978	$9,970
10/31/2016	$10,016	$9,976	$9,865
11/30/2016	$9,906	$9,890	$9,497
12/31/2016	$9,908	$9,914	$9,609
1/31/2017	$9,942	$9,968	$9,672
2/28/2017	$9,965	$10,013	$9,739
3/31/2017	$9,977	$10,011	$9,760
4/30/2017	$10,011	$10,034	$9,831
5/31/2017	$10,034	$10,071	$9,987
6/30/2017	$10,037	$10,051	$9,951
7/31/2017	$10,070	$10,085	$10,032
8/31/2017	$10,103	$10,118	$10,108
9/30/2017	$10,104	$10,095	$10,057
10/31/2017	$10,116	$10,094	$10,081
11/30/2017	$10,098	$10,023	$10,027
12/31/2017	$10,100	$10,037	$10,132
1/31/2018	$10,114	$10,059	$10,013
2/28/2018	$10,118	$10,069	$9,983
3/31/2018	$10,111	$10,062	$10,020
4/30/2018	$10,116	$10,042	$9,984
5/31/2018	$10,151	$10,086	$10,098
6/30/2018	$10,176	$10,124	$10,107
7/31/2018	$10,201	$10,151	$10,131
8/31/2018	$10,206	$10,148	$10,157
9/30/2018	$10,190	$10,117	$10,092
10/31/2018	$10,196	$10,119	$10,030
11/30/2018	$10,233	$10,161	$10,141
12/31/2018	$10,270	$10,213	$10,262
1/31/2019	$10,308	$10,258	$10,340
2/28/2019	$10,335	$10,286	$10,395
3/31/2019	$10,373	$10,323	$10,559
4/30/2019	$10,390	$10,326	$10,599
5/31/2019	$10,439	$10,379	$10,745
6/30/2019	$10,467	$10,419	$10,785
7/31/2019	$10,504	$10,466	$10,872
8/31/2019	$10,531	$10,486	$11,043
9/30/2019	$10,516	$10,449	$10,955
10/31/2019	$10,542	$10,487	$10,974
11/30/2019	$10,559	$10,508	$11,002
12/31/2019	$10,574	$10,526	$11,035
1/31/2020	$10,631	$10,580	$11,234
2/29/2020	$10,667	$10,609	$11,378
3/31/2020	$10,480	$10,510	$10,966
4/30/2020	$10,474	$10,529	$10,828
5/31/2020	$10,594	$10,684	$11,173
6/30/2020	$10,650	$10,694	$11,264
7/31/2020	$10,696	$10,740	$11,454
8/31/2020	$10,721	$10,740	$11,400
9/30/2020	$10,724	$10,750	$11,403
10/31/2020	$10,726	$10,737	$11,369
11/30/2020	$10,772	$10,759	$11,540
12/31/2020	$10,796	$10,775	$11,610
1/31/2021	$10,831	$10,797	$11,684
2/28/2021	$10,791	$10,776	$11,499
3/31/2021	$10,804	$10,794	$11,570
4/30/2021	$10,828	$10,810	$11,667
5/31/2021	$10,840	$10,814	$11,702
6/30/2021	$10,842	$10,814	$11,734
7/31/2021	$10,875	$10,839	$11,831
8/31/2021	$10,865	$10,836	$11,788
9/30/2021	$10,844	$10,819	$11,703
10/31/2021	$10,833	$10,809	$11,668
11/30/2021	$10,845	$10,812	$11,768
12/31/2021	$10,845	$10,813	$11,787
1/31/2022	$10,724	$10,688	$11,464
2/28/2022	$10,693	$10,666	$11,423
3/31/2022	$10,585	$10,533	$11,053
4/30/2022	$10,487	$10,460	$10,747
5/31/2022	$10,555	$10,563	$10,907
6/30/2022	$10,536	$10,559	$10,728
7/31/2022	$10,628	$10,648	$11,011
8/31/2022	$10,544	$10,536	$10,770
9/30/2022	$10,416	$10,396	$10,357
10/31/2022	$10,400	$10,401	$10,271
11/30/2022	$10,550	$10,563	$10,751
12/31/2022	$10,568	$10,568	$10,782
1/31/2023	$10,685	$10,686	$11,091
2/28/2023	$10,593	$10,558	$10,841
3/31/2023	$10,700	$10,696	$11,081
4/30/2023	$10,697	$10,655	$11,056
5/31/2023	$10,672	$10,618	$10,960
6/30/2023	$10,716	$10,676	$11,070
7/31/2023	$10,737	$10,700	$11,114
8/31/2023	$10,737	$10,691	$10,954
9/30/2023	$10,670	$10,616	$10,633
10/31/2023	$10,660	$10,638	$10,542
11/30/2023	$10,878	$10,848	$11,211
12/31/2023	$10,983	$10,931	$11,472
1/31/2024	$10,984	$10,918	$11,413
2/29/2024	$11,008	$10,932	$11,428
3/31/2024	$11,032	$10,922	$11,428
4/30/2024	$11,011	$10,902	$11,286
5/31/2024	$11,024	$10,912	$11,253
6/30/2024	$11,105	$10,987	$11,425
7/31/2024	$11,176	$11,070	$11,530
8/31/2024	$11,270	$11,161	$11,621
9/30/2024	$11,319	$11,208	$11,735
10/31/2024	$11,286	$11,162	$11,564
11/30/2024	$11,347	$11,212	$11,764
12/31/2024	$11,326	$11,191	$11,593
1/31/2025	$11,374	$11,249	$11,651
2/28/2025	$11,435	$11,308	$11,766
3/31/2025	$11,414	$11,307	$11,567
4/30/2025	$11,405	$11,275	$11,474
5/31/2025	$11,454	$11,342	$11,481
6/30/2025	$11,527	$11,413	$11,553
7/31/2025	$11,588	$11,485	$11,529
8/31/2025	$11,650	$11,544	$11,630
9/30/2025	$11,700	$11,556	$11,899
10/31/2025	$11,702	$11,545	$12,046
11/30/2025	$11,741	$11,575	$12,074
12/31/2025	$11,768	$11,615	$12,085
1/31/2026	$11,841	$11,692	$12,198
2/28/2026	$11,905	$11,752	$12,350
3/31/2026	$11,823	$11,679	$12,063
4/30/2026	$11,862	$11,693	$12,202
5/31/2026	$11,901	$11,726	$12,247
6/30/2026	$11,941	$11,772	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.59	1.95	1.79
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,121,146,031
Holdings Count | Holding		560
Advisory Fees Paid, Amount		$ 4,519,753
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

Material Fund Change [Text Block]
C000064980
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WSBIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,021	$10,023	$10,006
8/31/2016	$10,033	$10,009	$10,020
9/30/2016	$10,014	$9,978	$9,970
10/31/2016	$10,016	$9,976	$9,865
11/30/2016	$9,906	$9,890	$9,497
12/31/2016	$9,908	$9,914	$9,609
1/31/2017	$9,942	$9,968	$9,672
2/28/2017	$9,965	$10,013	$9,739
3/31/2017	$9,977	$10,011	$9,760
4/30/2017	$10,011	$10,034	$9,831
5/31/2017	$10,034	$10,071	$9,987
6/30/2017	$10,037	$10,051	$9,951
7/31/2017	$10,070	$10,085	$10,032
8/31/2017	$10,103	$10,118	$10,108
9/30/2017	$10,104	$10,095	$10,057
10/31/2017	$10,116	$10,094	$10,081
11/30/2017	$10,098	$10,023	$10,027
12/31/2017	$10,100	$10,037	$10,132
1/31/2018	$10,114	$10,059	$10,013
2/28/2018	$10,118	$10,069	$9,983
3/31/2018	$10,111	$10,062	$10,020
4/30/2018	$10,116	$10,042	$9,984
5/31/2018	$10,151	$10,086	$10,098
6/30/2018	$10,176	$10,124	$10,107
7/31/2018	$10,201	$10,151	$10,131
8/31/2018	$10,205	$10,148	$10,157
9/30/2018	$10,189	$10,117	$10,092
10/31/2018	$10,184	$10,119	$10,030
11/30/2018	$10,221	$10,161	$10,141
12/31/2018	$10,268	$10,213	$10,262
1/31/2019	$10,305	$10,258	$10,340
2/28/2019	$10,332	$10,286	$10,395
3/31/2019	$10,369	$10,323	$10,559
4/30/2019	$10,386	$10,326	$10,599
5/31/2019	$10,424	$10,379	$10,745
6/30/2019	$10,462	$10,419	$10,785
7/31/2019	$10,499	$10,466	$10,872
8/31/2019	$10,525	$10,486	$11,043
9/30/2019	$10,509	$10,449	$10,955
10/31/2019	$10,525	$10,487	$10,974
11/30/2019	$10,551	$10,508	$11,002
12/31/2019	$10,566	$10,526	$11,035
1/31/2020	$10,623	$10,580	$11,234
2/29/2020	$10,658	$10,609	$11,378
3/31/2020	$10,471	$10,510	$10,966
4/30/2020	$10,464	$10,529	$10,828
5/31/2020	$10,584	$10,684	$11,173
6/30/2020	$10,639	$10,694	$11,264
7/31/2020	$10,686	$10,740	$11,454
8/31/2020	$10,709	$10,740	$11,400
9/30/2020	$10,712	$10,750	$11,403
10/31/2020	$10,714	$10,737	$11,369
11/30/2020	$10,759	$10,759	$11,540
12/31/2020	$10,783	$10,775	$11,610
1/31/2021	$10,818	$10,797	$11,684
2/28/2021	$10,777	$10,776	$11,499
3/31/2021	$10,789	$10,794	$11,570
4/30/2021	$10,813	$10,810	$11,667
5/31/2021	$10,824	$10,814	$11,702
6/30/2021	$10,826	$10,814	$11,734
7/31/2021	$10,848	$10,839	$11,831
8/31/2021	$10,849	$10,836	$11,788
9/30/2021	$10,816	$10,819	$11,703
10/31/2021	$10,816	$10,809	$11,668
11/30/2021	$10,826	$10,812	$11,768
12/31/2021	$10,826	$10,813	$11,787
1/31/2022	$10,705	$10,688	$11,464
2/28/2022	$10,674	$10,666	$11,423
3/31/2022	$10,565	$10,533	$11,053
4/30/2022	$10,467	$10,460	$10,747
5/31/2022	$10,535	$10,563	$10,907
6/30/2022	$10,516	$10,559	$10,728
7/31/2022	$10,606	$10,648	$11,011
8/31/2022	$10,522	$10,536	$10,770
9/30/2022	$10,394	$10,396	$10,357
10/31/2022	$10,378	$10,401	$10,271
11/30/2022	$10,527	$10,563	$10,751
12/31/2022	$10,545	$10,568	$10,782
1/31/2023	$10,661	$10,686	$11,091
2/28/2023	$10,568	$10,558	$10,841
3/31/2023	$10,675	$10,696	$11,081
4/30/2023	$10,660	$10,655	$11,056
5/31/2023	$10,635	$10,618	$10,960
6/30/2023	$10,689	$10,676	$11,070
7/31/2023	$10,710	$10,700	$11,114
8/31/2023	$10,710	$10,691	$10,954
9/30/2023	$10,631	$10,616	$10,633
10/31/2023	$10,632	$10,638	$10,542
11/30/2023	$10,849	$10,848	$11,211
12/31/2023	$10,942	$10,931	$11,472
1/31/2024	$10,953	$10,918	$11,413
2/29/2024	$10,978	$10,932	$11,428
3/31/2024	$10,989	$10,922	$11,428
4/30/2024	$10,980	$10,902	$11,286
5/31/2024	$10,992	$10,912	$11,253
6/30/2024	$11,073	$10,987	$11,425
7/31/2024	$11,142	$11,070	$11,530
8/31/2024	$11,236	$11,161	$11,621
9/30/2024	$11,284	$11,208	$11,735
10/31/2024	$11,251	$11,162	$11,564
11/30/2024	$11,311	$11,212	$11,764
12/31/2024	$11,290	$11,191	$11,593
1/31/2025	$11,337	$11,249	$11,651
2/28/2025	$11,398	$11,308	$11,766
3/31/2025	$11,376	$11,307	$11,567
4/30/2025	$11,366	$11,275	$11,474
5/31/2025	$11,415	$11,342	$11,481
6/30/2025	$11,487	$11,413	$11,553
7/31/2025	$11,548	$11,485	$11,529
8/31/2025	$11,608	$11,544	$11,630
9/30/2025	$11,658	$11,556	$11,899
10/31/2025	$11,660	$11,545	$12,046
11/30/2025	$11,686	$11,575	$12,074
12/31/2025	$11,724	$11,615	$12,085
1/31/2026	$11,797	$11,692	$12,198
2/28/2026	$11,859	$11,752	$12,350
3/31/2026	$11,777	$11,679	$12,063
4/30/2026	$11,816	$11,693	$12,202
5/31/2026	$11,854	$11,726	$12,247
6/30/2026	$11,894	$11,772	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.54	1.90	1.75
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,121,146,031
Holdings Count | Holding		560
Advisory Fees Paid, Amount		$ 4,519,753
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

Material Fund Change [Text Block]
C000089514
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class A
Trading Symbol		VMPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.79%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,597	$10,000	$10,000
7/31/2016	$9,617	$10,024	$10,006
8/31/2016	$9,637	$10,019	$10,020
9/30/2016	$9,626	$9,989	$9,970
10/31/2016	$9,604	$9,943	$9,865
11/30/2016	$9,454	$9,700	$9,497
12/31/2016	$9,471	$9,757	$9,609
1/31/2017	$9,506	$9,834	$9,672
2/28/2017	$9,541	$9,898	$9,739
3/31/2017	$9,566	$9,906	$9,760
4/30/2017	$9,612	$9,965	$9,831
5/31/2017	$9,669	$10,060	$9,987
6/30/2017	$9,660	$10,027	$9,951
7/31/2017	$9,705	$10,091	$10,032
8/31/2017	$9,761	$10,144	$10,108
9/30/2017	$9,752	$10,092	$10,057
10/31/2017	$9,764	$10,095	$10,081
11/30/2017	$9,743	$10,000	$10,027
12/31/2017	$9,769	$10,053	$10,132
1/31/2018	$9,750	$10,013	$10,013
2/28/2018	$9,754	$9,994	$9,983
3/31/2018	$9,757	$9,997	$10,020
4/30/2018	$9,762	$9,968	$9,984
5/31/2018	$9,821	$10,049	$10,098
6/30/2018	$9,836	$10,077	$10,107
7/31/2018	$9,861	$10,112	$10,131
8/31/2018	$9,877	$10,116	$10,157
9/30/2018	$9,849	$10,068	$10,092
10/31/2018	$9,821	$10,049	$10,030
11/30/2018	$9,882	$10,129	$10,141
12/31/2018	$9,966	$10,223	$10,262
1/31/2019	$10,027	$10,308	$10,340
2/28/2019	$10,068	$10,353	$10,395
3/31/2019	$10,141	$10,432	$10,559
4/30/2019	$10,158	$10,441	$10,599
5/31/2019	$10,241	$10,547	$10,745
6/30/2019	$10,269	$10,593	$10,785
7/31/2019	$10,330	$10,668	$10,872
8/31/2019	$10,402	$10,743	$11,043
9/30/2019	$10,362	$10,664	$10,955
10/31/2019	$10,377	$10,703	$10,974
11/30/2019	$10,393	$10,727	$11,002
12/31/2019	$10,416	$10,758	$11,035
1/31/2020	$10,522	$10,884	$11,234
2/29/2020	$10,605	$10,952	$11,378
3/31/2020	$10,258	$10,693	$10,966
4/30/2020	$10,183	$10,672	$10,828
5/31/2020	$10,393	$10,936	$11,173
6/30/2020	$10,499	$10,979	$11,264
7/31/2020	$10,617	$11,098	$11,454
8/31/2020	$10,620	$11,082	$11,400
9/30/2020	$10,634	$11,094	$11,403
10/31/2020	$10,612	$11,071	$11,369
11/30/2020	$10,694	$11,146	$11,540
12/31/2020	$10,742	$11,185	$11,610
1/31/2021	$10,802	$11,224	$11,684
2/28/2021	$10,711	$11,120	$11,499
3/31/2021	$10,747	$11,162	$11,570
4/30/2021	$10,794	$11,209	$11,667
5/31/2021	$10,817	$11,214	$11,702
6/30/2021	$10,841	$11,219	$11,734
7/31/2021	$10,887	$11,284	$11,831
8/31/2021	$10,875	$11,273	$11,788
9/30/2021	$10,817	$11,222	$11,703
10/31/2021	$10,793	$11,192	$11,668
11/30/2021	$10,840	$11,219	$11,768
12/31/2021	$10,839	$11,233	$11,787
1/31/2022	$10,651	$10,996	$11,464
2/28/2022	$10,594	$10,964	$11,423
3/31/2022	$10,395	$10,729	$11,053
4/30/2022	$10,222	$10,563	$10,747
5/31/2022	$10,307	$10,707	$10,907
6/30/2022	$10,227	$10,668	$10,728
7/31/2022	$10,383	$10,853	$11,011
8/31/2022	$10,257	$10,691	$10,770
9/30/2022	$10,036	$10,427	$10,357
10/31/2022	$9,994	$10,406	$10,271
11/30/2022	$10,224	$10,683	$10,751
12/31/2022	$10,241	$10,726	$10,782
1/31/2023	$10,425	$10,926	$11,091
2/28/2023	$10,289	$10,737	$10,841
3/31/2023	$10,414	$10,923	$11,081
4/30/2023	$10,409	$10,882	$11,056
5/31/2023	$10,367	$10,793	$10,960
6/30/2023	$10,435	$10,864	$11,070
7/31/2023	$10,454	$10,899	$11,114
8/31/2023	$10,414	$10,827	$10,954
9/30/2023	$10,241	$10,652	$10,633
10/31/2023	$10,189	$10,636	$10,542
11/30/2023	$10,538	$11,025	$11,211
12/31/2023	$10,692	$11,190	$11,472
1/31/2024	$10,700	$11,155	$11,413
2/29/2024	$10,722	$11,163	$11,428
3/31/2024	$10,743	$11,149	$11,428
4/30/2024	$10,691	$11,063	$11,286
5/31/2024	$10,689	$10,999	$11,253
6/30/2024	$10,809	$11,115	$11,425
7/31/2024	$10,880	$11,217	$11,530
8/31/2024	$10,966	$11,341	$11,621
9/30/2024	$11,051	$11,417	$11,735
10/31/2024	$10,962	$11,300	$11,564
11/30/2024	$11,060	$11,396	$11,764
12/31/2024	$10,996	$11,317	$11,593
1/31/2025	$11,030	$11,392	$11,651
2/28/2025	$11,103	$11,489	$11,766
3/31/2025	$11,027	$11,408	$11,567
4/30/2025	$10,989	$11,348	$11,474
5/31/2025	$11,013	$11,442	$11,481
6/30/2025	$11,061	$11,538	$11,553
7/31/2025	$11,085	$11,609	$11,529
8/31/2025	$11,160	$11,701	$11,630
9/30/2025	$11,286	$11,793	$11,899
10/31/2025	$11,336	$11,825	$12,046
11/30/2025	$11,360	$11,851	$12,074
12/31/2025	$11,385	$11,884	$12,085
1/31/2026	$11,471	$11,997	$12,198
2/28/2026	$11,573	$12,102	$12,350
3/31/2026	$11,405	$11,868	$12,063
4/30/2026	$11,482	$11,926	$12,202
5/31/2026	$11,520	$11,955	$12,247
6/30/2026	$11,572	$12,013	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.62	1.31	1.89
Class A with Load	0.38	0.49	1.47
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,934,937,055
Holdings Count | Holding		896
Advisory Fees Paid, Amount		$ 7,051,265
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

Material Fund Change [Text Block]
C000089516
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class C
Trading Symbol		DHICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$157	1.54%

Expenses Paid, Amount		$ 157
Expense Ratio, Percent		1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,014	$10,024	$10,006
8/31/2016	$10,028	$10,019	$10,020
9/30/2016	$10,010	$9,989	$9,970
10/31/2016	$9,992	$9,943	$9,865
11/30/2016	$9,820	$9,700	$9,497
12/31/2016	$9,832	$9,757	$9,609
1/31/2017	$9,862	$9,834	$9,672
2/28/2017	$9,892	$9,898	$9,739
3/31/2017	$9,912	$9,906	$9,760
4/30/2017	$9,954	$9,965	$9,831
5/31/2017	$10,006	$10,060	$9,987
6/30/2017	$9,990	$10,027	$9,951
7/31/2017	$10,031	$10,091	$10,032
8/31/2017	$10,082	$10,144	$10,108
9/30/2017	$10,066	$10,092	$10,057
10/31/2017	$10,072	$10,095	$10,081
11/30/2017	$10,045	$10,000	$10,027
12/31/2017	$10,064	$10,053	$10,132
1/31/2018	$10,039	$10,013	$10,013
2/28/2018	$10,037	$9,994	$9,983
3/31/2018	$10,046	$9,997	$10,020
4/30/2018	$10,033	$9,968	$9,984
5/31/2018	$10,087	$10,049	$10,098
6/30/2018	$10,096	$10,077	$10,107
7/31/2018	$10,115	$10,112	$10,131
8/31/2018	$10,125	$10,116	$10,157
9/30/2018	$10,090	$10,068	$10,092
10/31/2018	$10,056	$10,049	$10,030
11/30/2018	$10,112	$10,129	$10,141
12/31/2018	$10,191	$10,223	$10,262
1/31/2019	$10,247	$10,308	$10,340
2/28/2019	$10,282	$10,353	$10,395
3/31/2019	$10,350	$10,432	$10,559
4/30/2019	$10,361	$10,441	$10,599
5/31/2019	$10,439	$10,547	$10,745
6/30/2019	$10,462	$10,593	$10,785
7/31/2019	$10,517	$10,668	$10,872
8/31/2019	$10,583	$10,743	$11,043
9/30/2019	$10,536	$10,664	$10,955
10/31/2019	$10,545	$10,703	$10,974
11/30/2019	$10,554	$10,727	$11,002
12/31/2019	$10,571	$10,758	$11,035
1/31/2020	$10,671	$10,884	$11,234
2/29/2020	$10,750	$10,952	$11,378
3/31/2020	$10,392	$10,693	$10,966
4/30/2020	$10,310	$10,672	$10,828
5/31/2020	$10,515	$10,936	$11,173
6/30/2020	$10,615	$10,979	$11,264
7/31/2020	$10,728	$11,098	$11,454
8/31/2020	$10,724	$11,082	$11,400
9/30/2020	$10,731	$11,094	$11,403
10/31/2020	$10,714	$11,071	$11,369
11/30/2020	$10,779	$11,146	$11,540
12/31/2020	$10,820	$11,185	$11,610
1/31/2021	$10,873	$11,224	$11,684
2/28/2021	$10,776	$11,120	$11,499
3/31/2021	$10,805	$11,162	$11,570
4/30/2021	$10,845	$11,209	$11,667
5/31/2021	$10,862	$11,214	$11,702
6/30/2021	$10,879	$11,219	$11,734
7/31/2021	$10,918	$11,284	$11,831
8/31/2021	$10,899	$11,273	$11,788
9/30/2021	$10,846	$11,222	$11,703
10/31/2021	$10,816	$11,192	$11,668
11/30/2021	$10,844	$11,219	$11,768
12/31/2021	$10,836	$11,233	$11,787
1/31/2022	$10,642	$10,996	$11,464
2/28/2022	$10,579	$10,964	$11,423
3/31/2022	$10,375	$10,729	$11,053
4/30/2022	$10,196	$10,563	$10,747
5/31/2022	$10,274	$10,707	$10,907
6/30/2022	$10,189	$10,668	$10,728
7/31/2022	$10,337	$10,853	$11,011
8/31/2022	$10,206	$10,691	$10,770
9/30/2022	$9,981	$10,427	$10,357
10/31/2022	$9,932	$10,406	$10,271
11/30/2022	$10,154	$10,683	$10,751
12/31/2022	$10,165	$10,726	$10,782
1/31/2023	$10,340	$10,926	$11,091
2/28/2023	$10,200	$10,737	$10,841
3/31/2023	$10,317	$10,923	$11,081
4/30/2023	$10,305	$10,882	$11,056
5/31/2023	$10,246	$10,793	$10,960
6/30/2023	$10,318	$10,864	$11,070
7/31/2023	$10,331	$10,899	$11,114
8/31/2023	$10,285	$10,827	$10,954
9/30/2023	$10,109	$10,652	$10,633
10/31/2023	$10,039	$10,636	$10,542
11/30/2023	$10,387	$11,025	$11,211
12/31/2023	$10,533	$11,190	$11,472
1/31/2024	$10,534	$11,155	$11,413
2/29/2024	$10,549	$11,163	$11,428
3/31/2024	$10,563	$11,149	$11,428
4/30/2024	$10,506	$11,063	$11,286
5/31/2024	$10,497	$10,999	$11,253
6/30/2024	$10,608	$11,115	$11,425
7/31/2024	$10,678	$11,217	$11,530
8/31/2024	$10,762	$11,341	$11,621
9/30/2024	$10,845	$11,417	$11,735
10/31/2024	$10,758	$11,300	$11,564
11/30/2024	$10,854	$11,396	$11,764
12/31/2024	$10,792	$11,317	$11,593
1/31/2025	$10,825	$11,392	$11,651
2/28/2025	$10,897	$11,489	$11,766
3/31/2025	$10,822	$11,408	$11,567
4/30/2025	$10,784	$11,348	$11,474
5/31/2025	$10,808	$11,442	$11,481
6/30/2025	$10,856	$11,538	$11,553
7/31/2025	$10,879	$11,609	$11,529
8/31/2025	$10,953	$11,701	$11,630
9/30/2025	$11,076	$11,793	$11,899
10/31/2025	$11,125	$11,825	$12,046
11/30/2025	$11,149	$11,851	$12,074
12/31/2025	$11,173	$11,884	$12,085
1/31/2026	$11,258	$11,997	$12,198
2/28/2026	$11,358	$12,102	$12,350
3/31/2026	$11,193	$11,868	$12,063
4/30/2026	$11,269	$11,926	$12,202
5/31/2026	$11,306	$11,955	$12,247
6/30/2026	$11,357	$12,013	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.83	0.56	1.28
Class C with Load	2.83	0.56	1.28
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,934,937,055
Holdings Count | Holding		896
Advisory Fees Paid, Amount		$ 7,051,265
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

Material Fund Change [Text Block]
C000205251
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class R6
Trading Symbol		VMPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.42%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,021	$10,024	$10,006
8/31/2016	$10,032	$10,019	$10,020
9/30/2016	$10,021	$9,989	$9,970
10/31/2016	$10,011	$9,943	$9,865
11/30/2016	$9,855	$9,700	$9,497
12/31/2016	$9,863	$9,757	$9,609
1/31/2017	$9,901	$9,834	$9,672
2/28/2017	$9,939	$9,898	$9,739
3/31/2017	$9,965	$9,906	$9,760
4/30/2017	$10,015	$9,965	$9,831
5/31/2017	$10,086	$10,060	$9,987
6/30/2017	$10,067	$10,027	$9,951
7/31/2017	$10,115	$10,091	$10,032
8/31/2017	$10,175	$10,144	$10,108
9/30/2017	$10,166	$10,092	$10,057
10/31/2017	$10,180	$10,095	$10,081
11/30/2017	$10,171	$10,000	$10,027
12/31/2017	$10,187	$10,053	$10,132
1/31/2018	$10,181	$10,013	$10,013
2/28/2018	$10,186	$9,994	$9,983
3/31/2018	$10,190	$9,997	$10,020
4/30/2018	$10,185	$9,968	$9,984
5/31/2018	$10,259	$10,049	$10,098
6/30/2018	$10,276	$10,077	$10,107
7/31/2018	$10,292	$10,112	$10,131
8/31/2018	$10,311	$10,116	$10,157
9/30/2018	$10,285	$10,068	$10,092
10/31/2018	$10,259	$10,049	$10,030
11/30/2018	$10,327	$10,129	$10,141
12/31/2018	$10,417	$10,223	$10,262
1/31/2019	$10,485	$10,308	$10,340
2/28/2019	$10,530	$10,353	$10,395
3/31/2019	$10,621	$10,432	$10,559
4/30/2019	$10,643	$10,441	$10,599
5/31/2019	$10,722	$10,547	$10,745
6/30/2019	$10,766	$10,593	$10,785
7/31/2019	$10,822	$10,668	$10,872
8/31/2019	$10,900	$10,743	$11,043
9/30/2019	$10,861	$10,664	$10,955
10/31/2019	$10,881	$10,703	$10,974
11/30/2019	$10,901	$10,727	$11,002
12/31/2019	$10,929	$10,758	$11,035
1/31/2020	$11,044	$10,884	$11,234
2/29/2020	$11,135	$10,952	$11,378
3/31/2020	$10,773	$10,693	$10,966
4/30/2020	$10,698	$10,672	$10,828
5/31/2020	$10,922	$10,936	$11,173
6/30/2020	$11,036	$10,979	$11,264
7/31/2020	$11,164	$11,098	$11,454
8/31/2020	$11,171	$11,082	$11,400
9/30/2020	$11,189	$11,094	$11,403
10/31/2020	$11,170	$11,071	$11,369
11/30/2020	$11,260	$11,146	$11,540
12/31/2020	$11,314	$11,185	$11,610
1/31/2021	$11,380	$11,224	$11,684
2/28/2021	$11,288	$11,120	$11,499
3/31/2021	$11,330	$11,162	$11,570
4/30/2021	$11,382	$11,209	$11,667
5/31/2021	$11,411	$11,214	$11,702
6/30/2021	$11,440	$11,219	$11,734
7/31/2021	$11,492	$11,284	$11,831
8/31/2021	$11,483	$11,273	$11,788
9/30/2021	$11,425	$11,222	$11,703
10/31/2021	$11,404	$11,192	$11,668
11/30/2021	$11,457	$11,219	$11,768
12/31/2021	$11,460	$11,233	$11,787
1/31/2022	$11,264	$10,996	$11,464
2/28/2022	$11,207	$10,964	$11,423
3/31/2022	$11,001	$10,729	$11,053
4/30/2022	$10,820	$10,563	$10,747
5/31/2022	$10,914	$10,707	$10,907
6/30/2022	$10,833	$10,668	$10,728
7/31/2022	$11,002	$10,853	$11,011
8/31/2022	$10,871	$10,691	$10,770
9/30/2022	$10,641	$10,427	$10,357
10/31/2022	$10,600	$10,406	$10,271
11/30/2022	$10,847	$10,683	$10,751
12/31/2022	$10,882	$10,726	$10,782
1/31/2023	$11,067	$10,926	$11,091
2/28/2023	$10,926	$10,737	$10,841
3/31/2023	$11,063	$10,923	$11,081
4/30/2023	$11,060	$10,882	$11,056
5/31/2023	$11,020	$10,793	$10,960
6/30/2023	$11,095	$10,864	$11,070
7/31/2023	$11,119	$10,899	$11,114
8/31/2023	$11,080	$10,827	$10,954
9/30/2023	$10,900	$10,652	$10,633
10/31/2023	$10,847	$10,636	$10,542
11/30/2023	$11,222	$11,025	$11,211
12/31/2023	$11,390	$11,190	$11,472
1/31/2024	$11,402	$11,155	$11,413
2/29/2024	$11,428	$11,163	$11,428
3/31/2024	$11,454	$11,149	$11,428
4/30/2024	$11,403	$11,063	$11,286
5/31/2024	$11,403	$10,999	$11,253
6/30/2024	$11,522	$11,115	$11,425
7/31/2024	$11,615	$11,217	$11,530
8/31/2024	$11,710	$11,341	$11,621
9/30/2024	$11,804	$11,417	$11,735
10/31/2024	$11,713	$11,300	$11,564
11/30/2024	$11,821	$11,396	$11,764
12/31/2024	$11,757	$11,317	$11,593
1/31/2025	$11,797	$11,392	$11,651
2/28/2025	$11,879	$11,489	$11,766
3/31/2025	$11,800	$11,408	$11,567
4/30/2025	$11,763	$11,348	$11,474
5/31/2025	$11,792	$11,442	$11,481
6/30/2025	$11,862	$11,538	$11,553
7/31/2025	$11,878	$11,609	$11,529
8/31/2025	$11,961	$11,701	$11,630
9/30/2025	$12,100	$11,793	$11,899
10/31/2025	$12,171	$11,825	$12,046
11/30/2025	$12,187	$11,851	$12,074
12/31/2025	$12,231	$11,884	$12,085
1/31/2026	$12,314	$11,997	$12,198
2/28/2026	$12,427	$12,102	$12,350
3/31/2026	$12,250	$11,868	$12,063
4/30/2026	$12,337	$11,926	$12,202
5/31/2026	$12,396	$11,955	$12,247
6/30/2026	$12,442	$12,013	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	4.89	1.69	2.21
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,934,937,055
Holdings Count | Holding		896
Advisory Fees Paid, Amount		$ 7,051,265
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

Material Fund Change [Text Block]
C000123112
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		STRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.47%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,023	$10,024	$10,006
8/31/2016	$10,036	$10,019	$10,020
9/30/2016	$10,038	$9,989	$9,970
10/31/2016	$10,018	$9,943	$9,865
11/30/2016	$9,864	$9,700	$9,497
12/31/2016	$9,885	$9,757	$9,609
1/31/2017	$9,913	$9,834	$9,672
2/28/2017	$9,964	$9,898	$9,739
3/31/2017	$9,981	$9,906	$9,760
4/30/2017	$10,032	$9,965	$9,831
5/31/2017	$10,106	$10,060	$9,987
6/30/2017	$10,099	$10,027	$9,951
7/31/2017	$10,149	$10,091	$10,032
8/31/2017	$10,210	$10,144	$10,108
9/30/2017	$10,203	$10,092	$10,057
10/31/2017	$10,219	$10,095	$10,081
11/30/2017	$10,201	$10,000	$10,027
12/31/2017	$10,219	$10,053	$10,132
1/31/2018	$10,214	$10,013	$10,013
2/28/2018	$10,220	$9,994	$9,983
3/31/2018	$10,227	$9,997	$10,020
4/30/2018	$10,234	$9,968	$9,984
5/31/2018	$10,299	$10,049	$10,098
6/30/2018	$10,317	$10,077	$10,107
7/31/2018	$10,347	$10,112	$10,131
8/31/2018	$10,366	$10,116	$10,157
9/30/2018	$10,328	$10,068	$10,092
10/31/2018	$10,313	$10,049	$10,030
11/30/2018	$10,381	$10,129	$10,141
12/31/2018	$10,472	$10,223	$10,262
1/31/2019	$10,539	$10,308	$10,340
2/28/2019	$10,584	$10,353	$10,395
3/31/2019	$10,664	$10,432	$10,559
4/30/2019	$10,684	$10,441	$10,599
5/31/2019	$10,775	$10,547	$10,745
6/30/2019	$10,808	$10,593	$10,785
7/31/2019	$10,875	$10,668	$10,872
8/31/2019	$10,954	$10,743	$11,043
9/30/2019	$10,914	$10,664	$10,955
10/31/2019	$10,933	$10,703	$10,974
11/30/2019	$10,953	$10,727	$11,002
12/31/2019	$10,980	$10,758	$11,035
1/31/2020	$11,095	$10,884	$11,234
2/29/2020	$11,174	$10,952	$11,378
3/31/2020	$10,822	$10,693	$10,966
4/30/2020	$10,746	$10,672	$10,828
5/31/2020	$10,971	$10,936	$11,173
6/30/2020	$11,085	$10,979	$11,264
7/31/2020	$11,201	$11,098	$11,454
8/31/2020	$11,220	$11,082	$11,400
9/30/2020	$11,225	$11,094	$11,403
10/31/2020	$11,218	$11,071	$11,369
11/30/2020	$11,308	$11,146	$11,540
12/31/2020	$11,361	$11,185	$11,610
1/31/2021	$11,428	$11,224	$11,684
2/28/2021	$11,335	$11,120	$11,499
3/31/2021	$11,363	$11,162	$11,570
4/30/2021	$11,428	$11,209	$11,667
5/31/2021	$11,456	$11,214	$11,702
6/30/2021	$11,472	$11,219	$11,734
7/31/2021	$11,537	$11,284	$11,831
8/31/2021	$11,527	$11,273	$11,788
9/30/2021	$11,469	$11,222	$11,703
10/31/2021	$11,447	$11,192	$11,668
11/30/2021	$11,499	$11,219	$11,768
12/31/2021	$11,502	$11,233	$11,787
1/31/2022	$11,293	$10,996	$11,464
2/28/2022	$11,248	$10,964	$11,423
3/31/2022	$11,027	$10,729	$11,053
4/30/2022	$10,858	$10,563	$10,747
5/31/2022	$10,952	$10,707	$10,907
6/30/2022	$10,871	$10,668	$10,728
7/31/2022	$11,039	$10,853	$11,011
8/31/2022	$10,908	$10,691	$10,770
9/30/2022	$10,677	$10,427	$10,357
10/31/2022	$10,634	$10,406	$10,271
11/30/2022	$10,882	$10,683	$10,751
12/31/2022	$10,904	$10,726	$10,782
1/31/2023	$11,102	$10,926	$11,091
2/28/2023	$10,960	$10,737	$10,841
3/31/2023	$11,096	$10,923	$11,081
4/30/2023	$11,094	$10,882	$11,056
5/31/2023	$11,040	$10,793	$10,960
6/30/2023	$11,128	$10,864	$11,070
7/31/2023	$11,151	$10,899	$11,114
8/31/2023	$11,099	$10,827	$10,954
9/30/2023	$10,930	$10,652	$10,633
10/31/2023	$10,864	$10,636	$10,542
11/30/2023	$11,252	$11,025	$11,211
12/31/2023	$11,420	$11,190	$11,472
1/31/2024	$11,432	$11,155	$11,413
2/29/2024	$11,458	$11,163	$11,428
3/31/2024	$11,483	$11,149	$11,428
4/30/2024	$11,432	$11,063	$11,286
5/31/2024	$11,432	$10,999	$11,253
6/30/2024	$11,550	$11,115	$11,425
7/31/2024	$11,643	$11,217	$11,530
8/31/2024	$11,737	$11,341	$11,621
9/30/2024	$11,818	$11,417	$11,735
10/31/2024	$11,740	$11,300	$11,564
11/30/2024	$11,848	$11,396	$11,764
12/31/2024	$11,769	$11,317	$11,593
1/31/2025	$11,823	$11,392	$11,651
2/28/2025	$11,904	$11,489	$11,766
3/31/2025	$11,824	$11,408	$11,567
4/30/2025	$11,787	$11,348	$11,474
5/31/2025	$11,816	$11,442	$11,481
6/30/2025	$11,871	$11,538	$11,553
7/31/2025	$11,886	$11,609	$11,529
8/31/2025	$11,970	$11,701	$11,630
9/30/2025	$12,122	$11,793	$11,899
10/31/2025	$12,179	$11,825	$12,046
11/30/2025	$12,208	$11,851	$12,074
12/31/2025	$12,238	$11,884	$12,085
1/31/2026	$12,334	$11,997	$12,198
2/28/2026	$12,447	$12,102	$12,350
3/31/2026	$12,269	$11,868	$12,063
4/30/2026	$12,341	$11,926	$12,202
5/31/2026	$12,400	$11,955	$12,247
6/30/2026	$12,459	$12,013	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.95	1.66	2.22
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,934,937,055
Holdings Count | Holding		896
Advisory Fees Paid, Amount		$ 7,051,265
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

Material Fund Change [Text Block]
C000020340
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class A
Trading Symbol		SMAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$49	0.48%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,800	$10,000	$10,000	$10,000
7/31/2016	$9,803	$10,009	$10,017	$10,006
8/31/2016	$9,807	$10,004	$10,002	$10,020
9/30/2016	$9,791	$9,995	$9,981	$9,970
10/31/2016	$9,796	$10,001	$9,988	$9,865
11/30/2016	$9,749	$9,981	$9,945	$9,497
12/31/2016	$9,744	$9,992	$9,964	$9,609
1/31/2017	$9,759	$10,012	$10,001	$9,672
2/28/2017	$9,764	$10,030	$10,033	$9,739
3/31/2017	$9,769	$10,032	$10,033	$9,760
4/30/2017	$9,785	$10,043	$10,049	$9,831
5/31/2017	$9,801	$10,054	$10,068	$9,987
6/30/2017	$9,796	$10,052	$10,060	$9,951
7/31/2017	$9,813	$10,067	$10,084	$10,032
8/31/2017	$9,828	$10,081	$10,106	$10,108
9/30/2017	$9,833	$10,077	$10,094	$10,057
10/31/2017	$9,839	$10,081	$10,095	$10,081
11/30/2017	$9,824	$10,061	$10,050	$10,027
12/31/2017	$9,831	$10,068	$10,056	$10,132
1/31/2018	$9,838	$10,086	$10,084	$10,013
2/28/2018	$9,836	$10,098	$10,102	$9,983
3/31/2018	$9,844	$10,099	$10,094	$10,020
4/30/2018	$9,843	$10,100	$10,085	$9,984
5/31/2018	$9,863	$10,122	$10,118	$10,098
6/30/2018	$9,882	$10,144	$10,154	$10,107
7/31/2018	$9,890	$10,161	$10,175	$10,131
8/31/2018	$9,900	$10,165	$10,171	$10,157
9/30/2018	$9,899	$10,162	$10,152	$10,092
10/31/2018	$9,899	$10,173	$10,161	$10,030
11/30/2018	$9,921	$10,196	$10,193	$10,141
12/31/2018	$9,943	$10,224	$10,231	$10,262
1/31/2019	$9,964	$10,248	$10,263	$10,340
2/28/2019	$9,975	$10,267	$10,286	$10,395
3/31/2019	$9,997	$10,289	$10,314	$10,559
4/30/2019	$10,009	$10,301	$10,322	$10,599
5/31/2019	$10,031	$10,328	$10,360	$10,745
6/30/2019	$10,043	$10,352	$10,392	$10,785
7/31/2019	$10,064	$10,377	$10,427	$10,872
8/31/2019	$10,075	$10,392	$10,441	$11,043
9/30/2019	$10,075	$10,388	$10,419	$10,955
10/31/2019	$10,086	$10,409	$10,449	$10,974
11/30/2019	$10,096	$10,423	$10,468	$11,002
12/31/2019	$10,106	$10,436	$10,483	$11,035
1/31/2020	$10,137	$10,460	$10,520	$11,234
2/29/2020	$10,146	$10,475	$10,541	$11,378
3/31/2020	$10,096	$10,453	$10,489	$10,966
4/30/2020	$10,076	$10,466	$10,513	$10,828
5/31/2020	$10,137	$10,519	$10,617	$11,173
6/30/2020	$10,156	$10,519	$10,617	$11,264
7/31/2020	$10,173	$10,532	$10,643	$11,454
8/31/2020	$10,177	$10,533	$10,645	$11,400
9/30/2020	$10,182	$10,537	$10,653	$11,403
10/31/2020	$10,175	$10,533	$10,645	$11,369
11/30/2020	$10,200	$10,540	$10,658	$11,540
12/31/2020	$10,204	$10,544	$10,667	$11,610
1/31/2021	$10,217	$10,553	$10,685	$11,684
2/28/2021	$10,209	$10,551	$10,681	$11,499
3/31/2021	$10,212	$10,555	$10,689	$11,570
4/30/2021	$10,215	$10,559	$10,697	$11,667
5/31/2021	$10,217	$10,561	$10,701	$11,702
6/30/2021	$10,220	$10,561	$10,700	$11,734
7/31/2021	$10,232	$10,567	$10,714	$11,831
8/31/2021	$10,223	$10,566	$10,711	$11,788
9/30/2021	$10,213	$10,561	$10,700	$11,703
10/31/2021	$10,204	$10,560	$10,698	$11,668
11/30/2021	$10,205	$10,561	$10,701	$11,768
12/31/2021	$10,206	$10,561	$10,700	$11,787
1/31/2022	$10,154	$10,526	$10,629	$11,464
2/28/2022	$10,135	$10,519	$10,616	$11,423
3/31/2022	$10,085	$10,476	$10,527	$11,053
4/30/2022	$10,046	$10,455	$10,485	$10,747
5/31/2022	$10,083	$10,496	$10,565	$10,907
6/30/2022	$10,078	$10,501	$10,568	$10,728
7/31/2022	$10,117	$10,534	$10,625	$11,011
8/31/2022	$10,083	$10,500	$10,541	$10,770
9/30/2022	$10,028	$10,463	$10,450	$10,357
10/31/2022	$10,039	$10,481	$10,464	$10,271
11/30/2022	$10,115	$10,555	$10,584	$10,751
12/31/2022	$10,127	$10,569	$10,579	$10,782
1/31/2023	$10,183	$10,629	$10,668	$11,091
2/28/2023	$10,154	$10,601	$10,578	$10,841
3/31/2023	$10,221	$10,676	$10,691	$11,081
4/30/2023	$10,212	$10,679	$10,660	$11,056
5/31/2023	$10,215	$10,693	$10,649	$10,960
6/30/2023	$10,262	$10,738	$10,699	$11,070
7/31/2023	$10,289	$10,770	$10,722	$11,114
8/31/2023	$10,296	$10,798	$10,734	$10,954
9/30/2023	$10,283	$10,797	$10,690	$10,633
10/31/2023	$10,316	$10,834	$10,719	$10,542
11/30/2023	$10,412	$10,933	$10,874	$11,211
12/31/2023	$10,467	$10,988	$10,938	$11,472
1/31/2024	$10,488	$10,999	$10,934	$11,413
2/29/2024	$10,509	$11,018	$10,951	$11,428
3/31/2024	$10,530	$11,033	$10,950	$11,428
4/30/2024	$10,541	$11,050	$10,952	$11,286
5/31/2024	$10,573	$11,079	$10,978	$11,253
6/30/2024	$10,629	$11,125	$11,040	$11,425
7/31/2024	$10,685	$11,175	$11,113	$11,530
8/31/2024	$10,732	$11,226	$11,186	$11,621
9/30/2024	$10,768	$11,259	$11,221	$11,735
10/31/2024	$10,759	$11,260	$11,193	$11,564
11/30/2024	$10,806	$11,295	$11,237	$11,764
12/31/2024	$10,809	$11,308	$11,234	$11,593
1/31/2025	$10,856	$11,348	$11,293	$11,651
2/28/2025	$10,892	$11,382	$11,340	$11,766
3/31/2025	$10,907	$11,401	$11,352	$11,567
4/30/2025	$10,912	$11,407	$11,332	$11,474
5/31/2025	$10,949	$11,446	$11,387	$11,481
6/30/2025	$10,998	$11,487	$11,446	$11,553
7/31/2025	$11,046	$11,526	$11,504	$11,529
8/31/2025	$11,084	$11,561	$11,550	$11,630
9/30/2025	$11,110	$11,578	$11,559	$11,899
10/31/2025	$11,113	$11,587	$11,553	$12,046
11/30/2025	$11,138	$11,616	$11,586	$12,074
12/31/2025	$11,176	$11,648	$11,623	$12,085
1/31/2026	$11,208	$11,688	$11,688	$12,198
2/28/2026	$11,254	$11,721	$11,736	$12,350
3/31/2026	$11,231	$11,712	$11,697	$12,063
4/30/2026	$11,257	$11,731	$11,707	$12,202
5/31/2026	$11,281	$11,758	$11,742	$12,247
6/30/2026	$11,306	$11,792	$11,786	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.80	2.04	1.44
Class A with Load	0.74	1.63	1.23
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,072,837,631
Holdings Count | Holding		412
Advisory Fees Paid, Amount		$ 1,372,898
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

Material Fund Change [Text Block]
C000220296
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class A2
Trading Symbol		WFUNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A2	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,004	$10,009	$10,017	$10,006
8/31/2016	$10,007	$10,004	$10,002	$10,020
9/30/2016	$9,991	$9,995	$9,981	$9,970
10/31/2016	$9,996	$10,001	$9,988	$9,865
11/30/2016	$9,948	$9,981	$9,945	$9,497
12/31/2016	$9,943	$9,992	$9,964	$9,609
1/31/2017	$9,958	$10,012	$10,001	$9,672
2/28/2017	$9,964	$10,030	$10,033	$9,739
3/31/2017	$9,968	$10,032	$10,033	$9,760
4/30/2017	$9,985	$10,043	$10,049	$9,831
5/31/2017	$10,001	$10,054	$10,068	$9,987
6/30/2017	$9,996	$10,052	$10,060	$9,951
7/31/2017	$10,013	$10,067	$10,084	$10,032
8/31/2017	$10,028	$10,081	$10,106	$10,108
9/30/2017	$10,033	$10,077	$10,094	$10,057
10/31/2017	$10,039	$10,081	$10,095	$10,081
11/30/2017	$10,024	$10,061	$10,050	$10,027
12/31/2017	$10,031	$10,068	$10,056	$10,132
1/31/2018	$10,039	$10,086	$10,084	$10,013
2/28/2018	$10,036	$10,098	$10,102	$9,983
3/31/2018	$10,045	$10,099	$10,094	$10,020
4/30/2018	$10,044	$10,100	$10,085	$9,984
5/31/2018	$10,064	$10,122	$10,118	$10,098
6/30/2018	$10,084	$10,144	$10,154	$10,107
7/31/2018	$10,092	$10,161	$10,175	$10,131
8/31/2018	$10,102	$10,165	$10,171	$10,157
9/30/2018	$10,101	$10,162	$10,152	$10,092
10/31/2018	$10,101	$10,173	$10,161	$10,030
11/30/2018	$10,124	$10,196	$10,193	$10,141
12/31/2018	$10,146	$10,224	$10,231	$10,262
1/31/2019	$10,167	$10,248	$10,263	$10,340
2/28/2019	$10,179	$10,267	$10,286	$10,395
3/31/2019	$10,201	$10,289	$10,314	$10,559
4/30/2019	$10,213	$10,301	$10,322	$10,599
5/31/2019	$10,235	$10,328	$10,360	$10,745
6/30/2019	$10,248	$10,352	$10,392	$10,785
7/31/2019	$10,270	$10,377	$10,427	$10,872
8/31/2019	$10,281	$10,392	$10,441	$11,043
9/30/2019	$10,281	$10,388	$10,419	$10,955
10/31/2019	$10,292	$10,409	$10,449	$10,974
11/30/2019	$10,302	$10,423	$10,468	$11,002
12/31/2019	$10,312	$10,436	$10,483	$11,035
1/31/2020	$10,343	$10,460	$10,520	$11,234
2/29/2020	$10,353	$10,475	$10,541	$11,378
3/31/2020	$10,302	$10,453	$10,489	$10,966
4/30/2020	$10,282	$10,466	$10,513	$10,828
5/31/2020	$10,344	$10,519	$10,617	$11,173
6/30/2020	$10,362	$10,519	$10,617	$11,264
7/31/2020	$10,379	$10,532	$10,643	$11,454
8/31/2020	$10,384	$10,533	$10,645	$11,400
9/30/2020	$10,388	$10,537	$10,653	$11,403
10/31/2020	$10,392	$10,533	$10,645	$11,369
11/30/2020	$10,407	$10,540	$10,658	$11,540
12/31/2020	$10,411	$10,544	$10,667	$11,610
1/31/2021	$10,424	$10,553	$10,685	$11,684
2/28/2021	$10,416	$10,551	$10,681	$11,499
3/31/2021	$10,419	$10,555	$10,689	$11,570
4/30/2021	$10,422	$10,559	$10,697	$11,667
5/31/2021	$10,424	$10,561	$10,701	$11,702
6/30/2021	$10,427	$10,561	$10,700	$11,734
7/31/2021	$10,439	$10,567	$10,714	$11,831
8/31/2021	$10,430	$10,566	$10,711	$11,788
9/30/2021	$10,420	$10,561	$10,700	$11,703
10/31/2021	$10,411	$10,560	$10,698	$11,668
11/30/2021	$10,412	$10,561	$10,701	$11,768
12/31/2021	$10,413	$10,561	$10,700	$11,787
1/31/2022	$10,360	$10,526	$10,629	$11,464
2/28/2022	$10,340	$10,519	$10,616	$11,423
3/31/2022	$10,289	$10,476	$10,527	$11,053
4/30/2022	$10,250	$10,455	$10,485	$10,747
5/31/2022	$10,288	$10,496	$10,565	$10,907
6/30/2022	$10,285	$10,501	$10,568	$10,728
7/31/2022	$10,325	$10,534	$10,625	$11,011
8/31/2022	$10,291	$10,500	$10,541	$10,770
9/30/2022	$10,236	$10,463	$10,450	$10,357
10/31/2022	$10,248	$10,481	$10,464	$10,271
11/30/2022	$10,326	$10,555	$10,584	$10,751
12/31/2022	$10,340	$10,569	$10,579	$10,782
1/31/2023	$10,397	$10,629	$10,668	$11,091
2/28/2023	$10,358	$10,601	$10,578	$10,841
3/31/2023	$10,438	$10,676	$10,691	$11,081
4/30/2023	$10,430	$10,679	$10,660	$11,056
5/31/2023	$10,434	$10,693	$10,649	$10,960
6/30/2023	$10,483	$10,738	$10,699	$11,070
7/31/2023	$10,511	$10,770	$10,722	$11,114
8/31/2023	$10,519	$10,798	$10,734	$10,954
9/30/2023	$10,507	$10,797	$10,690	$10,633
10/31/2023	$10,541	$10,834	$10,719	$10,542
11/30/2023	$10,641	$10,933	$10,874	$11,211
12/31/2023	$10,697	$10,988	$10,938	$11,472
1/31/2024	$10,719	$10,999	$10,934	$11,413
2/29/2024	$10,742	$11,018	$10,951	$11,428
3/31/2024	$10,765	$11,033	$10,950	$11,428
4/30/2024	$10,776	$11,050	$10,952	$11,286
5/31/2024	$10,810	$11,079	$10,978	$11,253
6/30/2024	$10,868	$11,125	$11,040	$11,425
7/31/2024	$10,927	$11,175	$11,113	$11,530
8/31/2024	$10,975	$11,226	$11,186	$11,621
9/30/2024	$11,013	$11,259	$11,221	$11,735
10/31/2024	$11,016	$11,260	$11,193	$11,564
11/30/2024	$11,054	$11,295	$11,237	$11,764
12/31/2024	$11,058	$11,308	$11,234	$11,593
1/31/2025	$11,106	$11,348	$11,293	$11,651
2/28/2025	$11,144	$11,382	$11,340	$11,766
3/31/2025	$11,160	$11,401	$11,352	$11,567
4/30/2025	$11,166	$11,407	$11,332	$11,474
5/31/2025	$11,204	$11,446	$11,387	$11,481
6/30/2025	$11,255	$11,487	$11,446	$11,553
7/31/2025	$11,305	$11,526	$11,504	$11,529
8/31/2025	$11,344	$11,561	$11,550	$11,630
9/30/2025	$11,371	$11,578	$11,559	$11,899
10/31/2025	$11,386	$11,587	$11,553	$12,046
11/30/2025	$11,413	$11,616	$11,586	$12,074
12/31/2025	$11,441	$11,648	$11,623	$12,085
1/31/2026	$11,486	$11,688	$11,688	$12,198
2/28/2026	$11,523	$11,721	$11,736	$12,350
3/31/2026	$11,500	$11,712	$11,697	$12,063
4/30/2026	$11,528	$11,731	$11,707	$12,202
5/31/2026	$11,553	$11,758	$11,742	$12,247
6/30/2026	$11,579	$11,792	$11,786	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	2.88	2.12	1.48
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,072,837,631
Holdings Count | Holding		412
Advisory Fees Paid, Amount		$ 1,372,898
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

Material Fund Change [Text Block]
C000205247
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class R6
Trading Symbol		WUSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,006	$10,009	$10,017	$10,006
8/31/2016	$10,012	$10,004	$10,002	$10,020
9/30/2016	$9,999	$9,995	$9,981	$9,970
10/31/2016	$10,006	$10,001	$9,988	$9,865
11/30/2016	$9,960	$9,981	$9,945	$9,497
12/31/2016	$9,958	$9,992	$9,964	$9,609
1/31/2017	$9,976	$10,012	$10,001	$9,672
2/28/2017	$9,983	$10,030	$10,033	$9,739
3/31/2017	$9,991	$10,032	$10,033	$9,760
4/30/2017	$10,010	$10,043	$10,049	$9,831
5/31/2017	$10,028	$10,054	$10,068	$9,987
6/30/2017	$10,036	$10,052	$10,060	$9,951
7/31/2017	$10,045	$10,067	$10,084	$10,032
8/31/2017	$10,063	$10,081	$10,106	$10,108
9/30/2017	$10,071	$10,077	$10,094	$10,057
10/31/2017	$10,080	$10,081	$10,095	$10,081
11/30/2017	$10,067	$10,061	$10,050	$10,027
12/31/2017	$10,077	$10,068	$10,056	$10,132
1/31/2018	$10,087	$10,086	$10,084	$10,013
2/28/2018	$10,097	$10,098	$10,102	$9,983
3/31/2018	$10,097	$10,099	$10,094	$10,020
4/30/2018	$10,099	$10,100	$10,085	$9,984
5/31/2018	$10,122	$10,122	$10,118	$10,098
6/30/2018	$10,144	$10,144	$10,154	$10,107
7/31/2018	$10,166	$10,161	$10,175	$10,131
8/31/2018	$10,179	$10,165	$10,171	$10,157
9/30/2018	$10,171	$10,162	$10,152	$10,092
10/31/2018	$10,184	$10,173	$10,161	$10,030
11/30/2018	$10,199	$10,196	$10,193	$10,141
12/31/2018	$10,224	$10,224	$10,231	$10,262
1/31/2019	$10,249	$10,248	$10,263	$10,340
2/28/2019	$10,263	$10,267	$10,286	$10,395
3/31/2019	$10,289	$10,289	$10,314	$10,559
4/30/2019	$10,293	$10,301	$10,322	$10,599
5/31/2019	$10,330	$10,328	$10,360	$10,745
6/30/2019	$10,345	$10,352	$10,392	$10,785
7/31/2019	$10,370	$10,377	$10,427	$10,872
8/31/2019	$10,384	$10,392	$10,441	$11,043
9/30/2019	$10,388	$10,388	$10,419	$10,955
10/31/2019	$10,402	$10,409	$10,449	$10,974
11/30/2019	$10,415	$10,423	$10,468	$11,002
12/31/2019	$10,429	$10,436	$10,483	$11,035
1/31/2020	$10,463	$10,460	$10,520	$11,234
2/29/2020	$10,476	$10,475	$10,541	$11,378
3/31/2020	$10,427	$10,453	$10,489	$10,966
4/30/2020	$10,410	$10,466	$10,513	$10,828
5/31/2020	$10,476	$10,519	$10,617	$11,173
6/30/2020	$10,497	$10,519	$10,617	$11,264
7/31/2020	$10,517	$10,532	$10,643	$11,454
8/31/2020	$10,525	$10,533	$10,645	$11,400
9/30/2020	$10,532	$10,537	$10,653	$11,403
10/31/2020	$10,528	$10,533	$10,645	$11,369
11/30/2020	$10,556	$10,540	$10,658	$11,540
12/31/2020	$10,562	$10,544	$10,667	$11,610
1/31/2021	$10,579	$10,553	$10,685	$11,684
2/28/2021	$10,562	$10,551	$10,681	$11,499
3/31/2021	$10,578	$10,555	$10,689	$11,570
4/30/2021	$10,584	$10,559	$10,697	$11,667
5/31/2021	$10,589	$10,561	$10,701	$11,702
6/30/2021	$10,594	$10,561	$10,700	$11,734
7/31/2021	$10,610	$10,567	$10,714	$11,831
8/31/2021	$10,603	$10,566	$10,711	$11,788
9/30/2021	$10,596	$10,561	$10,700	$11,703
10/31/2021	$10,589	$10,560	$10,698	$11,668
11/30/2021	$10,593	$10,561	$10,701	$11,768
12/31/2021	$10,597	$10,561	$10,700	$11,787
1/31/2022	$10,545	$10,526	$10,629	$11,464
2/28/2022	$10,528	$10,519	$10,616	$11,423
3/31/2022	$10,478	$10,476	$10,527	$11,053
4/30/2022	$10,440	$10,455	$10,485	$10,747
5/31/2022	$10,481	$10,496	$10,565	$10,907
6/30/2022	$10,479	$10,501	$10,568	$10,728
7/31/2022	$10,521	$10,534	$10,625	$11,011
8/31/2022	$10,478	$10,500	$10,541	$10,770
9/30/2022	$10,434	$10,463	$10,450	$10,357
10/31/2022	$10,438	$10,481	$10,464	$10,271
11/30/2022	$10,530	$10,555	$10,584	$10,751
12/31/2022	$10,545	$10,569	$10,579	$10,782
1/31/2023	$10,606	$10,629	$10,668	$11,091
2/28/2023	$10,567	$10,601	$10,578	$10,841
3/31/2023	$10,651	$10,676	$10,691	$11,081
4/30/2023	$10,645	$10,679	$10,660	$11,056
5/31/2023	$10,650	$10,693	$10,649	$10,960
6/30/2023	$10,702	$10,738	$10,699	$11,070
7/31/2023	$10,722	$10,770	$10,722	$11,114
8/31/2023	$10,743	$10,798	$10,734	$10,954
9/30/2023	$10,732	$10,797	$10,690	$10,633
10/31/2023	$10,768	$10,834	$10,719	$10,542
11/30/2023	$10,872	$10,933	$10,874	$11,211
12/31/2023	$10,932	$10,988	$10,938	$11,472
1/31/2024	$10,956	$10,999	$10,934	$11,413
2/29/2024	$10,982	$11,018	$10,951	$11,428
3/31/2024	$11,006	$11,033	$10,950	$11,428
4/30/2024	$11,020	$11,050	$10,952	$11,286
5/31/2024	$11,057	$11,079	$10,978	$11,253
6/30/2024	$11,117	$11,125	$11,040	$11,425
7/31/2024	$11,179	$11,175	$11,113	$11,530
8/31/2024	$11,231	$11,226	$11,186	$11,621
9/30/2024	$11,271	$11,259	$11,221	$11,735
10/31/2024	$11,265	$11,260	$11,193	$11,564
11/30/2024	$11,317	$11,295	$11,237	$11,764
12/31/2024	$11,323	$11,308	$11,234	$11,593
1/31/2025	$11,375	$11,348	$11,293	$11,651
2/28/2025	$11,415	$11,382	$11,340	$11,766
3/31/2025	$11,433	$11,401	$11,352	$11,567
4/30/2025	$11,441	$11,407	$11,332	$11,474
5/31/2025	$11,482	$11,446	$11,387	$11,481
6/30/2025	$11,536	$11,487	$11,446	$11,553
7/31/2025	$11,589	$11,526	$11,504	$11,529
8/31/2025	$11,631	$11,561	$11,550	$11,630
9/30/2025	$11,661	$11,578	$11,559	$11,899
10/31/2025	$11,666	$11,587	$11,553	$12,046
11/30/2025	$11,696	$11,616	$11,586	$12,074
12/31/2025	$11,738	$11,648	$11,623	$12,085
1/31/2026	$11,775	$11,688	$11,688	$12,198
2/28/2026	$11,826	$11,721	$11,736	$12,350
3/31/2026	$11,805	$11,712	$11,697	$12,063
4/30/2026	$11,835	$11,731	$11,707	$12,202
5/31/2026	$11,863	$11,758	$11,742	$12,247
6/30/2026	$11,892	$11,792	$11,786	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.08	2.34	1.75
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,072,837,631
Holdings Count | Holding		412
Advisory Fees Paid, Amount		$ 1,372,898
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

Material Fund Change [Text Block]
C000020341
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		SMAIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.25%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,006	$10,009	$10,017	$10,006
8/31/2016	$10,012	$10,004	$10,002	$10,020
9/30/2016	$9,999	$9,995	$9,981	$9,970
10/31/2016	$10,006	$10,001	$9,988	$9,865
11/30/2016	$9,960	$9,981	$9,945	$9,497
12/31/2016	$9,958	$9,992	$9,964	$9,609
1/31/2017	$9,976	$10,012	$10,001	$9,672
2/28/2017	$9,983	$10,030	$10,033	$9,739
3/31/2017	$9,991	$10,032	$10,033	$9,760
4/30/2017	$10,010	$10,043	$10,049	$9,831
5/31/2017	$10,028	$10,054	$10,068	$9,987
6/30/2017	$10,036	$10,052	$10,060	$9,951
7/31/2017	$10,045	$10,067	$10,084	$10,032
8/31/2017	$10,063	$10,081	$10,106	$10,108
9/30/2017	$10,071	$10,077	$10,094	$10,057
10/31/2017	$10,080	$10,081	$10,095	$10,081
11/30/2017	$10,067	$10,061	$10,050	$10,027
12/31/2017	$10,077	$10,068	$10,056	$10,132
1/31/2018	$10,087	$10,086	$10,084	$10,013
2/28/2018	$10,097	$10,098	$10,102	$9,983
3/31/2018	$10,097	$10,099	$10,094	$10,020
4/30/2018	$10,099	$10,100	$10,085	$9,984
5/31/2018	$10,122	$10,122	$10,118	$10,098
6/30/2018	$10,144	$10,144	$10,154	$10,107
7/31/2018	$10,166	$10,161	$10,175	$10,131
8/31/2018	$10,168	$10,165	$10,171	$10,157
9/30/2018	$10,170	$10,162	$10,152	$10,092
10/31/2018	$10,172	$10,173	$10,161	$10,030
11/30/2018	$10,197	$10,196	$10,193	$10,141
12/31/2018	$10,222	$10,224	$10,231	$10,262
1/31/2019	$10,246	$10,248	$10,263	$10,340
2/28/2019	$10,260	$10,267	$10,286	$10,395
3/31/2019	$10,285	$10,289	$10,314	$10,559
4/30/2019	$10,300	$10,301	$10,322	$10,599
5/31/2019	$10,325	$10,328	$10,360	$10,745
6/30/2019	$10,340	$10,352	$10,392	$10,785
7/31/2019	$10,365	$10,377	$10,427	$10,872
8/31/2019	$10,379	$10,392	$10,441	$11,043
9/30/2019	$10,382	$10,388	$10,419	$10,955
10/31/2019	$10,406	$10,409	$10,449	$10,974
11/30/2019	$10,419	$10,423	$10,468	$11,002
12/31/2019	$10,432	$10,436	$10,483	$11,035
1/31/2020	$10,455	$10,460	$10,520	$11,234
2/29/2020	$10,467	$10,475	$10,541	$11,378
3/31/2020	$10,418	$10,453	$10,489	$10,966
4/30/2020	$10,411	$10,466	$10,513	$10,828
5/31/2020	$10,466	$10,519	$10,617	$11,173
6/30/2020	$10,487	$10,519	$10,617	$11,264
7/31/2020	$10,507	$10,532	$10,643	$11,454
8/31/2020	$10,514	$10,533	$10,645	$11,400
9/30/2020	$10,520	$10,537	$10,653	$11,403
10/31/2020	$10,527	$10,533	$10,645	$11,369
11/30/2020	$10,544	$10,540	$10,658	$11,540
12/31/2020	$10,550	$10,544	$10,667	$11,610
1/31/2021	$10,566	$10,553	$10,685	$11,684
2/28/2021	$10,560	$10,551	$10,681	$11,499
3/31/2021	$10,564	$10,555	$10,689	$11,570
4/30/2021	$10,570	$10,559	$10,697	$11,667
5/31/2021	$10,574	$10,561	$10,701	$11,702
6/30/2021	$10,579	$10,561	$10,700	$11,734
7/31/2021	$10,594	$10,567	$10,714	$11,831
8/31/2021	$10,587	$10,566	$10,711	$11,788
9/30/2021	$10,579	$10,561	$10,700	$11,703
10/31/2021	$10,572	$10,560	$10,698	$11,668
11/30/2021	$10,575	$10,561	$10,701	$11,768
12/31/2021	$10,579	$10,561	$10,700	$11,787
1/31/2022	$10,527	$10,526	$10,629	$11,464
2/28/2022	$10,509	$10,519	$10,616	$11,423
3/31/2022	$10,459	$10,476	$10,527	$11,053
4/30/2022	$10,421	$10,455	$10,485	$10,747
5/31/2022	$10,461	$10,496	$10,565	$10,907
6/30/2022	$10,458	$10,501	$10,568	$10,728
7/31/2022	$10,512	$10,534	$10,625	$11,011
8/31/2022	$10,467	$10,500	$10,541	$10,770
9/30/2022	$10,413	$10,463	$10,450	$10,357
10/31/2022	$10,427	$10,481	$10,464	$10,271
11/30/2022	$10,507	$10,555	$10,584	$10,751
12/31/2022	$10,522	$10,569	$10,579	$10,782
1/31/2023	$10,593	$10,629	$10,668	$11,091
2/28/2023	$10,554	$10,601	$10,578	$10,841
3/31/2023	$10,626	$10,676	$10,691	$11,081
4/30/2023	$10,620	$10,679	$10,660	$11,056
5/31/2023	$10,624	$10,693	$10,649	$10,960
6/30/2023	$10,676	$10,738	$10,699	$11,070
7/31/2023	$10,706	$10,770	$10,722	$11,114
8/31/2023	$10,715	$10,798	$10,734	$10,954
9/30/2023	$10,704	$10,797	$10,690	$10,633
10/31/2023	$10,740	$10,834	$10,719	$10,542
11/30/2023	$10,843	$10,933	$10,874	$11,211
12/31/2023	$10,902	$10,988	$10,938	$11,472
1/31/2024	$10,926	$10,999	$10,934	$11,413
2/29/2024	$10,951	$11,018	$10,951	$11,428
3/31/2024	$10,975	$11,033	$10,950	$11,428
4/30/2024	$11,000	$11,050	$10,952	$11,286
5/31/2024	$11,025	$11,079	$10,978	$11,253
6/30/2024	$11,085	$11,125	$11,040	$11,425
7/31/2024	$11,146	$11,175	$11,113	$11,530
8/31/2024	$11,197	$11,226	$11,186	$11,621
9/30/2024	$11,237	$11,259	$11,221	$11,735
10/31/2024	$11,242	$11,260	$11,193	$11,564
11/30/2024	$11,282	$11,295	$11,237	$11,764
12/31/2024	$11,287	$11,308	$11,234	$11,593
1/31/2025	$11,338	$11,348	$11,293	$11,651
2/28/2025	$11,378	$11,382	$11,340	$11,766
3/31/2025	$11,395	$11,401	$11,352	$11,567
4/30/2025	$11,403	$11,407	$11,332	$11,474
5/31/2025	$11,455	$11,446	$11,387	$11,481
6/30/2025	$11,497	$11,487	$11,446	$11,553
7/31/2025	$11,549	$11,526	$11,504	$11,529
8/31/2025	$11,590	$11,561	$11,550	$11,630
9/30/2025	$11,619	$11,578	$11,559	$11,899
10/31/2025	$11,636	$11,587	$11,553	$12,046
11/30/2025	$11,666	$11,616	$11,586	$12,074
12/31/2025	$11,695	$11,648	$11,623	$12,085
1/31/2026	$11,743	$11,688	$11,688	$12,198
2/28/2026	$11,782	$11,721	$11,736	$12,350
3/31/2026	$11,760	$11,712	$11,697	$12,063
4/30/2026	$11,790	$11,731	$11,707	$12,202
5/31/2026	$11,817	$11,758	$11,742	$12,247
6/30/2026	$11,857	$11,792	$11,786	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.14	2.31	1.72
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 1,072,837,631
Holdings Count | Holding		412
Advisory Fees Paid, Amount		$ 1,372,898
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

Material Fund Change [Text Block]
C000064975
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Class A
Trading Symbol		WWTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	0.64%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractors from Fund relative performance were duration positioning and security selection, particularly in the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors, while our credit allocation to AA- and AAA-rated issues and allocation to the education sector offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,547	$10,000	$10,000
7/31/2016	$9,529	$10,009	$10,006
8/31/2016	$9,555	$10,031	$10,020
9/30/2016	$9,530	$9,970	$9,970
10/31/2016	$9,470	$9,882	$9,865
11/30/2016	$9,213	$9,527	$9,497
12/31/2016	$9,266	$9,631	$9,609
1/31/2017	$9,268	$9,712	$9,672
2/28/2017	$9,333	$9,779	$9,739
3/31/2017	$9,354	$9,798	$9,760
4/30/2017	$9,409	$9,866	$9,831
5/31/2017	$9,525	$9,999	$9,987
6/30/2017	$9,501	$9,966	$9,951
7/31/2017	$9,564	$10,040	$10,032
8/31/2017	$9,646	$10,099	$10,108
9/30/2017	$9,614	$10,045	$10,057
10/31/2017	$9,625	$10,068	$10,081
11/30/2017	$9,601	$10,000	$10,027
12/31/2017	$9,665	$10,095	$10,132
1/31/2018	$9,579	$9,985	$10,013
2/28/2018	$9,547	$9,956	$9,983
3/31/2018	$9,586	$9,984	$10,020
4/30/2018	$9,563	$9,954	$9,984
5/31/2018	$9,656	$10,055	$10,098
6/30/2018	$9,668	$10,068	$10,107
7/31/2018	$9,690	$10,096	$10,131
8/31/2018	$9,702	$10,119	$10,157
9/30/2018	$9,652	$10,051	$10,092
10/31/2018	$9,610	$10,000	$10,030
11/30/2018	$9,705	$10,099	$10,141
12/31/2018	$9,809	$10,228	$10,262
1/31/2019	$9,876	$10,307	$10,340
2/28/2019	$9,917	$10,354	$10,395
3/31/2019	$10,030	$10,489	$10,559
4/30/2019	$10,062	$10,513	$10,599
5/31/2019	$10,166	$10,643	$10,745
6/30/2019	$10,206	$10,689	$10,785
7/31/2019	$10,274	$10,767	$10,872
8/31/2019	$10,387	$10,888	$11,043
9/30/2019	$10,342	$10,813	$10,955
10/31/2019	$10,353	$10,844	$10,974
11/30/2019	$10,373	$10,869	$11,002
12/31/2019	$10,397	$10,905	$11,035
1/31/2020	$10,518	$11,059	$11,234
2/29/2020	$10,610	$11,170	$11,378
3/31/2020	$10,377	$10,890	$10,966
4/30/2020	$10,274	$10,789	$10,828
5/31/2020	$10,471	$11,127	$11,173
6/30/2020	$10,517	$11,175	$11,264
7/31/2020	$10,629	$11,313	$11,454
8/31/2020	$10,609	$11,285	$11,400
9/30/2020	$10,608	$11,304	$11,403
10/31/2020	$10,597	$11,266	$11,369
11/30/2020	$10,719	$11,388	$11,540
12/31/2020	$10,764	$11,430	$11,610
1/31/2021	$10,800	$11,497	$11,684
2/28/2021	$10,702	$11,346	$11,499
3/31/2021	$10,747	$11,408	$11,570
4/30/2021	$10,811	$11,476	$11,667
5/31/2021	$10,846	$11,504	$11,702
6/30/2021	$10,871	$11,536	$11,734
7/31/2021	$10,944	$11,619	$11,831
8/31/2021	$10,930	$11,589	$11,788
9/30/2021	$10,868	$11,527	$11,703
10/31/2021	$10,844	$11,492	$11,668
11/30/2021	$10,908	$11,565	$11,768
12/31/2021	$10,914	$11,583	$11,787
1/31/2022	$10,705	$11,303	$11,464
2/28/2022	$10,664	$11,279	$11,423
3/31/2022	$10,427	$10,950	$11,053
4/30/2022	$10,180	$10,654	$10,747
5/31/2022	$10,276	$10,783	$10,907
6/30/2022	$10,117	$10,603	$10,728
7/31/2022	$10,341	$10,867	$11,011
8/31/2022	$10,114	$10,618	$10,770
9/30/2022	$9,778	$10,197	$10,357
10/31/2022	$9,709	$10,119	$10,271
11/30/2022	$10,115	$10,556	$10,751
12/31/2022	$10,115	$10,601	$10,782
1/31/2023	$10,365	$10,885	$11,091
2/28/2023	$10,147	$10,632	$10,841
3/31/2023	$10,328	$10,862	$11,081
4/30/2023	$10,310	$10,811	$11,056
5/31/2023	$10,232	$10,725	$10,960
6/30/2023	$10,314	$10,853	$11,070
7/31/2023	$10,326	$10,912	$11,114
8/31/2023	$10,197	$10,740	$10,954
9/30/2023	$9,937	$10,411	$10,633
10/31/2023	$9,818	$10,308	$10,542
11/30/2023	$10,419	$10,986	$11,211
12/31/2023	$10,655	$11,255	$11,472
1/31/2024	$10,636	$11,192	$11,413
2/29/2024	$10,629	$11,216	$11,428
3/31/2024	$10,632	$11,220	$11,428
4/30/2024	$10,512	$11,080	$11,286
5/31/2024	$10,464	$11,051	$11,253
6/30/2024	$10,684	$11,242	$11,425
7/31/2024	$10,770	$11,348	$11,530
8/31/2024	$10,878	$11,451	$11,621
9/30/2024	$10,987	$11,546	$11,735
10/31/2024	$10,835	$11,381	$11,564
11/30/2024	$10,995	$11,584	$11,764
12/31/2024	$10,863	$11,410	$11,593
1/31/2025	$10,910	$11,476	$11,651
2/28/2025	$11,020	$11,577	$11,766
3/31/2025	$10,857	$11,413	$11,567
4/30/2025	$10,799	$11,329	$11,474
5/31/2025	$10,773	$11,345	$11,481
6/30/2025	$10,875	$11,408	$11,553
7/31/2025	$10,850	$11,381	$11,529
8/31/2025	$10,942	$11,494	$11,630
9/30/2025	$11,184	$11,809	$11,899
10/31/2025	$11,298	$11,948	$12,046
11/30/2025	$11,338	$11,988	$12,074
12/31/2025	$11,356	$12,003	$12,085
1/31/2026	$11,416	$12,092	$12,198
2/28/2026	$11,532	$12,226	$12,350
3/31/2026	$11,355	$11,960	$12,063
4/30/2026	$11,451	$12,100	$12,202
5/31/2026	$11,491	$12,157	$12,247
6/30/2026	$11,586	$12,291	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.54	1.28	1.96
Class A with Load	1.76	0.36	1.48
Bloomberg Wisconsin Municipal Bond Index	7.74	1.28	2.08
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 157,087,584
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 454,660
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$157,087,584
# of portfolio holdings	152
Portfolio turnover rate	20%
Total advisory fees paid	$454,660

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.2
AA/Aa	30.9
A/A	38.5
BBB/Baa	25.3
BB/Ba	0.2
Not Rated	3.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	32.2
1-3 years	6.0
3-5 years	11.5
5-10 years	24.2
10-20 years	17.7
20-30 years	8.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.75%, 6‑1‑2036	6.7
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	3.9
Wisconsin HEFA Sanford Obligated Group Series C, 5.00%, 2‑15‑2047	3.1
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.6
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.5
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.2
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.0
Wisconsin Center District Series C CAB, 0.00%, 12‑15‑2050	2.0
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.9
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000176498
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		WWTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractors from Fund relative performance were duration positioning and security selection, particularly in the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors, while our credit allocation to AA- and AAA-rated issues and allocation to the education sector offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,982	$10,009	$10,006
8/31/2016	$10,009	$10,031	$10,020
9/30/2016	$9,982	$9,970	$9,970
10/31/2016	$9,920	$9,882	$9,865
11/30/2016	$9,652	$9,527	$9,497
12/31/2016	$9,709	$9,631	$9,609
1/31/2017	$9,713	$9,712	$9,672
2/28/2017	$9,782	$9,779	$9,739
3/31/2017	$9,805	$9,798	$9,760
4/30/2017	$9,865	$9,866	$9,831
5/31/2017	$9,988	$9,999	$9,987
6/30/2017	$9,964	$9,966	$9,951
7/31/2017	$10,032	$10,040	$10,032
8/31/2017	$10,120	$10,099	$10,108
9/30/2017	$10,087	$10,045	$10,057
10/31/2017	$10,101	$10,068	$10,081
11/30/2017	$10,076	$10,000	$10,027
12/31/2017	$10,145	$10,095	$10,132
1/31/2018	$10,056	$9,985	$10,013
2/28/2018	$10,025	$9,956	$9,983
3/31/2018	$10,067	$9,984	$10,020
4/30/2018	$10,044	$9,954	$9,984
5/31/2018	$10,143	$10,055	$10,098
6/30/2018	$10,158	$10,068	$10,107
7/31/2018	$10,182	$10,096	$10,131
8/31/2018	$10,196	$10,119	$10,157
9/30/2018	$10,154	$10,051	$10,092
10/31/2018	$10,103	$10,000	$10,030
11/30/2018	$10,204	$10,099	$10,141
12/31/2018	$10,315	$10,228	$10,262
1/31/2019	$10,387	$10,307	$10,340
2/28/2019	$10,432	$10,354	$10,395
3/31/2019	$10,553	$10,489	$10,559
4/30/2019	$10,587	$10,513	$10,599
5/31/2019	$10,698	$10,643	$10,745
6/30/2019	$10,742	$10,689	$10,785
7/31/2019	$10,815	$10,767	$10,872
8/31/2019	$10,936	$10,888	$11,043
9/30/2019	$10,891	$10,813	$10,955
10/31/2019	$10,904	$10,844	$10,974
11/30/2019	$10,926	$10,869	$11,002
12/31/2019	$10,953	$10,905	$11,035
1/31/2020	$11,082	$11,059	$11,234
2/29/2020	$11,181	$11,170	$11,378
3/31/2020	$10,947	$10,890	$10,966
4/30/2020	$10,830	$10,789	$10,828
5/31/2020	$11,049	$11,127	$11,173
6/30/2020	$11,089	$11,175	$11,264
7/31/2020	$11,209	$11,313	$11,454
8/31/2020	$11,190	$11,285	$11,400
9/30/2020	$11,190	$11,304	$11,403
10/31/2020	$11,180	$11,266	$11,369
11/30/2020	$11,310	$11,388	$11,540
12/31/2020	$11,359	$11,430	$11,610
1/31/2021	$11,398	$11,497	$11,684
2/28/2021	$11,297	$11,346	$11,499
3/31/2021	$11,356	$11,408	$11,570
4/30/2021	$11,415	$11,476	$11,667
5/31/2021	$11,453	$11,504	$11,702
6/30/2021	$11,481	$11,536	$11,734
7/31/2021	$11,560	$11,619	$11,831
8/31/2021	$11,547	$11,589	$11,788
9/30/2021	$11,483	$11,527	$11,703
10/31/2021	$11,459	$11,492	$11,668
11/30/2021	$11,528	$11,565	$11,768
12/31/2021	$11,536	$11,583	$11,787
1/31/2022	$11,317	$11,303	$11,464
2/28/2022	$11,275	$11,279	$11,423
3/31/2022	$11,026	$10,950	$11,053
4/30/2022	$10,766	$10,654	$10,747
5/31/2022	$10,869	$10,783	$10,907
6/30/2022	$10,703	$10,603	$10,728
7/31/2022	$10,941	$10,867	$11,011
8/31/2022	$10,712	$10,618	$10,770
9/30/2022	$10,348	$10,197	$10,357
10/31/2022	$10,276	$10,119	$10,271
11/30/2022	$10,708	$10,556	$10,751
12/31/2022	$10,710	$10,601	$10,782
1/31/2023	$10,976	$10,885	$11,091
2/28/2023	$10,747	$10,632	$10,841
3/31/2023	$10,941	$10,862	$11,081
4/30/2023	$10,923	$10,811	$11,056
5/31/2023	$10,841	$10,725	$10,960
6/30/2023	$10,931	$10,853	$11,070
7/31/2023	$10,945	$10,912	$11,114
8/31/2023	$10,809	$10,740	$10,954
9/30/2023	$10,535	$10,411	$10,633
10/31/2023	$10,411	$10,308	$10,542
11/30/2023	$11,050	$10,986	$11,211
12/31/2023	$11,302	$11,255	$11,472
1/31/2024	$11,284	$11,192	$11,413
2/29/2024	$11,278	$11,216	$11,428
3/31/2024	$11,282	$11,220	$11,428
4/30/2024	$11,157	$11,080	$11,286
5/31/2024	$11,108	$11,051	$11,253
6/30/2024	$11,343	$11,242	$11,425
7/31/2024	$11,447	$11,348	$11,530
8/31/2024	$11,553	$11,451	$11,621
9/30/2024	$11,669	$11,546	$11,735
10/31/2024	$11,510	$11,381	$11,564
11/30/2024	$11,682	$11,584	$11,764
12/31/2024	$11,543	$11,410	$11,593
1/31/2025	$11,594	$11,476	$11,651
2/28/2025	$11,713	$11,577	$11,766
3/31/2025	$11,540	$11,413	$11,567
4/30/2025	$11,481	$11,329	$11,474
5/31/2025	$11,455	$11,345	$11,481
6/30/2025	$11,564	$11,408	$11,553
7/31/2025	$11,538	$11,381	$11,529
8/31/2025	$11,638	$11,494	$11,630
9/30/2025	$11,897	$11,809	$11,899
10/31/2025	$12,019	$11,948	$12,046
11/30/2025	$12,062	$11,988	$12,074
12/31/2025	$12,083	$12,003	$12,085
1/31/2026	$12,148	$12,092	$12,198
2/28/2026	$12,272	$12,226	$12,350
3/31/2026	$12,085	$11,960	$12,063
4/30/2026	$12,188	$12,100	$12,202
5/31/2026	$12,232	$12,157	$12,247
6/30/2026	$12,335	$12,291	$12,365

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	6.67	1.45	2.12
Bloomberg Wisconsin Municipal Bond Index	7.74	1.28	2.08
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 157,087,584
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 454,660
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$157,087,584
# of portfolio holdings	152
Portfolio turnover rate	20%
Total advisory fees paid	$454,660

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.2
AA/Aa	30.9
A/A	38.5
BBB/Baa	25.3
BB/Ba	0.2
Not Rated	3.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	32.2
1-3 years	6.0
3-5 years	11.5
5-10 years	24.2
10-20 years	17.7
20-30 years	8.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.75%, 6‑1‑2036	6.7
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	3.9
Wisconsin HEFA Sanford Obligated Group Series C, 5.00%, 2‑15‑2047	3.1
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.6
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.5
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.2
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.0
Wisconsin Center District Series C CAB, 0.00%, 12‑15‑2050	2.0
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.9
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2025.